Diamond Hill Small Cap Fund
Schedule of Investments
September 30, 2020 (Unaudited)

Common Stocks - 95.9%	Shares	Fair Value
Communication Services - 3.6%
Live Nation Entertainment, Inc. (a)	303,515	$16,353,388

Consumer Discretionary - 17.0%
Aaron's, Inc.	147,020	8,328,683
Carter's, Inc.	60,349	5,225,016
Green Brick Partners, Inc. (a)	593,334	9,552,677
Hanesbrands, Inc.	668,137	10,523,158
Red Rock Resorts, Inc., Class A (b)	1,010,598	17,281,226
Vail Resorts, Inc.	108,786	23,276,940
Wolverine World Wide, Inc.	134,280	3,469,795
		77,657,495
Consumer Staples - 10.1%
Cal-Maine Foods, Inc. (a)	468,676	17,983,098
Flowers Foods, Inc.	259,159	6,305,338
Lancaster Colony Corp.	11,411	2,040,287
Post Holdings, Inc. (a)	147,282	12,666,252
Seaboard Corp.	2,597	7,366,884
		46,361,859
Energy - 1.1%
Bonanza Creek Energy, Inc. (a)	118,554	2,228,815
Cimarex Energy Co.	117,472	2,858,094
		5,086,909
Financials - 24.2%
Bank OZK	776,669	16,558,583
BankUnited, Inc.	90,000	1,971,900
BOK Financial Corp.	178,188	9,178,464
Brown & Brown, Inc.	119,141	5,393,513
Cadence BanCorp	450,000	3,865,500
Enstar Group Ltd. (a)	92,288	14,904,512
First of Long Island Corp. (The)	194,480	2,880,249
Live Oak Bancshares, Inc. (b)	190,158	4,816,702
Mr. Cooper Group, Inc. (a)	437,464	9,764,197
ProAssurance Corp.	683,551	10,690,738
Reinsurance Group of America, Inc.	58,223	5,542,247
RenaissanceRe Holdings Ltd.	37,707	6,400,386

Diamond Hill Small Cap Fund

Schedule of Investments (Continued)

Common Stocks - 95.9% (Continued)	Shares	Fair Value
Financials - 24.2% (Continued)
Sterling Bancorp	1,804,271	$18,980,931
		110,947,922
Health Care - 3.1%
Integer Holdings Corp. (a)	31,924	1,883,835
LivaNova plc (a)	107,858	4,876,260
Natus Medical, Inc. (a)	424,428	7,270,452
		14,030,547
Industrials - 17.5%
Alaska Air Group, Inc.	133,157	4,877,541
Allegiant Travel Co.	84,059	10,070,268
Colfax Corp. (a)	406,206	12,738,620
Hub Group, Inc., Class A (a)	213,618	10,722,556
Hyster-Yale Materials Handling, Inc.	94,169	3,498,378
Kirby Corp. (a)	153,186	5,540,738
Sensata Technologies Holding plc (a)	59,399	2,562,473
SPX FLOW, Inc. (a)	194,571	8,331,530
Stericycle, Inc. (a)(b)	126,715	7,990,648
Toro Co. (The)	35,919	3,015,400
TriMas Corp. (a)	170,587	3,889,384
WESCO International, Inc. (a)	161,228	7,097,257
		80,334,793
Information Technology - 6.6%
Broadridge Financial Solutions, Inc.	74,563	9,842,316
Sanmina Corp. (a)	172,316	4,661,148
WNS Holdings Ltd. - ADR (a)	248,237	15,877,239
		30,380,703
Materials - 4.1%
Ashland Global Holdings, Inc.	143,189	10,154,964
W.R. Grace & Co.	213,611	8,606,387
		18,761,351
Real Estate - 5.5%
American Campus Communities, Inc. REIT	94,547	3,301,581
CubeSmart REIT	546,334	17,652,052
JBG SMITH Properties	73,192	1,957,154
Jones Lang LaSalle, Inc.	23,067	2,206,589
		25,117,376
Utilities - 3.1%
South Jersey Industries, Inc.	433,104	8,345,914
UGI Corp.	179,357	5,915,194
		14,261,108

Diamond Hill Small Cap Fund

Schedule of Investments (Continued)

Common Stocks - 95.9% (Continued)	Shares	Fair Value
Total Common Stocks (Cost $343,441,220)		$439,293,451

Registered Investment Companies - 3.3%	Shares	Fair Value
State Street Institutional US Government Money Market Fund, Premier Class , 0.03% (c) (Cost $15,170,574)	15,170,574	$15,170,574

Total Investment Securities - 99.2% (Cost $358,611,794)		$454,464,025

Other Assets in Excess of Liabilities - 0.8%		3,824,470

Net Assets - 100.0%		$458,288,495

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2020 was $2,011,726.
(c)	The rate shown is the 7-day effective yield as of September 30, 2020.

ADR -	American Depositary Receipt
plc -	Public Limited Company
REIT -	Real Estate Investment Trust

See accompanying notes to Schedules of Investments.

Diamond Hill Small-Mid Cap Fund
Schedule of Investments
September 30, 2020 (Unaudited)

Common Stocks - 92.7%	Shares	Fair Value
Communication Services - 1.3%
Liberty Media Corp. - Liberty Formula One - Series C (a)	563,457	$20,436,585

Consumer Discretionary - 17.3%
Aaron's, Inc.	388,174	21,990,057
Advance Auto Parts, Inc.	116,974	17,955,509
BorgWarner, Inc.	1,221,750	47,330,595
Carter's, Inc. (b)	182,420	15,793,924
Hanesbrands, Inc.	2,283,108	35,958,951
NVR, Inc. (a)	11,797	48,168,567
Red Rock Resorts, Inc., Class A	2,342,555	40,057,690
Vail Resorts, Inc.	189,912	40,635,471
Wolverine World Wide, Inc.	638,874	16,508,504
		284,399,268
Consumer Staples - 8.9%
Cal-Maine Foods, Inc. (a)	1,001,382	38,423,027
Flowers Foods, Inc.	1,057,199	25,721,652
Molson Coors Beverage Co., Class B	342,151	11,482,588
Post Holdings, Inc. (a)	815,001	70,090,086
		145,717,353
Energy - 1.2%
Cimarex Energy Co.	838,689	20,405,303

Financials - 22.2%
Alleghany Corp.	16,513	8,594,191
Bank OZK	1,062,082	22,643,588
BankUnited, Inc.	1,238,699	27,139,895
BOK Financial Corp. (b)	543,899	28,016,237
Brighthouse Financial, Inc. (a)	562,264	15,130,524
Brown & Brown, Inc.	321,009	14,532,077
Cadence BanCorp	982,727	8,441,625
Enstar Group Ltd. (a)	95,352	15,399,348
First Republic Bank	312,376	34,067,727
Loews Corp.	622,927	21,646,713
Mr. Cooper Group, Inc. (a)	1,329,549	29,675,534
ProAssurance Corp.	1,211,456	18,947,172

Diamond Hill Small-Mid Cap Fund

Schedule of Investments (Continued)

Common Stocks - 92.7% (Continued)	Shares	Fair Value
Financials - 22.2% (Continued)
Reinsurance Group of America, Inc.	287,226	$27,341,043
RenaissanceRe Holdings Ltd.	156,282	26,527,307
Sterling Bancorp	3,575,683	37,616,185
SVB Financial Group (a)	120,997	29,114,298
		364,833,464
Health Care - 2.7%
Boston Scientific Corp. (a)	456,555	17,444,967
Integer Holdings Corp. (a)	83,286	4,914,707
LivaNova plc (a)	488,804	22,098,829
		44,458,503
Industrials - 18.9%
Alaska Air Group, Inc.	628,521	23,022,724
Allegiant Travel Co. (b)	238,147	28,530,011
Colfax Corp. (a)(b)	1,396,140	43,782,950
Hub Group, Inc., Class A (a)	633,217	31,784,327
Kirby Corp. (a)	984,566	35,611,752
Parker-Hannifin Corp.	66,783	13,512,872
Sensata Technologies Holding plc (a)	1,182,675	51,020,599
SPX FLOW, Inc. (a)	415,749	17,802,372
Stericycle, Inc. (a)(b)	447,161	28,197,973
WESCO International, Inc. (a)	855,962	37,679,447
		310,945,027
Information Technology - 5.0%
Avnet, Inc.	354,759	9,166,973
Broadridge Financial Solutions, Inc.	72,960	9,630,720
Juniper Networks, Inc.	621,681	13,366,142
Sanmina Corp. (a)	837,895	22,665,060
WNS Holdings Ltd. - ADR (a)	435,810	27,874,408
		82,703,303
Materials - 3.4%
Ashland Global Holdings, Inc.	508,290	36,047,927
W.R. Grace & Co.	491,239	19,792,019
		55,839,946
Real Estate - 7.9%
American Campus Communities, Inc. REIT	479,114	16,730,661
CubeSmart REIT	1,791,936	57,897,452
Douglas Emmett, Inc.	798,828	20,050,583
iStar, Inc. REIT (b)	703,428	8,307,485
Jones Lang LaSalle, Inc.	106,459	10,183,868
Mid-America Apartment Communities, Inc. REIT	142,563	16,530,180
		129,700,229

Diamond Hill Small-Mid Cap Fund

Schedule of Investments (Continued)

Common Stocks - 92.7% (Continued)	Shares	Fair Value
Utilities - 3.9%
South Jersey Industries, Inc.	1,335,119	$25,727,743
UGI Corp.	1,168,547	38,538,680
		64,266,423

Total Common Stocks (Cost $1,511,933,928)		$1,523,705,404

Registered Investment Companies - 7.0%	Shares	Fair Value
Diamond Hill Short Duration Securitized Bond Fund, Class Y (c)	2,618,861	25,979,102
State Street Institutional US Government Money Market Fund, Premier Class, 0.03% (d)	82,158,113	82,158,113
State Street Navigator Securities Lending Portfolio I, 0.08% (d)(e)	7,266,209	7,266,209
Total Registered Investment Companies (Cost $115,746,602)		$115,403,424

Total Investment Securities - 99.7% (Cost $1,627,680,530)		$1,639,108,828

Other Assets in Excess of Liabilities - 0.3%		4,548,476

Net Assets - 100.0%		$1,643,657,304

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2020 was $11,830,231.
(c)	Affiliated Fund.
(d)	The rate shown is the 7-day effective yield as of September 30, 2020.
(e)	This security was purchased with cash collateral held from securities on loan.

ADR -	American Depositary Receipt
plc -	Public Limited Company
REIT -	Real Estate Investment Trust

See accompanying notes to Schedules of Investments.

Diamond Hill Mid Cap Fund
Schedule of Investments
September 30, 2020 (Unaudited)

Common Stocks - 92.8%	Shares	Fair Value
Communication Services - 1.3%
Liberty Media Corp. - Liberty Formula One - Series C (a)	76,231	$2,764,898

Consumer Discretionary - 16.9%
Aaron's, Inc.	43,111	2,442,238
Advance Auto Parts, Inc.	15,804	2,425,914
BorgWarner, Inc.	161,268	6,247,522
Carter's, Inc.	21,298	1,843,981
Hanesbrands, Inc.	240,980	3,795,435
NVR, Inc. (a)	1,585	6,471,745
Red Rock Resorts, Inc., Class A	324,176	5,543,410
Vail Resorts, Inc.	25,021	5,353,743
VF Corp.	42,010	2,951,203
		37,075,191
Consumer Staples - 8.7%
Archer-Daniels-Midland Co.	117,637	5,468,944
Flowers Foods, Inc.	91,687	2,230,745
Molson Coors Beverage Co., Class B	72,780	2,442,497
Post Holdings, Inc. (a)	104,182	8,959,652
		19,101,838
Energy - 0.9%
Cimarex Energy Co.	81,604	1,985,425

Financials - 24.5%
American International Group, Inc.	149,148	4,106,045
Bank OZK	136,692	2,914,273
BankUnited, Inc.	118,174	2,589,192
BOK Financial Corp.	47,626	2,453,215
Brighthouse Financial, Inc. (a)	73,661	1,982,218
Discover Financial Services	48,495	2,802,041
Enstar Group Ltd. (a)	9,764	1,576,886
First Republic Bank	53,083	5,789,232
Franklin Resources, Inc.	51,770	1,053,520
Hartford Financial Services Group, Inc. (The)	82,862	3,054,293
Loews Corp.	241,664	8,397,824
Mr. Cooper Group, Inc. (a)	125,888	2,809,820

Diamond Hill Mid Cap Fund

Schedule of Investments (Continued)

Common Stocks - 92.8% (Continued)	Shares	Fair Value
Financials - 24.5% (Continued)
Reinsurance Group of America, Inc.	17,400	$1,656,306
RenaissanceRe Holdings Ltd.	18,431	3,128,478
Sterling Bancorp	346,772	3,648,042
SVB Financial Group (a)	16,989	4,087,893
Willis Towers Watson plc	7,761	1,620,652
		53,669,930
Health Care - 2.2%
Boston Scientific Corp. (a)	125,353	4,789,738

Industrials - 15.7%
Alaska Air Group, Inc.	107,422	3,934,868
Colfax Corp. (a)	185,147	5,806,210
Hub Group, Inc., Class A (a)	41,959	2,106,132
Kirby Corp. (a)	111,851	4,045,651
Parker-Hannifin Corp.	28,112	5,688,182
Sensata Technologies Holding plc (a)	131,649	5,679,338
Stericycle, Inc. (a)	62,556	3,944,781
WESCO International, Inc. (a)	70,270	3,093,285
		34,298,447
Information Technology - 7.4%
Avnet, Inc.	47,750	1,233,860
Check Point Software Technologies Ltd. (a)	47,107	5,668,856
Cognizant Technology Solutions Corp., Class A	59,780	4,149,928
Juniper Networks, Inc.	85,833	1,845,410
NXP Semiconductors NV	25,520	3,185,151
		16,083,205
Materials - 3.4%
Ashland Global Holdings, Inc.	68,932	4,888,658
W.R. Grace & Co.	63,215	2,546,932
		7,435,590
Real Estate - 8.1%
American Campus Communities, Inc. REIT	63,417	2,214,522
CubeSmart REIT	237,768	7,682,284
Douglas Emmett, Inc.	102,673	2,577,092
Jones Lang LaSalle, Inc.	14,221	1,360,381
Mid-America Apartment Communities, Inc. REIT	19,351	2,243,749
Weyerhaeuser Co.	59,583	1,699,307
		17,777,335
Utilities - 3.7%
South Jersey Industries, Inc.	154,832	2,983,613

Diamond Hill Mid Cap Fund

Schedule of Investments (Continued)

Common Stocks - 92.8% (Continued)	Shares	Fair Value
Utilities - 3.7% (Continued)
UGI Corp.	156,233	$5,152,564
		8,136,177

Total Common Stocks (Cost $198,399,530)		$203,117,774

Registered Investment Companies - 7.1%	Shares	Fair Value
Diamond Hill Short Duration Securitized Bond Fund, Class Y (b)	159,891	1,586,122
State Street Institutional US Government Money Market Fund, Premier Class, 0.03% (c)	13,936,570	13,936,570
Total Registered Investment Companies (Cost $15,547,912)		$15,522,692

Total Investment Securities - 99.9% (Cost $213,947,442)		$218,640,466

Other Assets in Excess of Liabilities - 0.1%		180,133

Net Assets - 100.0%		$218,820,599

(a)	Non-income producing security.
(b)	Affiliated Fund.
(c)	The rate shown is the7-day effective yield as of September 30, 2020.

plc -	Public Limited Company
REIT -	Real Estate Investment Trust
NV -	Naamloze Vennootschap

See accompanying notes to Schedules of Investments.

Diamond Hill Large Cap Fund
Schedule of Investments
September 30, 2020 (Unaudited)

Common Stocks - 97.8%	Shares	Fair Value
Communication Services - 9.1%
Alphabet, Inc., Class A (a)	58,640	$85,942,784
Charter Communications, Inc., Class A (a)	226,562	141,451,719
Comcast Corp., Class A	2,608,773	120,681,839
Facebook, Inc., Class A (a)	325,035	85,126,666
Walt Disney Co. (The)	1,550,377	192,370,778
		625,573,786
Consumer Discretionary - 15.0%
Booking Holdings, Inc. (a)	75,140	128,540,495
BorgWarner, Inc.	3,495,593	135,419,273
General Motors Co.	4,665,110	138,040,605
Hanesbrands, Inc. (b)	6,046,011	95,224,673
NVR, Inc. (a)	39,461	161,123,998
O'Reilly Automotive, Inc. (a)	159,300	73,450,044
TJX Cos., Inc. (The)	2,604,204	144,923,953
VF Corp.	2,217,409	155,772,982
		1,032,496,023
Consumer Staples - 14.0%
Archer-Daniels-Midland Co.	2,369,913	110,177,255
Kimberly-Clark Corp.	983,046	145,156,572
Mondelēz International, Inc., Class A	3,599,098	206,768,180
PepsiCo, Inc.	1,525,183	211,390,364
Philip Morris International, Inc.	826,435	61,974,361
Procter & Gamble Co. (The)	1,615,463	224,533,202
		959,999,934
Energy - 1.9%
Chevron Corp.	1,803,992	129,887,424

Financials - 24.3%
American International Group, Inc.	8,655,809	238,294,422
Berkshire Hathaway, Inc., Class B (a)	1,215,648	258,860,085
Charles Schwab Corp. (The)	5,076,011	183,903,879
Citigroup, Inc.	4,569,001	196,969,633
First Republic Bank	924,108	100,783,218
Hartford Financial Services Group, Inc. (The)	2,797,136	103,102,433
JPMorgan Chase & Co.	903,021	86,933,832

Diamond Hill Large Cap Fund

Schedule of Investments (Continued)

Common Stocks - 97.8% (Continued)	Shares	Fair Value
Financials - 24.3% (Continued)
KKR & Co., Inc.	5,525,368	$189,741,137
Marsh & McLennan Cos., Inc.	864,914	99,205,636
MetLife, Inc.	3,254,872	120,983,592
Morgan Stanley	1,973,223	95,405,332
		1,674,183,199
Health Care - 12.6%
Abbott Laboratories	2,800,402	304,767,750
Gilead Sciences, Inc.	1,251,798	79,101,116
Humana, Inc.	326,701	135,218,277
Medtronic plc	1,796,821	186,725,638
Pfizer, Inc.	4,325,038	158,728,895
		864,541,676
Industrials - 8.1%
Carrier Global Corp.	3,044,813	92,988,589
Caterpillar, Inc.	581,413	86,717,749
Deere & Co.	178,713	39,608,162
Honeywell International, Inc.	661,141	108,830,420
L3Harris Technologies, Inc.	492,443	83,636,519
Parker-Hannifin Corp.	730,163	147,741,181
		559,522,620
Information Technology - 7.1%
Cognizant Technology Solutions Corp., Class A	1,997,883	138,693,038
Fidelity National Information Services, Inc.	963,811	141,882,617
Texas Instruments, Inc.	817,163	116,682,705
Visa, Inc., Class A (b)	465,379	93,061,839
		490,320,199
Materials - 2.9%
Linde plc	476,451	113,457,277
Sherwin-Williams Co. (The)	124,587	86,804,746
		200,262,023
Real Estate - 2.3%
Public Storage REIT	407,891	90,845,484
Weyerhaeuser Co.	2,424,453	69,145,400
		159,990,884
Utilities - 0.5%
Dominion Energy, Inc.	455,998	35,991,922

Total Common Stocks (Cost $5,288,774,756)		$6,732,769,690

Diamond Hill Large Cap Fund

Schedule of Investments (Continued)

Registered Investment Companies - 2.5%	Shares	Fair Value
State Street Institutional US Government Money Market Fund, Premier Class, 0.03% (c)	164,136,995	$164,136,995
State Street Navigator Securities Lending Portfolio I, 0.08% (c)(d)	5,704,733	5,704,733
Total Registered Investment Companies (Cost $169,841,728)		$169,841,728

Total Investment Securities - 100.3% (Cost $5,458,616,484)		$6,902,611,418

Liabilities in Excess of Other Assets - (0.3)%		(22,712,963)

Net Assets - 100.0%		$6,879,898,455

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2020 was $98,359,572.
(c)	The rate shown is the 7-day effective yield as of September 30, 2020.
(d)	This security was purchased with cash collateral held from securities on loan.

plc -	Public Limited Company
REIT -	Real Estate Investment Trust

See accompanying notes to Schedules of Investments.

Diamond Hill All Cap Select Fund
Schedule of Investments
September 30, 2020 (Unaudited)

Common Stocks - 96.5%	Shares	Fair Value
Communication Services - 1.2%
Walt Disney Co. (The)	25,110	$3,115,649

Consumer Discretionary - 17.0%
Booking Holdings, Inc. (a)	2,656	4,543,566
BorgWarner, Inc.	106,174	4,113,181
Hanesbrands, Inc.	1,032,595	16,263,371
Red Rock Resorts, Inc., Class A	557,395	9,531,455
Vail Resorts, Inc.	25,555	5,468,003
VF Corp.	75,408	5,297,412
		45,216,988
Consumer Staples - 13.0%
Archer-Daniels-Midland Co.	128,966	5,995,629
Cal-Maine Foods, Inc. (a)	293,990	11,280,396
Mondelēz International, Inc., Class A	144,717	8,313,992
Seaboard Corp.	3,144	8,918,553
		34,508,570
Financials - 31.0%
Alleghany Corp.	5,194	2,703,217
American International Group, Inc.	535,803	14,750,657
Bank OZK	309,232	6,592,826
Berkshire Hathaway, Inc., Class B (a)	75,782	16,137,019
Charles Schwab Corp. (The)	233,934	8,475,429
Citigroup, Inc.	116,697	5,030,808
KKR & Co., Inc.	330,633	11,353,937
Mr. Cooper Group, Inc. (a)	770,985	17,208,385
		82,252,278
Health Care - 1.9%
GlaxoSmithKline plc - ADR	132,817	4,999,232

Industrials - 19.5%
Cimpress plc (a)(b)	83,407	6,268,870
Colfax Corp. (a)	250,031	7,840,972
Johnson Controls International plc	177,446	7,248,669
Kirby Corp. (a)	248,350	8,982,820
Sensata Technologies Holding plc (a)	98,199	4,236,305

Diamond Hill All Cap Select Fund

Schedule of Investments (Continued)

Common Stocks - 96.5% (Continued)	Shares	Fair Value
Industrials - 19.5% (Continued)
WESCO International, Inc. (a)	389,454	$17,143,765
		51,721,401
Information Technology - 6.3%
Cognizant Technology Solutions Corp., Class A	118,535	8,228,700
Sanmina Corp. (a)	145,231	3,928,499
Visa, Inc., Class A	22,596	4,518,522
		16,675,721
Materials - 4.6%
Ashland Global Holdings, Inc.	80,661	5,720,478
W.R. Grace & Co.	159,593	6,430,002
		12,150,480
Utilities - 2.0%
UGI Corp.	165,477	5,457,431

Total Common Stocks (Cost $225,502,223)		$256,097,750

Registered Investment Companies - 4.0%	Shares	Fair Value
State Street Institutional US Government Money Market Fund, Premier Class, 0.03% (c)	9,458,003	9,458,003
State Street Navigator Securities Lending Portfolio I, 0.08% (c)(d)	1,088,982	1,088,982
Total Registered Investment Companies (Cost $10,546,985)		$10,546,985

Total Investment Securities - 100.5% (Cost $236,049,208)		$266,644,735

Liabilities in Excess of Other Assets - (0.5)%		(1,180,161)

Net Assets - 100.0%		$265,464,574

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2020 was $6,137,941.
(c)	The rate shown is the 7-day effective yield as of September 30, 2020.
(d)	This security was purchased with cash collateral held from securities on loan.

ADR -	American Depositary Receipt
plc -	Public Limited Company

See accompanying notes to Schedules of Investments.

Diamond Hill Long-Short Fund
Schedule of Investments
September 30, 2020 (Unaudited)

Common Stocks - 89.2%	Shares	Fair Value
Communication Services - 8.5%
Alphabet, Inc., Class A (a)	40,680	$59,620,608
Comcast Corp., Class A (b)	882,055	40,803,864
Facebook, Inc., Class A (a)	110,185	28,857,452
Walt Disney Co. (The) (b)	282,869	35,098,386
		164,380,310
Consumer Discretionary - 9.6%
Advance Auto Parts, Inc. (b)	127,715	19,604,253
Booking Holdings, Inc. (a)(b)	18,720	32,023,930
BorgWarner, Inc. (b)	909,130	35,219,696
Hanesbrands, Inc. (b)(c)	1,757,485	27,680,389
TJX Cos., Inc. (The) (b)	658,073	36,621,762
VF Corp. (b)	466,664	32,783,146
		183,933,176
Consumer Staples - 5.5%
Archer-Daniels-Midland Co. (b)(c)	841,070	39,101,344
Constellation Brands, Inc., Class A (b)	152,739	28,945,568
Mondelēz International, Inc., Class A (b)(c)	645,405	37,078,517
		105,125,429
Energy - 2.2%
Chevron Corp. (b)	106,045	7,635,240
Cimarex Energy Co. (b)(c)	1,449,664	35,270,325
		42,905,565
Financials - 26.8%
American International Group, Inc. (b)(c)	2,696,141	74,224,762
Bank OZK (b)	1,688,929	36,007,966
BankUnited, Inc. (b)	438,548	9,608,587
Berkshire Hathaway, Inc., Class B (a)(b)	355,590	75,719,335
Charles Schwab Corp. (The) (b)(c)	358,000	12,970,340
Citigroup, Inc. (b)(c)	1,537,590	66,285,505
First Republic Bank (b)(c)	232,005	25,302,465
Hartford Financial Services Group, Inc. (The)	695,471	25,635,061
JPMorgan Chase & Co.	115,040	11,074,901
KKR & Co., Inc. (b)	1,474,557	50,636,287
MetLife, Inc. (b)(c)	947,349	35,212,962
Morgan Stanley (b)	572,293	27,670,367

Diamond Hill Long-Short Fund

Schedule of Investments (Continued)

Common Stocks - 89.2% (Continued)	Shares	Fair Value
Financials - 26.8% (Continued)
SVB Financial Group (a)(b)(c)	124,739	$30,014,698
TD Ameritrade Holding Corp.	941,405	36,856,006
		517,219,242
Health Care - 11.8%
Abbott Laboratories (b)(c)	347,130	37,778,158
AbbVie, Inc. (b)	111,092	9,730,548
CVS Health Corp. (b)	381,024	22,251,802
Humana, Inc.	91,650	37,933,018
Medtronic plc (b)(c)	454,374	47,218,546
Perrigo Co. plc (b)(c)	755,585	34,688,907
Pfizer, Inc. (b)	1,018,535	37,380,234
		226,981,213
Industrials - 10.6%
Alaska Air Group, Inc.	668,225	24,477,082
Johnson Controls International plc (b)(c)	1,402,914	57,309,037
Kirby Corp. (a)(b)(c)	1,052,766	38,078,546
L3Harris Technologies, Inc.	138,145	23,462,547
Parker-Hannifin Corp. (c)	157,850	31,939,369
Sensata Technologies Holding plc (a)(b)	669,137	28,866,570
		204,133,151
Information Technology - 9.4%
Cognizant Technology Solutions Corp., Class A	638,920	44,353,826
Fidelity National Information Services, Inc. (b)	273,266	40,227,488
Microsoft Corp. (c)	180,912	38,051,221
Texas Instruments, Inc. (b)	206,320	29,460,433
Visa, Inc., Class A	144,195	28,834,674
		180,927,642
Materials - 4.3%
Ashland Global Holdings, Inc. (b)(c)	345,628	24,511,938
Axalta Coating Systems Ltd. (a)(b)	300,447	6,660,910
Sherwin-Williams Co. (The) (b)	22,358	15,577,713
W.R. Grace & Co. (b)	893,605	36,003,345
		82,753,906
Utilities - 0.5%
Dominion Energy, Inc. (b)	132,430	10,452,700

Total Common Stocks (Cost $1,337,594,000)		$1,718,812,334

Diamond Hill Long-Short Fund

Schedule of Investments (Continued)

Registered Investment Companies - 30.2%	Shares	Fair Value
Diamond Hill Short Duration Securitized Bond Fund, Class Y (d)	3,917,308	$38,859,692
State Street Institutional US Government Money Market Fund, Premier Class, 0.03% (e)	158,606,991	158,606,991
State Street Navigator Securities Lending Portfolio I, 0.08% (e)(f)	385,284,728	385,284,728
Total Registered Investment Companies (Cost $583,207,993)		$582,751,411

Total Investment Securities - 119.4% (Cost $1,920,801,993)		$2,301,563,745

Segregated Cash With Custodian - 28.9%		555,958,594

Investments Sold Short - (28.4)% (Proceeds $498,266,755)		(546,346,667)

Liabilities in Excess of Other Assets - (19.9)%		(384,183,287)

Net Assets - 100.0%		$1,926,992,385

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2020 was $379,683,194.
(c)	All or a portion of the shares have been pledged as collateral for open short positions.
(d)	Affiliated Fund.
(e)	The rate shown is the 7-day effective yield of September 30, 2020.
(f)	This security was purchased with cash collateral held from securities on loan.

plc -	Public Limited Company

See accompanying notes to Schedules of Investments.

Diamond Hill Long-Short Fund
Schedule of Investments Sold Short
September 30, 2020 (Unaudited)

Common Stocks - 28.4%	Shares	Fair Value
Communication Services - 0.8%
Cogent Communications Holdings, Inc.	252,220	$15,145,811

Consumer Discretionary - 7.5%
Asbury Automotive Group, Inc.	150,981	14,713,098
Best Buy Co., Inc.	222,249	24,734,091
Cheesecake Factory, Inc. (The)	191,678	5,317,148
Dick's Sporting Goods, Inc.	482,936	27,952,336
Grand Canyon Education, Inc.	194,476	15,546,411
PulteGroup, Inc.	211,618	9,795,797
Tesla, Inc.	57,025	24,464,295
Whirlpool Corp.	115,673	21,271,108
		143,794,284
Consumer Staples - 3.9%
Boston Beer Co., Inc. (The), Class A	25,165	22,229,754
Brown-Forman Corp., Class B	488,220	36,772,730
WD-40 Co.	87,015	16,472,810
		75,475,294
Financials - 4.0%
Blackstone Mortgage Trust, Inc., Class A	346,005	7,601,730
Commerce Bancshares, Inc.	577,433	32,503,704
FactSet Research Systems, Inc.	58,720	19,664,154
First Financial Bankshares, Inc.	598,565	16,705,949
		76,475,537
Health Care - 0.9%
Waters Corp.	86,100	16,848,048

Industrials - 5.1%
Cintas Corp.	74,220	24,702,643
PACCAR, Inc.	292,507	24,944,997
Robert Half International, Inc.	341,460	18,076,892
W.W. Grainger, Inc.	72,418	25,836,570
Wabtec Corp.	92,105	5,699,457
		99,260,559
Information Technology - 5.0%
Akamai Technologies, Inc.	146,720	16,218,429
Badger Meter, Inc.	213,085	13,929,366
Blackbaud, Inc.	314,926	17,582,319

Diamond Hill Long-Short Fund

Schedule of Investments Sold Short (Continued)

Common Stocks - 28.4% (Continued)	Shares	Fair Value
Information Technology - 5.0% (Continued)
Cisco Systems, Inc.	227,868	$8,975,721
j2 Global, Inc.	126,774	8,775,296
Oracle Corp.	455,815	27,212,156
Western Union Co. (The)	160,953	3,449,223
		96,142,510
Materials - 0.2%
Silgan Holdings, Inc.	80,895	2,974,509

Real Estate - 0.3%
VEREIT, Inc.	987,230	6,416,995

Utilities - 0.7%
Ormat Technologies, Inc.	233,685	13,813,120

Total Investments Sold Short - 28.4% (Proceeds $498,266,755)		$546,346,667

Percentages disclosed are based on total net assets of the Fund at September 30, 2020.

See accompanying notes to Schedules of Investments and Investments Sold Short.

Diamond Hill Research Opportunities Fund
Schedule of Investments
September 30, 2020 (Unaudited)

Common Stocks - 106.2%	Shares	Fair Value
Communication Services - 18.9%
Alphabet, Inc., Class A (a)(b)	1,085	$1,590,176
Charter Communications, Inc., Class A (b)(c)	890	555,663
Facebook, Inc., Class A (b)	5,669	1,484,711
Liberty Media Corp. - Liberty Formula One - Series C (a)(b)	19,980	724,675
Live Nation Entertainment, Inc. (a)(b)	6,135	330,554
Tencent Holdings Ltd.	9,600	648,418
Walt Disney Co. (The) (a)	3,646	452,396
Zynga, Inc., Class A (b)(c)	59,324	541,035
		6,327,628
Consumer Discretionary - 7.7%
Advance Auto Parts, Inc. (a)	1,025	157,338
EssilorLuxottica SA (b)	1,873	255,018
McDonald's Corp.	1,760	386,302
NVR, Inc. (b)(c)	150	612,468
O'Reilly Automotive, Inc. (b)	815	375,780
Red Rock Resorts, Inc., Class A (c)	16,000	273,600
Starbucks Corp.	1,635	140,479
TJX Cos., Inc. (The)	4,347	241,911
Vail Resorts, Inc.	600	128,382
		2,571,278
Consumer Staples - 3.5%
Cal-Maine Foods, Inc. (a)(b)	12,400	475,788
Seaboard Corp.	240	680,806
		1,156,594
Energy - 1.3%
Chevron Corp. (a)	1,268	91,296
Cimarex Energy Co. (a)	6,500	158,145
Noble Energy, Inc.	14,500	123,975
WPX Energy, Inc. (a)(b)	14,851	72,770
		446,186
Financials - 17.9%
Banco Bilbao Vizcaya Argentaria SA	28,347	78,700
Bank OZK (a)(c)	31,995	682,133
BankUnited, Inc. (a)	7,470	163,668
Cadence BanCorp (c)	25,518	219,200

Diamond Hill Research Opportunities Fund

Schedule of Investments (Continued)

Common Stocks - 106.2% (Continued)	Shares	Fair Value
Financials - 17.9% (Continued)
Charles Schwab Corp. (The) (a)(c)	15,449	$559,717
Credit Suisse Group AG	4,661	46,521
Fairfax India Holdings Corp. (b)	13,412	91,872
First Republic Bank (a)(c)	2,890	315,183
Julius Baer Group Ltd.	838	35,586
Kasikornbank pcl - NVDR	33,900	82,977
Live Oak Bancshares, Inc. (c)	21,000	531,930
Morgan Stanley (a)	14,319	692,324
Mr. Cooper Group, Inc. (a)(b)	44,369	990,316
Northern Trust Corp. (c)	7,861	612,922
SCOR SE (b)	1,000	27,846
Sterling Bancorp (a)	15,837	166,605
SVB Financial Group (a)(b)	2,860	688,173
		5,985,673
Health Care - 15.7%
Boston Scientific Corp. (b)	17,115	653,964
Humana, Inc.	1,580	653,946
Integer Holdings Corp. (a)(b)	6,400	377,664
LivaNova plc (b)(c)	6,900	311,949
McKesson Corp.	2,645	393,920
Medtronic plc (a)	3,850	400,092
Perrigo Co. plc (a)	9,744	447,347
Pfizer, Inc. (a)(c)	24,510	899,517
Thermo Fisher Scientific, Inc.	2,527	1,115,721
		5,254,120
Industrials - 16.3%
Alaska Air Group, Inc.	1,568	57,436
Allegiant Travel Co.	590	70,682
Astronics Corp. (b)(c)	40,000	308,800
Carrier Global Corp.	9,764	298,193
Colfax Corp. (a)(b)	22,239	697,415
Copa Holdings SA, Class A	8,306	418,124
Honeywell International, Inc.	1,733	285,269
Howden Joinery Group plc	40,500	308,243
IAA, Inc. (b)	7,115	370,478
Johnson Controls International plc (a)	5,436	222,061
Sensata Technologies Holding plc (b)	19,106	824,233
SPX FLOW, Inc. (a)(b)	4,228	181,043
Stericycle, Inc. (a)(b)	15,880	1,001,393
Textron, Inc.	3,087	111,410
Welbilt, Inc. (a)(b)	16,203	99,810

Diamond Hill Research Opportunities Fund

Schedule of Investments (Continued)

Common Stocks - 106.2% (Continued)	Shares	Fair Value
Industrials - 16.3% (Continued)
WESCO International, Inc. (b)	4,363	$192,059
		5,446,649
Information Technology - 18.2%
Avnet, Inc.	5,521	142,663
Cognizant Technology Solutions Corp., Class A	11,823	820,753
Fidelity National Information Services, Inc. (a)(c)	5,330	784,629
Microsoft Corp. (c)	3,185	669,901
NXP Semiconductors NV	2,190	273,334
Sanmina Corp. (b)(c)	15,368	415,704
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2,508	203,324
TE Connectivity Ltd.	2,781	271,815
Texas Instruments, Inc. (a)	5,912	844,174
Visa, Inc., Class A	2,972	594,311
WNS Holdings Ltd. - ADR (b)	16,498	1,055,212
		6,075,820
Materials - 3.5%
Ashland Global Holdings, Inc. (a)	16,596	1,176,988

Real Estate - 2.7%
Agree Realty Corp.	1,869	118,943
American Campus Communities, Inc. REIT (a)	2,180	76,126
CubeSmart REIT	3,931	127,011
Douglas Emmett, Inc. (a)	3,880	97,388
Essex Property Trust, Inc. REIT	470	94,371
iStar, Inc. REIT (a)	12,650	149,396
Mid-America Apartment Communities, Inc. REIT	1,000	115,950
Public Storage REIT	536	119,378
		898,563
Utilities - 0.5%
UGI Corp.	5,391	177,795

Total Common Stocks (Cost $21,460,602)		$35,517,294

Registered Investment Companies - 26.0%	Shares	Fair Value
State Street Institutional US Government Money Market Fund, Premier Class, 0.03% (d)	65,006	65,006
State Street Navigator Securities Lending Portfolio I, 0.08% (d)(e)	8,621,462	8,621,462

Diamond Hill Research Opportunities Fund

Schedule of Investments (Continued)

Registered Investment Companies - 26.0% (Continued)	Shares	Fair Value
Total Registered Investment Companies (Cost $8,686,468)		$8,686,468

Total Investment Securities - 132.2% (Cost $30,147,070)		$44,203,762

Segregated Cash With Custodian - 14.0%		4,693,958

Investments Sold Short - (19.9)% (Proceeds $5,319,444)		(6,661,990)

Liabilities in Excess of Other Assets - (26.3)%		(8,788,138)

Net Assets - 100.0%		$33,447,592

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2020 was $8,473,669.
(b)	Non-income producing security.
(c)	All or a portion of the shares have been pledged as collateral for open short positions.
(d)	The rate shown is the 7-day effective yield as of September 30, 2020.
(e)	This security was purchased with cash collateral held from securities on loan.

ADR -	American Depositary Receipt.
AG -	Aktiengesellschaft
NV -	Naamloze Vennootschap
NVDR -	Non-Voting Depositary Receipt
pcl-	Public Company Limited
plc -	Public Limited Company
REIT -	Real Estate Investment Trust
SA -	Societe Anonyme
SE -	Societe Europaea

See accompanying notes to Schedules of Investments.

Diamond Hill Research Opportunities Fund
Schedule of Investments Sold Short
September 30, 2020 (Unaudited)

Common Stocks - 19.9%	Shares	Fair Value
Communication Services - 0.5%
Cogent Communications Holdings, Inc.	2,105	$126,405
Omnicom Group, Inc.	666	32,967
		159,372
Consumer Discretionary - 7.5%
Best Buy Co., Inc.	1,062	118,190
Dick's Sporting Goods, Inc.	1,875	108,525
Grand Canyon Education, Inc.	1,296	103,602
lululemon athletica, inc.	310	102,105
PulteGroup, Inc.	6,385	295,562
Tesla, Inc.	3,844	1,649,114
Whirlpool Corp.	737	135,527
		2,512,625
Consumer Staples - 0.7%
Boston Beer Co., Inc. (The), Class A	108	95,403
Brown-Forman Corp., Class B	1,230	92,644
WD-40 Co.	245	46,381
		234,428
Financials - 3.7%
Blackstone Mortgage Trust, Inc., Class A	2,830	62,175
Cincinnati Financial Corp.	1,335	104,090
Commerce Bancshares, Inc.	5,059	284,771
FactSet Research Systems, Inc.	307	102,808
First Financial Bankshares, Inc.	13,658	381,195
Westamerica Bancorp.	5,295	287,783
		1,222,822
Health Care - 2.3%
Align Technology, Inc.	700	229,152
HealthEquity, Inc.	4,200	215,754
Henry Schein, Inc.	1,800	105,804
Waters Corp.	1,200	234,816
		785,526
Industrials - 0.7%
AAON, Inc.	455	27,414
Boeing Co. (The)	181	29,912
Cintas Corp.	74	24,629

Diamond Hill Research Opportunities Fund

Schedule of Investments Sold Short (Continued)

Common Stocks - 19.9% (Continued)	Shares	Fair Value
Industrials - 0.7% (Continued)
Lennox International, Inc.	120	$32,713
Robert Half International, Inc.	1,023	54,158
Spirit Airlines, Inc.	1,950	31,395
W.W. Grainger, Inc.	132	47,094
		247,315
Information Technology - 4.1%
Amkor Technology, Inc.	14,053	157,394
Badger Meter, Inc.	786	51,381
Blackbaud, Inc.	3,936	219,747
Cisco Systems, Inc.	4,182	164,729
j2 Global, Inc.	300	20,766
Oracle Corp.	7,238	432,109
Western Union Co. (The)	14,971	320,829
		1,366,955
Real Estate - 0.2%
VEREIT, Inc.	9,950	64,675

Utilities - 0.2%
Ormat Technologies, Inc.	1,155	68,272

Total Investments Sold Short - 19.9% (Proceeds $5,319,444)		$6,661,990

Percentages disclosed are based on total net assets of the Fund at September 30, 2020.

See accompanying notes to Schedules of Investments and Investments Sold Short.

Diamond Hill Global Fund
Schedule of Investments
September 30, 2020 (Unaudited)

Common Stocks - 97.8%	Shares	Fair Value
Belgium - 3.2%
Anheuser-Busch InBev SA/NV	8,389	$451,728

Canada - 2.5%
Rogers Communications, Inc., Class B	9,086	360,260

France - 8.2%
EssilorLuxottica SA (a)	3,710	505,134
Safran SA (a)	1,429	140,614
SCOR SE (a)	18,421	512,946
		1,158,694
Germany - 2.8%
Fuchs Petrolub SE	10,564	396,161

Israel - 3.0%
Check Point Software Technologies Ltd. (a)	3,542	426,244

Japan - 3.1%
Seven & i Holdings Co. Ltd.	14,100	437,997

Netherlands - 2.3%
Unilever NV	5,320	323,113

South Korea - 2.5%
Samsung Electronics Co. Ltd.	7,185	357,749

Switzerland - 3.3%
Julius Baer Group Ltd.	7,112	302,011
Roche Holdings AG	476	163,021
		465,032
Thailand - 1.2%
Kasikornbank pcl - NVDR	70,000	171,338

United Kingdom - 13.2%
Ashmore Group plc	59,642	275,269
BT Group plc	336,730	426,500

Diamond Hill Global Fund

Schedule of Investments (Continued)

Common Stocks - 97.8% (Continued)	Shares	Fair Value
United Kingdom - 13.2% (Continued)
Diageo plc	17,454	$599,510
Howden Joinery Group plc	74,462	566,726
		1,868,005
United States - 52.5%
American International Group, Inc.	24,358	670,576
Archer-Daniels-Midland Co.	5,575	259,182
Berkshire Hathaway, Inc., Class B (a)	3,836	816,838
Booking Holdings, Inc. (a)	139	237,784
BorgWarner, Inc.	4,993	193,429
Charles Schwab Corp. (The)	11,095	401,972
Cimpress plc (a)(b)	3,323	249,757
Citigroup, Inc.	5,392	232,449
Cognizant Technology Solutions Corp., Class A	5,768	400,414
Johnson Controls International plc	9,037	369,161
Kirby Corp. (a)	12,058	436,138
Mondelēz International, Inc., Class A	6,026	346,194
Red Rock Resorts, Inc., Class A	35,178	601,544
Sanmina Corp. (a)	5,491	148,531
Seaboard Corp.	158	448,197
UGI Corp.	10,193	336,165
Vail Resorts, Inc.	1,338	286,292
Visa, Inc., Class A	1,035	206,969
W.R. Grace & Co.	3,785	152,498
Walt Disney Co. (The)	1,583	196,419
WESCO International, Inc. (a)	9,903	435,930
		7,426,439

Total Common Stocks (Cost $14,503,565)		$13,842,760

Registered Investment Companies - 3.2%	Shares	Fair Value
State Street Institutional US Government Money Market Fund, Premier Class, 0.03% (c)	290,965	290,965
State Street Navigator Securities Lending Portfolio I, 0.08% (c)(d)	158,696	158,696
Total Registered Investment Companies (Cost $449,661)		$449,661

Total Investments at Value - 101.0% (Cost $14,953,226)		$14,292,421

Liabilities in Excess of Other Assets - (1.0)%		(142,196)

Net Assets - 100.0%		$14,150,225

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2020 was $249,756.
(c)	The rate shown is the 7-day effective yield as of September 30, 2020.
(d)	This security was purchased with cash collateral held from securities on loan.

AG -	Aktiengesellschaft
NV -	Naamloze Vennootschap
NVDR -	Non-Voting Depositary Receipt
pcl-	Public Company Limited
plc -	Public Limited Company
SA -	Societe Anonyme
SE -	Societe Europaea

See accompanying notes to Schedules of Investments.

Diamond Hill International Fund
Schedule of Investments
September 30, 2020 (Unaudited)

Common Stocks - 95.1%	Shares	Fair Value
Belgium - 5.6%
Anheuser-Busch InBev SA/NV	10,399	$559,962
Shurgard Self Storage SA	4,750	207,235
		767,197
Canada - 4.2%
Fairfax Financial Holdings Ltd.	991	291,792
Rogers Communications, Inc., Class B	7,031	278,779
		570,571
China - 3.8%
Baidu, Inc. - ADR (a)	1,384	175,201
Tencent Holdings Ltd.	5,100	344,472
		519,673
France - 9.8%
EssilorLuxottica SA (a)	1,928	262,506
LVMH Moet Hennessy Louis Vuitton SE	354	165,659
Safran SA (a)	2,956	290,872
SCOR SE (a)	9,958	277,287
Vivendi SA	12,726	355,471
		1,351,795
Germany - 1.3%
Fuchs Petrolub SE	4,705	176,442

India - 2.6%
HDFC Bank Ltd. - ADR (a)	7,166	358,013

Israel - 3.4%
Check Point Software Technologies Ltd. (a)(b)	3,919	471,612

Japan - 4.4%
Astellas Pharma, Inc.	17,800	265,282
Seven & i Holdings Co. Ltd.	11,000	341,700
		606,982
Mexico - 3.9%
Fomento Economico Mexicano SAB de CV	40,473	227,138
Grupo Aeroportuario del Sureste SAB de CV, Class B (a)	26,049	302,030

Diamond Hill International Fund

Schedule of Investments (Continued)

Common Stocks - 95.1% (Continued)	Shares	Fair Value
Mexico - 3.9% (Continued)
		$529,168
Netherlands - 5.4%
Prosus NV (a)	2,707	249,897
Unilever NV	8,041	488,375
		738,272
South Korea - 2.9%
Samsung Electronics Co. Ltd.	7,936	395,142

Spain - 0.9%
Banco Bilbao Vizcaya Argentaria SA	44,879	124,598

Switzerland - 11.3%
Compagnie Financiere Richemont SA	4,160	279,266
Julius Baer Group Ltd.	9,809	416,539
Novartis AG - ADR	3,831	333,144
Roche Holdings AG	947	324,330
Swatch Group AG (The)	875	203,914
		1,557,193
Taiwan Province Of China - 2.0%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3,414	276,773

Thailand - 1.8%
Kasikornbank pcl - NVDR	102,600	251,133

United Kingdom - 21.4%
Ashmore Group plc	55,585	256,544
B&M European Value Retail SA	20,701	131,970
Beazley plc	62,837	248,768
BT Group plc	256,738	325,183
Bunzl plc	5,990	193,392
Diageo plc	15,462	531,089
GlaxoSmithKline plc	19,404	363,769
Howden Joinery Group plc	56,541	430,330
InterContinental Hotels Group plc	5,049	265,019
Tesco plc	69,889	191,723
		2,937,787
United States - 10.4%
Alphabet, Inc., Class A (a)	260	381,056
Copa Holdings SA, Class A	2,920	146,993
Facebook, Inc., Class A (a)	1,025	268,447

Diamond Hill International Fund

Schedule of Investments (Continued)

Common Stocks - 95.1% (Continued)	Shares	Fair Value
United States - 10.4% (Continued)
LivaNova plc (a)	4,332	$195,850
Walt Disney Co. (The)	3,562	441,973
		1,434,319

Total Common Stocks (Cost $13,667,847)		$13,066,670

Registered Investment Companies - 4.6%	Par Value	Fair Value
State Street Institutional US Government Money Market Fund, Premier Class, 0.03% (c)	612,793	612,793
State Street Navigator Securities Lending Portfolio I, 0.08% (c)(d)	24,650	24,650
Total Registered Investment Companies (Cost $637,443)		$637,443

Total Investments at Value - 99.7% (Cost $14,305,290)		$13,704,113

Other Assets in Excess of Liabilities - 0.3%		36,218

Net Assets - 100.0%		$13,740,331

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2020 was $24,068.
(c)	The rate shown is the 7-day effective yield as of September 30, 2020.
(d)	This security was purchased with cash collateral held from securities on loan.

ADR -	American Depositary Receipt
AG -	Aktiengesellschaft
NV -	Naamloze Vennootschap
NVDR -	Non-Voting Depositary Receipt
pcl-	Public Company Limited
plc -	Public Limited Company
SA -	Societe Anonyme
SAB de CV-	Societe Anonima Bursatil de Capital Variable
SE -	Societe Europaea

See accompanying notes to Schedules of Investments.

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments
September 30, 2020 (Unaudited)

Corporate Credit - 1.6%	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 0.3%
Goldman Sachs Group, Inc. (3MO LIBOR + 111) (a)	1.354%	04/26/22	$450,000	$451,861
JPMorgan Chase & Co. (3MO LIBOR + 100) (a)	1.275%	01/15/23	400,000	403,379
JPMorgan Chase & Co.	0.653%	09/16/24	350,000	350,106
Mizuho Financial Group, Inc.	2.273%	09/13/21	500,000	509,004
PNC Bank NA	1.743%	02/24/23	420,000	427,564
Toronto-Dominion Bank (The) (3MO LIBOR + 43) (a)	0.680%	06/11/21	1,000,000	1,002,608
Toronto-Dominion Bank (The) (SOFR + 48) (a)	0.540%	01/27/23	375,000	376,036
				3,520,558
Capital Goods - 0.0% (b)
Welbilt, Inc. (c)	9.500%	02/15/24	100,000	102,500

Communications - 0.1%
Twenty-First Century Fox, Inc.	4.030%	01/25/24	450,000	495,347

Consumer Cyclical - 0.2%
CCM Merger, Inc. (d)	6.000%	03/15/22	200,000	197,156
Daimler Finance LLC (d)	1.750%	03/10/23	1,900,000	1,937,534
Ford Motor Credit Co. LLC	5.584%	03/18/24	250,000	260,059
General Motors Financial Co., Inc.	3.200%	07/06/21	25,000	25,378
				2,420,127
Electric - 0.1%
DTE Energy Co.	1.050%	06/01/25	500,000	500,709

Energy - 0.3%
Diamondback Energy, Inc.	5.375%	05/31/25	767,000	796,386
Energy Transfer Operating LP	4.500%	04/15/24	925,000	979,646
Welltec A/S (d)	9.500%	12/01/22	200,000	176,000
WPX Energy, Inc.	5.250%	09/15/24	1,000,000	1,045,000
				2,997,032

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

Corporate Credit - 1.6% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Insurance - 0.3%
Athene Global Funding (d)	2.500%	01/14/25	$1,450,000	$1,494,321
Jackson National Life Global Funding (3MO LIBOR + 48) (a)(d)	0.730%	06/11/21	950,000	952,442
Jackson National Life Global Funding (d)	2.100%	10/25/21	200,000	203,718
Met Life Global Funding I (d)	1.950%	01/13/23	450,000	465,254
Principal Life Global Funding II (d)	2.375%	11/21/21	400,000	409,753
				3,525,488
Technology - 0.1%
Dell International LLC (d)	4.000%	07/15/24	500,000	540,216

Transportation - 0.2%
Alaska Airlines, Series 2020-1B, Class A (d)	4.800%	08/15/27	500,000	523,551
American Airlines Pass-Through Trust, Series 2016-2, Class AA	3.200%	12/15/29	1,664,000	1,563,686
U.S. Airways Pass-Through Trust, Series 2012-2, Class B	6.750%	12/03/22	130,005	119,371
United Airlines Pass-Through Trust, Series 2013-1, Class B	5.375%	02/15/23	67,297	64,751
United Airlines Pass-Through Trust, Series 2007-1, Class A	6.636%	01/02/24	97,745	90,910
				2,362,269

Total Corporate Credit (Cost $16,169,525)				$16,464,246

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

Securitized - 89.0%	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 5.3%
Access Point Financial, Inc., Series 2017-A, Class C (d)(e)	5.820%	04/15/29	$4,750,000	$4,712,014
BXG Receivables Note Trust, Series 2012-A, Class B (d)	3.990%	12/02/27	180,900	180,894
Diamond Resorts Owner Trust, Series 2019-1, Class B (d)	3.530%	02/20/32	821,397	830,708
FMC GMSR Issuer Trust, Series 2019-GT2, Class A (d)	4.230%	09/25/24	5,000,000	4,889,999
Gold Key Resorts LLC, Series 2014-A, Class A (d)	3.220%	03/17/31	86,160	86,603
Helios Issuer LLC, Series 2020-4, Class A (d)	2.980%	06/20/47	1,990,018	2,070,480
Hero Funding Trust, Series 2016-3B, Class B (d)	5.240%	09/20/42	148,825	150,436
Hero Funding Trust, Series 2016-1R, Class A1 (d)	4.500%	09/21/42	45,044	45,217
Hero Funding Trust, Series 2016-4B, Class B (d)	4.990%	09/20/47	576,406	589,178
Holiday Inn Timeshare Trust, Series 2020-A, Class C (d)	3.420%	10/09/39	575,000	575,993
Holiday Inn Timeshare Trust, Series 2020-A, Class D (d)	5.500%	10/09/39	1,000,000	977,472
Holiday Inn Timeshare Trust, Series 2020-A, Class E (d)	6.500%	10/09/39	1,000,000	951,104
Mosaic Solar Loans LLC, Series 2017-2, Class B (d)	4.770%	06/22/43	721,676	751,721
Mosaic Solar Loans LLC, Series 2017-2A, Class D (d)	0.000%	06/22/43	1,772,551	1,647,118
Mosaic Solar Loans LLC, Series 2020-1, Class A (d)	2.100%	04/20/46	2,850,761	2,905,185
Mosaic Solar Loans LLC, Series 2020-1A, Class B (d)	3.100%	04/20/46	2,280,609	2,360,911
OCWEN Master Advance Receivables Trust, Series 2020-T1, Class E-T1 (d)(e)	5.419%	08/15/52	2,000,000	2,007,013
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A (1MO LIBOR + 285) (a)(d)	3.025%	02/25/23	7,000,000	6,832,097
PNMAC GMSR Issuer Trust, Series 2018-GT2, Class NT (1MO LIBOR + 265) (a)(d)	2.825%	08/25/23	8,500,000	8,201,116
Renew Financial LLC, Series 2017-1, Class B (a)(d)	5.750%	09/20/52	769,821	794,277
TES LLC, Series 2017-1, Class A (d)	4.330%	10/20/47	4,329,173	4,415,600
TES LLC, Series 2017-1, Class B (d)	7.740%	10/20/47	2,000,000	1,826,844

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

Securitized - 89.0% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 5.3% (Continued)
Westgate Resorts, Series 2018-1, Class B (d)	3.580%	12/20/31	$962,521	$953,803
Westgate Resorts, Series 2018-1, Class C (d)	4.100%	12/20/31	2,296,926	2,263,710
Westgate Resorts, Series 2020-1, Class B (d)	3.963%	03/20/34	1,514,946	1,554,045
Westgate Resorts, Series 2020-1, Class C (d)	6.213%	03/20/34	1,202,338	1,251,978
				53,825,516
Agency CMBS - 0.0% (b)
FNMA, Pool #FN AE0834 (a)	3.609%	01/01/21	22,034	22,028

Agency MBS CMO - 1.1%
FHLMC, Series 2979, Class FP (1MO LIBOR + 45) (a)	0.602%	05/15/35	423,712	426,425
FHLMC, Series 3121, Class FM (1MO LIBOR + 40) (a)	0.552%	03/15/36	456,799	459,336
FHLMC, Series 4613, Class AF (1MO LIBOR + 110) (a)	1.252%	11/15/37	810,458	821,630
FHLMC, Series 4085, Class FB (1MO LIBOR+40) (a)	0.552%	01/15/39	342,491	343,230
FHLMC, Series 4095, Class FB (1MO LIBOR +40) (a)	0.552%	04/15/39	144,190	144,510
FHLMC, Series 3925, Class FL (1MO LIBOR + 45) (a)	0.602%	01/15/41	310,616	311,788
FHLMC, Series 3895, Class BF (1MO LIBOR + 50) (a)	0.652%	07/15/41	371,906	375,218
FHLMC, Series 4314, Class PF (1MO LIBOR + 40) (a)	0.552%	07/15/43	293,577	294,415
FHLMC, Series 4972, Class ZC	2.500%	05/25/50	1,697,074	1,691,806
FNMA, Series 2006-56, Class DC (1MO LIBOR + 65) (a)	0.798%	07/25/36	909,420	914,116
FNMA, Series 2006-108, Class FD (1MO LIBOR + 38) (a)	0.528%	11/25/36	370,566	373,937
FNMA, Series 2010-136, Class FA (1MO LIBOR + 50) (a)	0.648%	12/25/40	373,212	377,055
FNMA, Series 2011-86, Class KF (1MO LIBOR + 55) (a)	0.698%	09/25/41	554,570	563,215
FNMA, Series 2012-9, Class FC (1MO LIBOR + 40) (a)	0.548%	02/25/42	254,681	256,378
FNMA, Series 2012-33, Class F (1MO LIBOR + 52) (a)	0.668%	04/25/42	223,338	225,430
GNMA, Series 2007-18, Class FD (1MO LIBOR + 30) (a)	0.456%	04/20/37	552,986	552,520
GNMA, Series 2008-16, Class FC (1MO LIBOR + 50) (a)	0.656%	02/20/38	457,813	460,235
GNMA, Series 2012-149, Class GF (1MO LIBOR + 30) (a)	0.456%	12/20/42	244,166	244,166
GNMA, Series 2012-H29, Class SA (1MO LIBOR + 51.5) (a)	0.670%	10/20/62	653,154	654,946
GNMA, Series 2012-H23, Class SA (1MO LIBOR + 53) (a)	0.685%	10/20/62	582,610	583,602

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

Securitized - 89.0% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 1.1% (Continued)
GNMA, Series 2017-H18, Class FE (1MO LIBOR + 20) (a)	0.355%	06/20/63	$21,084	$21,069
GNMA, Series 2016-H11, Class FD (12MO LIBOR + 40) (a)	1.402%	05/20/66	118,812	119,499
GNMA, Series 2017-H11, Class FP (1MO LIBOR + 22) (a)	0.375%	04/20/67	658,524	657,770
				10,872,296
Agency MBS CMO Derivatives - 0.6%
FHLMC, Series 3994, Class EI (IO)	3.000%	02/15/22	383,455	5,189
FHLMC, Series 3874, Class KI (IO)	4.500%	08/15/25	129,179	549
FHLMC, Series 3946, Class SB (IO) (-1*1MO LIBOR + 675) (a)	6.598%	10/15/26	229,334	25,940
FHLMC, Series 237, Class S14 (IO) (-1*1MO LIBOR + 660) (a)	6.448%	05/15/36	868,674	179,195
FHLMC, Series 4693, Class EI (IO)	3.500%	08/15/42	3,786,744	94,458
FNMA, Series 2011-75, Class MI (IO)	3.500%	08/25/26	433,243	19,432
FNMA, Series 2012-148, Class IA (IO)	4.000%	01/25/28	3,693,288	309,879
FNMA, Series 301, Class I (PO)	0.000%	04/25/29	337,856	324,120
FNMA, Series 348, Class II (IO)	6.000%	01/25/34	796,954	179,320
FNMA, Series 2014-19, Class MS (IO) (a)	6.452%	11/25/39	14,883,633	429,281
FNMA, Series 2013-120, Class JI (IO)	4.000%	02/25/40	8,456,822	348,927
FNMA, Series 2010-44, Class CS (IO) (-1*1MO LIBOR + 655) (a)	6.402%	05/25/40	803,431	125,287
FNMA, Series 2011-14, Class PI (IO)	5.000%	06/25/40	316,603	17,136
FNMA, Series 3998, Class NS (IO) (-1 * 1MO LIBOR + 660) (a)	6.448%	09/15/40	6,217,278	491,454
FNMA, Series 2014-45, Class IO (IO)	4.000%	08/25/44	908,330	95,030
GNMA, Series 2013-124, Class ST (-1.333*1MO LIBOR + 880) (a)	8.592%	08/20/39	274,299	280,945
GNMA, Series 2011-145, Class QI (IO)	5.000%	11/16/41	1,392,923	210,685
GNMA, Series 2015-16, Class IL (IO)	4.000%	03/20/42	5,710,224	365,482
GNMA, Series 2014-141, Class IE (IO)	4.000%	08/20/43	2,977,818	120,636
GNMA, Series 2010-H01, Class CI (IO) (a)	1.997%	01/20/60	1,221,904	119,605
GNMA, Series 2012-H02, Class AI (IO) (a)	1.909%	01/20/62	2,005,202	86,725
GNMA, Series 2013-H13, Class T1 (IO) (a)	0.473%	05/20/63	33,667,654	527,757
GNMA, Series 2016-H20, Class GI (IO) (a)	0.401%	08/20/66	34,808,801	358,966
GNMA, Series 2017-H11, Class PI (IO) (a)	3.950%	04/20/67	3,561,331	61,103
GNMA, Series 2017-H22, Class ID (IO) (a)	3.872%	11/20/67	549,574	29,021
GNMA, Series 2018-H08, Class NI (IO) (a)	0.836%	05/20/68	18,176,258	452,029
GNMA, Series 2019-H04, Class IO (IO) (a)	1.462%	03/20/69	30,595,069	1,157,577
				6,415,728

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

Securitized - 89.0% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS Passthrough - 0.2%
FHLMC, Pool #FG G60257	5.500%	06/01/41	$715,972	$831,994
FHLMC, Pool #RE-6020	3.500%	12/01/49	1,172,812	1,210,903
				2,042,897

Auto Loan - 16.3%
ACC Trust, Series 2019-1, Class A (d)	3.750%	05/20/22	369,314	371,838
ACC Trust, Series 2019-2, Class A (d)	2.820%	02/21/23	1,679,601	1,689,574
American Credit Acceptance Receivables Trust, Series 2018-3, Class F (d)	6.440%	06/12/25	7,690,000	7,986,966
American Credit Acceptance Receivables Trust, Series 2020-2, Class C (d)	3.880%	04/13/26	1,500,000	1,579,367
American Credit Acceptance Receivables Trust, Series 2019-3, Class F (d)	5.420%	05/12/26	1,000,000	1,002,139
American Credit Acceptance Receivables Trust, Series 2020-3, Class C (d)	1.850%	06/15/26	1,675,000	1,693,729
American Credit Acceptance Receivables Trust, Series 2020-3, Class D (d)	2.400%	06/15/26	4,200,000	4,258,389
American Credit Acceptance Receivables Trust, Series 2020-3, Class F (d)	5.940%	06/14/27	6,750,000	6,884,197
Arivo Acceptance Auto Loan Receivables Trust, Series 2019-1, Class A (d)	2.990%	07/15/24	819,059	832,964
Avid Automobile Receivables Trust, Series 2019-1, Class E (d)	6.760%	05/17/27	2,500,000	2,535,056
Bank of the West Auto Trust, Series 2017-1, Class B (d)	2.620%	11/15/23	400,000	408,804
CarNow Auto Receivables Trust, Series 2017-1A, Class C (d)	5.750%	10/16/23	4,000,000	4,000,469
Chase Credit Linked Notes, Series 2020-1, Class D (d)	1.886%	01/25/28	2,250,000	2,253,497
Chase Credit Linked Notes, Series 2020-1, Class E (d)	3.715%	01/25/28	1,154,000	1,157,721
CIG Auto Receivables Trust, Series 2020-1, Class D (d)	2.350%	01/12/26	2,400,000	2,398,478
CIG Auto Receivables Trust, Series 2019-1, Class D (d)	4.850%	05/15/26	1,000,000	1,015,993
CPS Auto Receivables Trust, Series 2018-C, Class D (d)	4.400%	06/17/24	850,000	880,039
CPS Auto Receivables Trust, Series 2020-B, Class C (d)	3.300%	04/15/26	1,650,000	1,711,192
CPS Auto Receivables Trust, Series 2020-B, Class D (d)	4.750%	04/15/26	5,000,000	5,335,953
CPS Auto Receivables Trust, Series 2020-C, Class D (d)	2.410%	11/16/26	2,600,000	2,609,515
Credit Acceptance Auto Loan Trust, Series 2020-2, Class C (d)	2.730%	11/15/29	3,000,000	3,044,830

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

Securitized - 89.0% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan - 16.3% (Continued)
Drive Auto Receivables Trust, Series 2020-1, Class D	2.700%	05/17/27	$4,500,000	$4,615,547
Drive Auto Receivables Trust, Series 2020-2, Class D	3.050%	05/15/28	8,000,000	8,323,043
DT Auto Owner Trust, Series 2020-2, Class E (d)	4.730%	03/16/26	500,000	538,154
DT Auto Owner Trust, Series 2020-2, Class E (d)	7.170%	06/15/27	1,250,000	1,359,100
Exeter Automobile Receivables Trust, Series 2020-2, Class D (d)	4.730%	04/15/26	500,000	539,409
Exeter Automobile Receivables Trust, Series 2020-2, Class E (d)	7.190%	09/15/27	2,000,000	2,215,530
FHF Trust, Series 2020-1, Class A (d)	2.590%	12/15/23	3,471,228	3,485,887
FHF Trust, Series 2020-1, Class B (d)	3.100%	09/15/25	4,500,000	4,556,457
Foursight Capital Automobile Receivables, Series 2020-1, Class C (d)	2.410%	08/15/25	4,400,000	4,413,992
Foursight Capital Automobile Receivables, Series 2020-1, Class E (d)	3.490%	04/15/26	1,300,000	1,269,713
Hertz Fleet Lease Funding LP, Series 2017-1, Class D (d)	3.690%	04/10/31	1,500,000	1,487,928
Hertz Fleet Lease Funding LP, Series 2017-1, Class E (d)	5.800%	04/10/31	8,000,000	8,024,295
Hertz Fleet Lease Funding LP, Series 2018-1, Class D (d)	4.170%	05/10/32	700,000	701,573
Hertz Fleet Lease Funding LP, Series 2018-1, Class E (d)	5.550%	05/10/32	4,888,000	4,906,580
Hertz Fleet Lease Funding LP, Series 2019-1, Class E (d)	4.620%	01/10/33	3,400,000	3,430,056
Navistar Financial Dealer Note Master Trust, Series 2019-1, Class D (1MO LIBOR + 145) (a)(d)	1.598%	05/28/24	1,200,000	1,193,346
NextGear Floorplan Master Owner Trust, Series 2019-2, Class A-1 (1MO LIBOR + 70) (a)(d)	0.852%	10/15/24	1,500,000	1,468,114
NextGear Floorplan Master Owner Trust, Series 2020-1, Class A1 (1MO LIBOR +80) (a)(d)	0.952%	02/18/25	7,000,000	6,925,440
OneMain Direct Auto Receivables Trust, Series 2017-2, Class E (d)	4.740%	11/14/25	3,050,000	3,054,312
OSCAR US Funding Trust, Series 2019-11, Class A-4 (d)	2.680%	09/10/26	5,270,000	5,513,661

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

Securitized - 89.0% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan - 16.3% (Continued)
Santander Consumer Auto Receivables, Series 2020-B, Class D (d)	2.140%	12/15/26	$2,000,000	$1,998,208
Skopos Auto Receivables Trust, Series 2018-1, Class C (a)(d)	4.770%	04/17/23	2,879,899	2,872,514
Skopos Auto Receivables Trust, Series 2019-1, Class B (d)	3.430%	09/15/23	6,000,000	6,085,438
Skopos Auto Receivables Trust, Series 2019-1, Class D (d)	5.240%	04/15/25	680,000	693,661
Tesla Auto Lease Trust, Series 2018-B, Class D (d)	5.290%	11/22/21	5,250,000	5,415,209
Tesla Auto Lease Trust, Series 2020-A, Class D (d)	2.330%	02/20/24	2,500,000	2,537,164
United Auto Credit Securitization Trust, Series 2020-1, Class D (d)	2.880%	02/10/25	7,800,000	7,935,491
Veros Auto Receivables Trust, Series 2020-1, Class A (d)	1.670%	09/15/23	2,889,240	2,897,411
Veros Auto Receivables Trust, Series 2020-1, Class B (d)	2.190%	06/16/25	2,500,000	2,507,592
Westlake Auto Receivables Trust, Series 2019-3, Class D (d)	2.720%	11/15/24	1,750,000	1,791,063
Westlake Auto Receivables Trust, Series 2020-2, Class C (d)	2.010%	07/15/25	5,000,000	5,071,745
Westlake Auto Receivables Trust, Series 2020-2, Class D (d)	2.760%	01/15/26	5,000,000	5,129,172
				166,607,515
Conduit - 0.1%
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class D (a)(d)	5.850%	02/15/44	665,000	659,549

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

Securitized - 89.0% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
CRE/CLO - 7.2%
A10 Securitization, Series 2020-C, Class B (d)(e)	2.617%	08/15/40	$2,100,000	$2,098,244
A10 Securitization, Series 2020-C, Class C (d)(e)	3.363%	08/15/40	2,800,000	2,797,528
A10 Securitization, Series 2020-C, Class D (d)(e)	4.129%	08/15/40	1,950,000	1,947,929
A10 Securitization, Series 2020-C, Class E (d)(e)	5.465%	08/15/40	1,050,000	1,048,744
A10 Securitization, Series 2020-C, Class A (d)(e)	2.021%	09/15/50	1,400,000	1,400,042
Bancorp Commercial Mortgage Trust (The), Series 2017-CRE2, Class C (1MO LIBOR + 235) (a)(d)	2.512%	08/15/32	4,750,000	4,571,853
Bancorp Commercial Mortgage Trust (The), Series 2018-CR3, Class D (1MO LIBOR + 270) (a)(d)	2.862%	03/16/35	4,500,000	4,300,308
BXMT Ltd, Series 2020-FL2, Class C (1MO LIBOR + 165) (a)(d)	1.812%	02/18/38	1,525,000	1,483,063
BXMT Ltd., Series 2020-FL2, Class A (1MO LIBOR + 90) (a)(d)	1.062%	02/16/37	7,500,000	7,364,063
BXMT Ltd., Series 2020-FL2, Class D (1MO LIBOR + 195) (a)(d)	2.112%	02/16/37	4,225,000	4,040,156
BXMT Ltd., Series 2020-FL2, Class E (1MO LIBOR + 205) (a)(d)	2.212%	02/16/37	2,500,000	2,350,000
Exantas Capital Corp., Series 2020-RS09, Class D (1MO LIBOR + 550) (a)(d)(e)	5.675%	04/17/37	7,300,000	7,332,557
MF1, Series 2020-FL3, Class B (1MO LIBOR + 375) (a)(d)	3.912%	07/15/35	1,000,000	1,011,250
MF1, Series 2020-FL3, Class C (1MO LIBOR + 450) (a)(d)	4.662%	07/15/35	1,000,000	1,016,250
Multi Family Housing Mortgage Loan, Series 2019-FL2, Class A (1MO LIBOR + 113) (a)(d)	1.305%	11/27/34	6,025,000	5,923,328
Multi Family Housing Mortgage Loan, Series 2019-FL2, Class C (1MO LIBOR + 200) (a)(d)	2.175%	12/25/34	4,400,000	4,191,000
ReadyCap Commercial Mortgage Trust, Series 2020-FL4, Class A (1MO LIBOR + 215) (a)(d)	2.298%	02/25/35	4,300,000	4,299,996
ReadyCap Commercial Mortgage Trust, Series 2020-FL4, Class B (1MO LIBOR + 385) (a)(d)	3.998%	02/25/35	4,000,000	4,039,189
ReadyCap Commercial Mortgage Trust, Series 2020-FL4, Class C (1MO LIBOR + 475) (a)(d)	4.898%	02/25/35	4,000,000	4,038,874
ReadyCap Commercial Mortgage Trust, Series 2018-FL2, Class D (1MO LIBOR + 270) (a)(d)(e)	2.848%	06/25/35	6,600,000	6,233,047
VMC Finance LLC, Series 2018-FL2, Class A (1MO LIBOR + 92) (a)(d)	1.082%	10/15/35	1,857,746	1,822,193
				73,309,614

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

Securitized - 89.0% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Credit Cards - 4.3%
Continental Credit Card LLC, Series 2017-1, Class B (d)	6.410%	01/15/25	$4,346,286	$4,380,796
Continental Credit Card LLC, Series 2019-1, Class A (d)	3.830%	08/15/26	7,650,000	7,762,401
Continental Credit Card LLC, Series 2019-1, Class B (d)	4.950%	08/15/26	7,450,000	7,567,636
Continental Credit Card LLC, Series 2019-1, Class C (d)	6.160%	08/15/26	3,000,000	3,039,187
Fortiva Retail Credit Master Note, Series 2018-1, Class A (d)	5.540%	11/15/23	10,850,000	10,882,790
Fortiva Retail Credit Master Note, Series 2018-1, Class C (d)	7.730%	11/15/23	2,750,000	2,759,054
Genesis Private Label Amortization Trust, Series 2020-1, Class C (d)	4.190%	07/20/30	1,400,000	1,407,154
Genesis Private Label Amortization Trust, Series 2020-1, Class E (d)	9.760%	07/20/30	2,625,000	2,639,608
Genesis Sales Finance Master Trust, Series 2019-A, Class A (d)	4.680%	08/20/23	1,200,000	1,206,238
Genesis Sales Finance Master Trust, Series 2019-A, Class C (d)	6.880%	08/20/23	1,700,000	1,710,075
Genesis Sales Finance Master Trust, Series 2019-A, Class D (d)	9.540%	08/20/23	1,000,000	1,006,831
				44,361,770

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

Securitized - 89.0% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Equipment - 4.2%
Access Point Financial, Inc., Series 2017-A, Class B (d)(e)	3.970%	04/15/29	$547,494	$550,582
Access Point Financial, Inc., Series 2017-A, Class D (d)(e)	6.000%	04/15/29	5,000,000	4,939,200
Business Jet Securities LLC, Series 2018-1, Class A (a)(d)	4.335%	02/15/33	3,155,501	3,161,074
Business Jet Securities LLC, Series 2018-1, Class B (a)(d)	6.048%	02/15/33	1,453,951	1,472,118
Business Jet Securities LLC, Series 2018-1, Class C (d)	7.748%	02/15/33	3,098,835	3,119,851
Business Jet Securities LLC, Series 2018-2, Class A (d)	4.447%	06/15/33	3,358,817	3,358,208
Business Jet Securities LLC, Series 2018-2, Class B (d)	5.437%	06/15/33	4,616,737	4,642,619
Business Jet Securities LLC, Series 2019-1, Class B (d)	5.193%	07/15/34	2,751,609	2,753,541
Business Jet Securities LLC, Series 2019-1, Class C (d)	6.948%	07/15/34	5,142,294	5,134,430
CCG Receivables Trust, Series 2018-2, Class C (d)	3.870%	12/15/25	2,395,000	2,477,883
Global SC Finance II SRL, Series 2013-1, Class A (d)	2.980%	04/17/28	322,917	323,965
Octane Receivables Trust, Series 2019-1, Class A (d)	3.160%	09/20/23	2,545,769	2,539,798
Octane Receivables Trust, Series 2020-1, Class A (d)	1.710%	02/20/25	6,300,000	6,300,252
Octane Receivables Trust, Series 2020-1, Class C (d)	2.890%	03/20/26	2,600,000	2,599,332
				43,372,853

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

Securitized - 89.0% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
HECM - 1.6%
Cascade Funding Mortgage Trust, Series 2018-RM1, Class A1 (d)	4.580%	06/25/48	$3,482,371	$3,494,071
Cascade Funding Mortgage Trust, Series 2018-RM1, Class A2 (d)	5.875%	06/25/48	3,000,000	2,972,276
Finance of America HECM, Series 2020-HB2, Class A (d)	1.710%	07/25/30	5,894,924	5,902,982
Nationstar HECM Loan Trust, Series 2019-1A, Class A (d)	2.651%	06/25/29	535,953	537,759
RiverView HECM Trust, Series 2007-1, Class A (1Y TREASURY + 50) (a)(d)	0.630%	05/25/47	99,967	76,037
RMF Buyout Issuance Trust, Series 2020-1, Class M3 (d)	2.964%	02/25/30	1,469,000	1,426,972
RMF Buyout Issuance Trust, Series 2020-2, Class M2 (d)	3.091%	06/25/30	1,500,000	1,504,256
RMF Buyout Issuance Trust, Series 2020-2, Class M3 (d)	4.571%	06/25/30	800,000	802,419
				16,716,772

Hospitality - 4.2%
Ashford Hospitality Trust, Series 2018-KEYS, Class A (1MO LIBOR + 100) (a)(d)	1.162%	06/15/35	5,000,000	4,771,277
BHMS Mortgage Trust, Series 2018-ATLS, Class A (1MO LIBOR + 125) (a)(d)	1.402%	07/16/35	4,400,000	4,219,189
BX Trust, Series 2018-GW, Class E (1MO LIBOR + 197) (a)(d)	2.123%	05/15/37	500,000	456,124
BX Trust, Series 2019-OC11, Class C (d)	3.860%	12/11/41	2,000,000	1,964,459
BX Trust, Series 2018-GW, Class A (1MO LIBOR + 80) (a)(d)	0.962%	05/15/35	5,084,000	4,905,482
Champlain Housing Mortgage Trust, Series 2017-COSMO, Class B (1M LIBOR + 140) (a)(d)	1.552%	11/17/36	3,600,000	3,473,566
Cosmopolitan Hotel Trust, Series 2017-COSMO, Class D (1MO LIBOR + 225) (a)(d)	2.412%	11/15/36	4,900,000	4,654,188
Cosmopolitan Hotel Trust, Series 2017-COSMO, Class A (1MO LIBOR + 93) (a)(d)	1.092%	11/17/36	4,000,000	3,864,528
Goldman Sachs Mortgage Securities Corp. Trust, Series 2018-HULA, Class A (1MO LIBOR + 92) (a)(d)	1.072%	07/16/35	2,823,081	2,683,262
Goldman Sachs Mortgage Securities Corp. Trust, Series 2018-HULA, Class B (1MO LIBOR + 125) (a)(d)	1.402%	07/16/35	5,621,826	5,257,996
Hawaii Hotel Trust, Series 2019-MAUI, Class A(1MO LIBOR +115) (a)(d)	1.302%	05/17/38	2,245,000	2,172,380
Motel 6 Trust, Series 2017-MTL6, Class D (1M LIBOR +215) (a)(d)	2.312%	08/15/34	4,975,177	4,831,619
				43,254,070
Industrial - 1.1%
BX Commercial Mortgage Trust, Series 2018-IND, Class A (1MO LIBOR + 75) (a)(d)	0.902%	11/15/35	591,669	591,669
BX Commercial Mortgage Trust, Series 2019-XL, Class B (1MO LIBOR + 108) (a)(d)	1.232%	10/15/36	5,581,871	5,571,371
BX Commercial Mortgage Trust, Series 2020-BXLP, Class D (1MO LIBOR + 125) (a)(d)	1.402%	12/15/36	763,301	755,643
BX Commercial Mortgage Trust, Series 2020-BXLP, Class E (1MO LIBOR + 160) (a)(d)	1.752%	12/15/36	4,296,068	4,242,206
				11,160,889

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

Securitized - 89.0% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Laboratory - 0.5%
CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class B (1MO LIBOR + 97) (a)(d)	1.122%	07/15/32	$4,019,591	$4,012,197
KNDL Mortgage Trust, Series 2019-KNSQ, Class D (1MO LIBOR + 135) (a)(d)	1.512%	05/15/36	1,250,000	1,244,614
				5,256,811
Manufactured Housing - 0.1%
Cascade Funding Mortgage Trust, Series 2019-MH1, Class M (d)	5.985%	11/25/44	1,100,000	1,109,985

Mixed-Use - 0.4%
20 Times Square Trust, Series 2018-20TS, Class B (a)(d)	3.203%	05/17/35	4,400,000	4,364,216

Multifamily - 3.6%
FREMF Mortgage Trust, Series 2018-KF50, Class B (1MO LIBOR + 190) (a)(d)	2.055%	07/25/28	2,692,032	2,558,730
FREMF Mortgage Trust, Series 2019-KF57, Class B (2MO LIBOR + 225) (a)(d)	2.407%	01/25/29	3,620,845	3,453,286
Multi Family Connecticut Avenue, Series 2019-01, Class B-10 (1MO LIBOR + 550) (a)(d)	5.648%	10/15/49	3,000,000	2,490,167
Multi Family Connecticut Avenue, Series 2019-01, Class M-7 (1MO LIBOR + 170) (a)(d)	1.848%	10/15/49	9,640,786	9,208,013
Multi Family Connecticut Avenue, Series 2020-01, Class CE (1MO LIBOR + 750) (a)(d)	7.648%	03/25/50	1,500,000	1,260,059
Multi Family Connecticut Avenue, Series 2020-01, Class M-10 (1MO LIBOR + 375) (a)(d)	3.898%	03/25/50	15,000,000	13,997,316
Multi Family Connecticut Avenue, Series 2020-01, Class M-7 (1MO LIBOR + 195) (a)(d)	2.098%	03/25/50	4,383,033	4,246,597
				37,214,168
Non-Performing Loan - 0.2%
Volt LXXX LLC, Series 2019-NP6, Class A-1A (a)(d)	3.228%	10/25/49	2,061,649	2,062,539

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

Securitized - 89.0% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Non-QM - 0.0% (b)
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A3 (a)	3.807%	08/25/34	$6,797	$6,694

Residential Transition Loan - 2.0%
Antler Mortgage Trust, Series 2019-RTL1, Class A1 (d)	4.458%	06/27/22	6,836,988	6,831,693
Antler Mortgage Trust, Series 2018-RTL1, Class A2 (d)	4.703%	07/25/22	2,608,515	2,576,574
Antler Mortgage Trust, Series 2019-RTL1, Class A2 (a)(d)	4.948%	08/25/22	1,900,000	1,884,190
Antler Mortgage Trust, Series 2018-RTL1, Class M (d)	7.385%	05/25/23	2,000,000	1,922,627
LHFC Depositor LLC, Series 2019-RLT1, Class A2 (d)	4.948%	10/25/23	4,544,000	4,498,471
LHFC Depositor LLC, Series 2019-RLT1, Class M (d)	6.899%	10/25/23	2,750,000	2,562,290
				20,275,845
Retail - 1.4%
BX Trust, Series 2018-EXCL, Class A (1MO LIBOR + 1088) (a)(d)	1.250%	09/15/37	5,353,585	4,874,020
Citigroup Commercial Mortgage, Series 2017-MDRB, Class D (1MO LIBOR + 325) (a)(d)	3.402%	07/15/30	9,650,000	9,026,745
				13,900,765

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

Securitized - 89.0% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Single Family Rental - 4.5%
American Homes 4 Rent, Series 2015-SFR2, Class D (d)	5.036%	10/18/52	$1,171,000	$1,275,202
AMSR Trust, Series 2020-SFR2, Class G (d)	4.000%	07/17/37	500,000	486,390
B2R Mortgage Trust, Series 2015-2, Class A (d)	3.336%	11/15/48	6,244	6,240
Colony American Finance Ltd., Series 2015-1, Class E (d)	6.560%	10/18/47	3,986,000	4,033,470
Colony American Finance Ltd., Series 2020-1, Class A1 (d)	1.832%	03/17/50	8,905,634	9,002,975
Invitation Homes Trust, Series 2017-SFR2, Class D (1MO LIBOR + 180) (a)(d)	1.962%	12/17/36	2,995,604	3,004,907
Invitation Homes Trust, Series 2018-SFR1, Class B (1MO LIBOR + 95) (a)(d)	1.112%	03/17/37	6,700,000	6,635,435
Invitation Homes Trust, Series 2018-SFR1, Class E (1MO LIBOR + 200) (a)(d)	2.162%	03/17/37	2,599,645	2,602,482
Invitation Homes Trust, Series 2018-SFR2, Class E (1MO LIBOR + 200) (a)(d)	2.162%	06/17/37	3,500,000	3,503,833
Invitation Homes Trust, Series 2018-SFR3, Class A (1MO LIBOR + 100) (a)(d)	1.162%	07/17/37	11,760,756	11,762,616
Invitation Homes Trust, Series 2018-SFR3, Class E (1MO LIBOR + 200) (a)(d)	2.162%	07/17/37	3,500,000	3,502,325
				45,815,875

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

Securitized - 89.0% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Small Business - 5.8%
Credibly Asset Securitization LLC, Series 2018-1, Class A (d)	4.800%	11/15/23	$9,500,000	$9,424,795
FORA Financial Asset Securitization LLC, Series 2019-1, Class B (d)	4.850%	10/15/24	1,920,173	1,917,134
FORA Financial Asset Securitization LLC, Series 2019-1, Class C (d)	6.269%	10/15/24	835,000	810,180
Kabbage Funding LLC, Series 2019-1, Class A (d)	3.825%	03/15/24	378,052	374,807
Kabbage Funding LLC, Series 2019-1, Class C (d)	4.611%	03/15/24	3,039,000	2,872,272
Kabbage Funding LLC, Series 2019-1, Class D (d)	5.688%	03/15/24	1,800,000	1,170,000
Kabbage Funding LLC, Series 2019-1, Class B (a)(d)	4.071%	03/15/24	1,000,000	987,714
Newtek Small Business Loan Trust, Series 2018-1, Class B (1MO LIBOR + 300) (a)(d)	3.175%	02/25/44	3,098,684	2,816,293
Newtek Small Business Loan Trust, Series 2019-01, Class A (1MO LIBOR + 165) (a)(d)	2.350%	12/25/44	3,322,995	3,285,435
OnDeck Asset Securitization Trust, Series 2018-1, Class C (d)	4.520%	04/18/22	2,000,000	1,942,286
OnDeck Asset Securitization Trust, Series 2018-1, Class A (d)	3.500%	04/18/22	89,766	89,860
OnDeck Asset Securitization Trust, Series 2019-1, Class D (d)(e)	4.020%	11/18/24	5,650,000	3,955,000
OnDeck Asset Securitization Trust, Series 2019-1, Class E (d)(e)	5.150%	11/18/24	3,950,000	1,975,000
SFS Asset Securitization LLC, Series 2019-1, Class A (d)	4.238%	06/10/25	5,550,000	5,530,097
SFS Asset Securitization LLC, Series 2019-1, Class B (d)	5.023%	06/10/25	2,000,000	1,908,434
SFS Asset Securitization LLC, Series 2019-1, Class C (d)	6.390%	06/10/25	746,000	678,940
Small Business Lending Trust, Series 2019-A, Class A (d)	2.850%	07/15/26	887,046	872,678
Small Business Lending Trust, Series 2019-A, Class C (d)(e)	4.310%	07/15/26	4,700,000	3,990,401
Small Business Lending Trust, Series 2019-A, Class D (d)(e)	6.300%	07/15/26	5,000,000	2,960,942
Small Business Lending Trust, Series 2020-A, Class A (d)	2.620%	12/15/26	3,598,534	3,572,647

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

Securitized - 89.0% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Small Business - 5.8% (Continued)
Small Business Lending Trust, Series 2020-A, Class B (d)	3.200%	12/15/26	$1,800,000	$1,689,029
Small Business Lending Trust, Series 2020-A, Class C (d)	5.010%	12/15/26	9,800,000	6,878,814
				59,702,758
Specialty - 0.4%
BTH Mortgage-Backed Securities Trust, Series 2018-13, Class A (1MO LIBOR + 250) (a)	2.655%	08/01/21	4,000,000	3,971,442

Student Loan - 1.2%
College Ave Student Loans, Series 2018-A, Class B (a)(d)	4.750%	12/26/47	1,900,000	2,005,248
College Ave Student Loans, Series 2018-A, Class C (a)(d)	5.500%	12/26/47	900,000	944,974
College Ave Student Loans, Series 2019-A, Class C (d)	4.460%	12/28/48	4,000,000	4,145,700
CommonBond Student Loan Trust, Series 2017-BGS, Class C (d)	4.440%	09/25/42	153,348	159,577
Earnest Student Loan Program LLC, Series 2016-C, Class A-2 (d)	2.680%	07/25/35	1,962,129	1,975,274
Earnest Student Loan Program LLC, Series 2016-C, Class A1 (1MO LIBOR + 185) (a)(d)	1.998%	10/27/36	541,356	543,297
Earnest Student Loan Program LLC, Series 2016-D, Class R (d)(e)	0.000%	01/25/41	5,000	75,000
Laurel Road Prime Student Loan, Series 2019-A, Class BFX (d)	3.000%	10/25/48	1,842,378	1,875,499
				11,724,569

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

Securitized - 89.0% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer - 22.7%
Avant Loans Funding Trust, Series 2019-A, Class A (d)	3.480%	07/15/22	$348,519	$348,898
Avant Loans Funding Trust, Series 2020-REV1, Class A (d)	2.170%	05/15/29	4,800,000	4,784,785
Consumer Lending Receivables Trust, Series 2019-A, Class A (d)	3.520%	04/15/26	389,867	390,579
Consumer Lending Receivables Trust, Series 2019-A, Class CTF (d)(e)	0.000%	04/15/26	150,000	2,209,815
Consumer Loan Bond Club Trust, Series 2018-P3, Class C (d)	5.540%	01/15/26	3,000,000	2,969,759
Consumer Loan Underlying Bond Credit Trust, Series 2019-P1, Class C (d)	4.660%	07/15/26	10,000,000	9,712,801
Consumer Loan Underlying Bond Credit Trust, Series 2019-P2, Class C (d)	4.410%	10/15/26	5,573,000	5,384,811
Consumer Loan Underlying Bond Credit Trust, Series 2019-HP1, Class B (d)	3.480%	12/15/26	5,000,000	5,022,212
Consumer Loan Underlying Bond Credit Trust, Series 2020-P1, Class C (d)	4.610%	03/15/28	1,225,000	1,178,864
Freedom Financial, Series 2018-1, Class A (d)	3.610%	07/18/24	181,004	181,145
Freedom Financial, Series 2018-1, Class B (d)	4.560%	07/18/24	5,400,000	5,414,264
Freedom Financial, Series 2018-2, Class A (d)	3.990%	10/20/25	623,181	623,871
Freedom Financial, Series 2018-2, Class C (d)	5.880%	10/20/25	3,000,000	3,028,875
Freedom Financial, Series 2019-1, Class A (d)	3.420%	06/18/26	52,748	52,777
Freedom Financial, Series 2019-1, Class B (d)	3.870%	06/18/26	3,800,000	3,805,157
Freedom Financial, Series 2019-2, Class C (d)	4.860%	11/18/26	5,500,000	5,326,261
Freedom Financial, Series 2020-FP1, Class B (d)	3.060%	03/18/27	4,000,000	4,001,094
Freedom Financial, Series 2020-FP1, Class C (d)	4.370%	03/18/27	2,250,000	2,165,878
Freedom Financial, Series 2020-2CP, Class A (d)	4.520%	06/18/27	3,082,835	3,120,378
Freedom Financial, Series 2020-3FP, Class A (d)	2.400%	09/20/27	2,997,598	3,002,391
Freedom Financial, Series 2020-3FP, Class B (d)	4.180%	09/20/27	3,000,000	3,027,831
Freedom Financial, Series 2020-3FP, Class C (d)	6.960%	09/20/27	2,500,000	2,545,298
LendingPoint Asset Securitization Trust, Series 2019-1, Class A (d)	3.154%	08/15/25	748,944	749,424
LendingPoint Asset Securitization Trust, Series 2019-1, Class B (d)	3.613%	08/15/25	1,676,000	1,678,621
LendingPoint Asset Securitization Trust, Series 2019-1, Class C (d)	4.504%	08/15/25	2,000,000	1,965,031
LendingPoint Asset Securitization Trust, Series 2019-2, Class A (d)	3.071%	11/10/25	1,805,564	1,808,849

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

Securitized - 89.0% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer - 22.7% (Continued)
LendingPoint Asset Securitization Trust, Series 2019-2, Class B (d)	3.725%	11/10/25	$2,000,000	$2,003,186
LendingPoint Asset Securitization Trust, Series 2019-2, Class C (d)	4.660%	11/10/25	4,141,000	4,057,252
LendingPoint Asset Securitization Trust, Series 2020-1, Class B (d)	3.107%	02/10/26	3,725,000	3,725,303
LL ABS Trust, Series 2020-1, Class A (d)	2.330%	07/15/22	6,350,000	6,362,205
LL ABS Trust, Series 2020-1, Class B (d)	3.790%	03/15/23	1,650,000	1,661,979
LL ABS Trust, Series 2020-1, Class C (d)	6.540%	11/15/23	2,200,000	2,251,645
LL ABS Trust, Series 2019-1, Class A (d)	2.870%	03/15/27	1,655,571	1,662,648
LL ABS Trust, Series 2019-1, Class B (d)	3.520%	03/15/27	5,550,000	5,503,019
LL ABS Trust, Series 2019-1, Class C (d)	5.070%	03/15/27	4,500,000	4,331,311
Mariner Fianace Issuance Trust, Series 2020-A, Class D (d)	5.750%	08/21/34	8,000,000	7,751,126
Mariner Finance Issuance Trust, Series 2018-A, Class C (d)	5.110%	11/20/30	2,750,000	2,779,930
Mariner Finance Issuance Trust, Series 2018-A, Class D (d)	6.570%	11/20/30	4,725,000	4,763,632
Mariner Finance Issuance Trust, Series 2019-A, Class C (d)	4.010%	07/20/32	2,120,000	2,092,315
Marlette Funding Trust, Series 2019-4, Class B (d)	2.950%	12/17/29	760,000	765,125
OneMain Financial Issuance Trust, Series 2020-2, Class A (d)	1.750%	09/14/35	4,950,000	4,986,091
Oportun Funding VIII LLC, Series 2018-A, Class B (d)	4.450%	03/08/24	4,600,000	4,613,274
Oportun Funding VIII LLC, Series 2018-A, Class C (d)	5.090%	03/08/24	1,225,000	1,227,053
Oportun Funding X LLC, Series 2018-C, Class B (d)	4.590%	10/08/24	3,000,000	3,020,832
Oportun Funding X LLC, Series 2018-C, Class D (d)	6.790%	10/08/24	4,472,000	4,407,161
Oportun Funding XII LLC, Series 2018-D, Class B (d)	4.830%	12/09/24	2,900,000	2,933,341
Oportun Funding XII LLC, Series 2018-D, Class D (d)	7.170%	12/09/24	4,000,000	3,970,929
Prosper Marketplace Issuance Trust, Series 2019-1A, Class A (d)	3.540%	04/15/25	15,640	15,648
Prosper Marketplace Issuance Trust, Series 2019-1A, Class B (d)	4.030%	04/15/25	1,750,000	1,752,781

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

Securitized - 89.0% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer - 22.7% (Continued)
Prosper Marketplace Issuance Trust, Series 2019-1, Class C (d)	5.270%	04/15/25	6,600,000	6,562,732
Prosper Marketplace Issuance Trust, Series 2019-3, Class B (d)	3.590%	07/15/25	7,600,000	7,650,510
Prosper Marketplace Issuance Trust, Series 2019-3A, Class CERT (d)(e)	0.000%	07/15/25	81,061,702	1,169,964
Prosper Marketplace Issuance Trust, Series 2019-4, Class B (d)	3.200%	02/17/26	4,500,000	4,518,547
Prosper Marketplace Issuance Trust, Series 2019-4A, Class C (d)	4.950%	02/17/26	6,886,000	6,842,313
Purchasing Power Funding, Series 2018-A, Class B (d)	3.580%	08/15/22	3,000,000	2,997,943
Purchasing Power Funding, Series 2018-A, Class C (d)	3.780%	08/15/22	2,800,000	2,777,564
Purchasing Power Funding, Series 2018-A, Class D (d)	4.660%	08/15/22	2,000,000	1,528,476
Regional Management Issuance Trust, Series 2019-1, Class C (d)	4.110%	11/15/28	2,000,000	1,965,379
Regional Management Issuance Trust, Series 2020-1, Class A (d)	2.500%	10/15/30	2,000,000	1,999,894
Regional Management Issuance Trust, Series 2020-1, Class B (d)	3.540%	10/15/30	2,500,000	2,499,558
Upgrade Master Pass-Thru Trust, Series 2019-ST1, Class A (d)	4.000%	07/15/25	3,074,700	3,082,396
Upgrade Master Pass-Thru Trust, Series 2019-ST3, Class A (d)	3.750%	11/15/25	1,868,701	1,877,778
Upgrade Receivables Trust, Series 2019-1, Class B (d)	4.090%	03/15/25	1,925,248	1,929,940
Upstart Pass-Through Trust, Series 2020-ST1, Class A (d)	3.750%	02/20/28	3,510,528	3,501,638
Upstart Pass-Through Trust, Series 2020-ST2, Class A (d)	3.500%	03/20/28	3,332,563	3,295,935
Upstart Pass-Through Trust, Series 2020-ST3, Class A (d)	3.350%	04/20/28	4,045,254	4,088,110
Upstart Securitization Trust, Series 2019-1, Class B (d)	4.190%	04/20/26	1,505,003	1,509,436
Upstart Securitization Trust, Series 2019-2, Class A (d)	2.897%	09/20/29	2,256,943	2,275,476
Upstart Securitization Trust, Series 2019-2, Class B (d)	3.734%	09/20/29	11,625,000	11,581,561

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

Securitized - 89.0% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer - 22.7% (Continued)
Upstart Securitization Trust, Series 2019-2, Class C (d)	4.783%	09/20/29	$5,587,000	$5,471,723
Upstart Securitization Trust, Series 2019-3, Class B (d)	3.829%	01/21/30	2,450,000	2,485,808
				232,750,136

Total Securitized (Cost $917,665,583)				$910,777,300

Registered Investment Companies - 10.0%	Shares	Fair Value
State Street Institutional Liquid Reserves Fund, Premier Class, 0.11% (f)	102,080,496	102,100,912
State Street Navigator Securities Lending Portfolio I, 0.08% (f)(g)	105,750	105,750
Total Registered Investment Companies (Cost $102,104,728)		$102,206,662

Total Investment Securities - 100.6% (Cost $1,035,939,836)		$1,029,448,208

Liabilities in Excess of Other Assets - (0.6)%		(5,940,709)

Net Assets - 100.0%		$1,023,507,499

(a)	Variable rate security. The rate shown is the effective interest rate as of September 30, 2020. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and may be based on index changes, prerepayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.
(b)	Percentage rounds to less than 0.1%.
(c)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2020 was $102,500.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of September 30, 2020 was $881,407,570, representing 86.1% of net assets.
(e)	Illiquid security as determined under procedures approved by the Board of Trustees. The total fair value of these securities as of September 30, 2020 was $51,403,022 representing 5.0% of net assets.
(f)	The rate shown is the 7-day effective yield as of September 30, 2020.
(g)	This security was purchased with cash collateral held from securities on loan.

A/S -	Aktieselskab
IO -	Interest Only
LIBOR -	London Interbank Offered Rate
NA -	Societe Europaea
PO -	Principal Only
SOFR -	Secured Overnight Financing Rate

See accompanying notes to Schedules of Investments.

Diamond Hill Core Bond Fund
Schedule of Investments
September 30, 2020 (Unaudited)

Corporate Credit - 16.8%	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 5.7%
Bank of America Corp.	2.881%	04/24/23	$100,000	$103,408
Bank of America Corp.	3.458%	03/15/25	425,000	460,606
Bank of America Corp.	2.015%	02/13/26	400,000	415,101
Bank of America Corp.	1.319%	06/19/26	150,000	150,904
Bank of America Corp. (a)	3.824%	01/20/28	100,000	113,302
Bank of America Corp	2.592%	04/29/31	250,000	263,997
Bank of New York Mellon Corp. (The) (b)	1.850%	01/27/23	200,000	206,351
Bank of New York Mellon Corp. (The)	3.000%	10/30/28	100,000	111,602
Bank of Nova Scotia	1.950%	02/01/23	130,000	134,352
Canadian Imperial Bank of Commerce	2.606%	07/22/23	100,000	103,633
Capital One Financial Corp.	2.600%	05/15/23	200,000	209,291
Capital One Financial Corp.	3.750%	07/28/26	100,000	108,711
Citigroup, Inc	0.000%	05/15/24	500,000	512,210
Citigroup, Inc.	3.352%	04/24/25	200,000	216,385
Citigroup, Inc.	3.300%	04/27/25	100,000	110,094
Citigroup, Inc. (3MO LIBOR + 125) (a)	1.546%	07/01/26	100,000	101,545
Citigroup, Inc.	4.125%	07/25/28	150,000	172,428
Citigroup, Inc.	2.976%	11/05/30	180,000	194,599
Citigroup, Inc. (a)	5.316%	03/26/41	100,000	136,535
Citizens Financial Group	2.850%	07/27/26	225,000	248,197
Comerica Bank	2.500%	07/23/24	250,000	265,807
Cooperatieve Rabobank UA (c)	2.625%	07/22/24	250,000	266,742
Discover Bank	2.700%	02/06/30	250,000	261,420
Discover Financial Services	4.100%	02/09/27	100,000	110,847
Fifth Third Bancorp (1MO LIBOR + 170) (a)(b)	2.375%	01/28/25	275,000	291,180
First Tennessee Bank	5.750%	05/01/30	250,000	282,254
Goldman Sachs Group, Inc. (3MO LIBOR + 111) (a)	1.354%	04/26/22	50,000	50,207
Goldman Sachs Group, Inc.	3.500%	01/23/25	205,000	224,886
Goldman Sachs Group, Inc.	3.500%	04/01/25	250,000	275,837
Goldman Sachs Group, Inc.	3.500%	11/16/26	350,000	386,746
Huntington Bancshares, Inc.	2.625%	08/06/24	125,000	133,115
JPMorgan Chase & Co. (3MO LIBOR + 100) (a)	1.275%	01/15/23	100,000	100,845
JPMorgan Chase & Co.	0.653%	09/16/24	150,000	150,045
JPMorgan Chase & Co.	4.023%	12/05/24	550,000	604,844
JPMorgan Chase & Co. (a)	3.782%	02/01/28	100,000	113,051
JPMorgan Chase & Co. (a)	3.509%	01/23/29	100,000	112,421

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Corporate Credit - 16.8% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 5.7% (Continued)
JPMorgan Chase & Co.	2.739%	10/15/30	$100,000	$107,656
JPMorgan Chase & Co.	2.522%	04/22/31	250,000	266,098
KeyCorp	2.550%	10/01/29	385,000	409,007
Morgan Stanley	3.737%	04/24/24	100,000	107,610
Morgan Stanley	3.700%	10/23/24	100,000	110,835
Morgan Stanley	3.125%	07/27/26	100,000	110,393
Morgan Stanley	3.625%	01/20/27	100,000	112,962
Morgan Stanley	2.699%	01/22/31	175,000	186,830
PNC Bank NA	1.743%	02/24/23	250,000	254,503
PNC Bank NA	2.700%	10/22/29	250,000	270,421
PNC Financial Services	2.600%	07/23/26	250,000	272,912
Regions Financial Corp.	2.750%	08/14/22	250,000	259,916
Regions Financial Corp.	2.250%	05/18/25	275,000	290,054
Royal Bank of Canada	1.950%	01/17/23	250,000	258,382
Royal Bank of Canada	1.150%	06/10/25	365,000	369,633
State Street Corp.	2.354%	11/01/25	175,000	185,206
SunTrust Bank	3.525%	10/26/21	100,000	100,201
Toronto-Dominion Bank (The) (SOFR + 48) (a)	0.540%	01/27/23	425,000	426,174
Truist Financial Corp. (b)	2.150%	12/06/24	250,000	264,657
US Bancorp	2.400%	07/30/24	350,000	372,480
Wells Fargo & Co.	3.550%	09/29/25	425,000	472,549
Wells Fargo & Co.	2.188%	04/30/26	275,000	286,833
Wells Fargo & Co.	2.393%	06/02/28	250,000	260,720
				13,459,530
Basic Industry - 0.8%
Air Products and Chemicals, Inc.	1.850%	05/15/27	475,000	498,625
FMC Corp.	3.450%	10/01/29	300,000	335,565
Nucor Corp.	2.000%	06/01/25	250,000	261,061
PPG Industries, Inc.	2.400%	08/15/24	110,000	117,003
PPG Industries, Inc.	2.550%	06/15/30	300,000	318,446
Sherwin-Williams Co.	2.300%	05/15/30	250,000	260,891
				1,791,591
Brokerage Asset Managers Exchanges - 0.3%
Ameriprise Financial, Inc.	3.000%	04/02/25	250,000	273,401
CBOE Holdings, Inc.	3.650%	01/12/27	100,000	113,655
International Exchange, Inc.	0.700%	06/15/23	275,000	275,758
				662,814

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Corporate Credit - 16.8% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Capital Goods - 0.3%
Carrier Global Corp. (c)	2.700%	02/15/31	$250,000	$260,268
General Electric Capital Corp.	6.750%	03/15/32	100,000	125,706
L3 Harris Technologies, Inc.	3.850%	12/15/26	50,000	57,483
Lennox International, Inc.	3.000%	11/15/23	100,000	105,455
Republic Services, Inc.	2.500%	08/15/24	200,000	212,846
				761,758
Communications - 1.3%
American Tower Corp.	2.250%	01/15/22	50,000	51,145
American Tower Corp.	3.800%	08/15/29	100,000	114,467
American Tower Corp.	2.100%	06/15/30	100,000	100,969
AT&T, Inc.	3.800%	02/15/27	100,000	112,730
AT&T, Inc.	2.300%	06/01/27	650,000	681,844
AT&T, Inc.	4.500%	05/15/35	100,000	117,954
British Telecommunications plc (b)(c)	3.250%	11/08/29	275,000	295,018
Comcast Corp.	2.650%	02/01/30	100,000	109,053
Comcast Corp.	1.950%	01/15/31	250,000	256,693
Comcast Corp.	3.969%	11/01/47	144,000	170,567
Deutsche Telekom International Finance (c)	4.750%	06/21/38	100,000	127,148
Twenty-First Century Fox, Inc.	4.030%	01/25/24	50,000	55,039
Verizon Communications, Inc. (3MO LIBOR + 110) (a)	1.380%	05/15/25	100,000	102,156
Verizon Communications, Inc.	4.125%	03/16/27	100,000	117,987
Verizon Communications, Inc.	3.000%	03/22/27	120,000	133,532
Verizon Communications, Inc.	5.500%	03/16/47	100,000	150,457
Walt Disney Co. (The)	1.750%	08/30/24	175,000	182,154
Walt Disney Co. (The)	3.800%	03/22/30	100,000	118,556
				2,997,469
Consumer Cyclical - 0.8%
BMW US Capital, LLC (c)	3.900%	04/09/25	300,000	335,402
CVS Health Corp.	5.050%	03/25/48	250,000	317,927
Daimler Finance LLC (c)	1.750%	03/10/23	275,000	280,432
Ford Motor Co. (b)	4.346%	12/08/26	100,000	98,706
Ford Motor Co.	7.450%	07/16/31	75,000	86,011
General Motors Financial Co., Inc.	3.200%	07/06/21	35,000	35,529
General Motors Financial Co., Inc.	4.000%	10/06/26	100,000	107,311
Home Depot, Inc. (The)	3.500%	09/15/56	100,000	117,371
Volkswagen AG (c)	2.500%	09/24/21	200,000	203,708
Walgreens Boots Alliance, Inc. (b)	3.200%	04/15/30	250,000	261,852
				1,844,249

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Corporate Credit - 16.8% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer Non-Cyclical - 1.2%
Abbott Laboratories	4.750%	11/30/36	$100,000	$133,651
AbbVie, Inc. (c)	2.950%	11/21/26	335,000	364,925
AbbVie, Inc. (c)	4.550%	03/15/35	100,000	122,229
Amgen, Inc.	2.650%	05/11/22	140,000	144,735
Amgen, Inc.	1.900%	02/21/25	310,000	324,142
Anheuser-Busch Cos., LLC	4.700%	02/01/36	100,000	120,632
Anheuser-Busch InBev SA/NV	4.750%	01/23/29	100,000	121,559
Anheuser-Busch InBev SA/NV (b)	3.500%	06/01/30	600,000	682,183
Kimberly-Clark Corp.	3.950%	11/01/28	100,000	120,108
Kroger Co. (The)	2.650%	10/15/26	100,000	109,241
Kroger Co. (The)	2.200%	05/01/30	125,000	131,170
Zoetics, Inc.	2.000%	05/15/30	525,000	540,351
				2,914,926
Electric - 1.1%
Ameren Corp.	2.500%	09/15/24	130,000	137,673
CMS Energy Corp.	2.950%	02/15/27	100,000	106,461
DTE Energy Co., Series C (a)	2.590%	10/01/24	150,000	159,430
DTE Energy Co., Series E	2.850%	10/01/26	100,000	108,364
DTE Energy Co., Series H	2.950%	03/01/30	125,000	134,447
Duke Energy Indiana LLC	2.750%	04/01/50	370,000	378,081
Georgia Power Co., Series 2020-A	2.100%	07/30/23	230,000	240,080
MidAmerican Energy Co.	3.650%	04/15/29	350,000	416,757
Northern States Power Co. of Minnesota	2.900%	03/01/50	125,000	133,517
Oncor Electric Delivery Co. LLC	3.700%	05/15/50	240,000	288,130
PECO Energy Co. (b)	3.000%	09/15/49	200,000	212,984
PPL Electric Utilities	3.000%	10/01/49	160,000	171,968
Public Service Electric & Gas Co.	2.250%	09/15/26	100,000	107,459
Southwestern Electric Power	2.750%	10/01/26	100,000	107,612
				2,702,963

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Corporate Credit - 16.8% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Energy - 1.4%
BP Capital Markets plc	3.194%	04/06/25	$175,000	$192,443
Chevron Corp.	1.995%	05/11/27	500,000	528,569
Cimarex Energy Co.	3.900%	05/15/27	100,000	100,736
Diamondback Energy, Inc.	3.250%	12/01/26	200,000	200,249
Energy Transfer Operating LP	4.500%	04/15/24	75,000	79,431
Exxon Mobil Corp.	2.992%	03/19/25	240,000	262,840
Occidental Petroleum Corp.	2.700%	08/15/22	206,000	192,480
Phillips 66 Partners LP	3.700%	04/06/23	250,000	267,598
Phillips 66 Partners LP	2.450%	12/15/24	100,000	102,865
Phillips 66 Partners LP	3.550%	10/01/26	100,000	105,477
Royal Dutch Shell plc	2.375%	11/07/29	320,000	338,178
Shell International Finance BV	6.375%	12/15/38	73,000	108,436
Suncor Energy, Inc.	2.800%	05/15/23	300,000	314,484
Total Capital International SA (b)	2.829%	01/10/30	120,000	132,597
Valero Energy Corp.	2.700%	04/15/23	250,000	259,386
Valero Energy Corp.	3.400%	09/15/26	100,000	107,433
				3,293,202
Insurance - 1.5%
Athene Global Funding (c)	2.500%	01/14/25	225,000	231,877
Berkshire Hathaway Financial (b)	1.850%	03/12/30	250,000	261,149
Jackson National Life Global Funding (3MO LIBOR + 48) (a)(c)	0.730%	06/11/21	50,000	50,128
Jackson National Life Global Funding (c)	2.100%	10/25/21	50,000	50,930
Lincoln National Corp.	3.625%	12/12/26	100,000	112,850
Met Life Global Funding I (c)	1.950%	01/13/23	200,000	206,779
Met Life Global Funding I (c)	0.900%	06/08/23	250,000	252,674
New York Life Global Funding (c)	2.900%	01/17/24	100,000	107,141
New York Life Global Funding (c)	2.350%	07/14/26	50,000	53,850
Pricoa Global Funding (b)(c)	3.450%	09/01/23	160,000	173,167
Principal Life Global Funding II (c)	2.375%	11/21/21	100,000	102,438
Principal Life Global Funding II (c)	1.250%	06/23/25	525,000	533,987
Progressive Corp.	3.200%	03/26/30	240,000	274,738
Protective Life Global Funding (c)	1.737%	09/21/30	1,100,000	1,088,875
				3,500,583
Natural Gas - 0.1%
Atmos Energy Corp. (b)	2.625%	09/15/29	310,000	342,422

Other Utility - 0.1%
American Water Capital Corp.	2.800%	05/01/30	300,000	328,380

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Corporate Credit - 16.8% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
REITS - 1.0%
Alexandria Real Estate Equities, Inc.	3.950%	01/15/28	$100,000	$115,040
American Campus Communities, Inc.	3.625%	11/15/27	100,000	106,422
American Homes 4 Rent	4.250%	02/15/28	100,000	113,294
Boston Properties LP	2.750%	10/01/26	50,000	53,559
CubeSmart LP	3.125%	09/01/26	50,000	54,151
CubeSmart LP	3.000%	02/15/30	280,000	300,361
CubeSmart LP	2.000%	02/15/31	200,000	197,187
ERP Operating LP	2.850%	11/01/26	100,000	110,583
ERP Operating LP	2.500%	02/15/30	150,000	159,176
Life Storage LP	3.875%	12/15/27	100,000	111,834
Realty Income Corp.	3.875%	04/15/25	100,000	113,268
Realty Income Corp.	3.000%	01/15/27	100,000	108,824
Simon Property Group LP	2.000%	09/13/24	320,000	329,841
Spirit Realty LP	4.450%	09/15/26	100,000	107,277
Spirit Realty LP	4.000%	07/15/29	60,000	62,375
Spirit Realty LP	3.200%	02/15/31	250,000	243,796
				2,286,988
Technology - 0.5%
Apple, Inc.	3.000%	06/20/27	100,000	112,760
Apple, Inc.	2.200%	09/11/29	250,000	268,677
Apple, Inc.	1.650%	05/11/30	300,000	310,115
Dell International LLC (c)	5.300%	10/01/29	100,000	114,551
Oracle Corp.	2.800%	04/01/27	300,000	329,137
				1,135,240

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Corporate Credit - 16.8% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Transportation - 0.7%
Alaska Airlines, Series 2020-1B, Class A (c)	4.800%	08/15/27	$150,000	$157,065
American Airlines Pass-Through Trust, Series 2016-2, Class AA	3.200%	12/15/29	374,400	351,829
CSX Corp.	4.250%	11/01/66	100,000	124,004
FedEx Corp.	1.875%	02/20/34	525,000	532,350
Kirby Corp.	4.200%	03/01/28	100,000	103,747
Southwest Airlines Co.	3.000%	11/15/26	100,000	100,233
U.S. Airways Pass-Through Trust, Series 2011-1, Class A	7.125%	04/22/25	34,632	29,506
United Airlines Pass-Through Trust, Series 2013-1, Class B	5.375%	02/15/23	179,459	172,669
United Airlines Pass-Through Trust, Series 2007-1, Class A	6.636%	01/02/24	26,658	24,794
				1,596,197

Total Corporate Credit (Cost $37,283,991)				$39,618,312

Government Related - 0.6%	Coupon	Maturity	Shares / Par Value	Fair Value
Government Guaranteed - 0.2%
Tunisian Republic	1.416%	08/05/21	500,000	495,103

Government Owned, No Guarantee - 0.4%
Tennessee Valley Authority	4.625%	09/15/60	525,000	825,293

Total Government Related (Cost $1,274,765)				$1,320,396

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 60.5%	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 2.0%
BXG Receivables Note Trust, Series 2012-A, Class B (c)	3.990%	12/02/27	$20,100	$20,099
Diamond Resorts Owner Trust, Series 2019-1, Class B (c)	3.530%	02/20/32	197,135	199,370
FMC GMSR Issuer Trust, Series 2019-GT2, Class A (c)	4.230%	09/25/24	400,000	391,200
Gold Key Resorts LLC, Series 2014-A, Class A (c)	3.220%	03/17/31	22,976	23,094
GoodGreen Trust, Series 2017-1A, Class A (c)	3.740%	10/15/52	85,745	90,419
GoodGreen Trust, Series 2020-1A, Class A (c)	2.630%	04/15/55	449,291	455,371
Helios Issuer LLC, Series 2019-AA, Class A (c)	3.750%	06/20/46	124,707	130,285
Helios Issuer LLC, Series 2020-4, Class A (c)	2.980%	06/20/47	284,288	295,783
Hero Funding Trust, Series 2016-2A, Class A (c)	3.750%	09/20/41	84,940	87,922
Hero Funding Trust, Series 2016-3A, Class A1 (c)	3.080%	09/20/42	146,099	148,117
Hero Funding Trust, Series 2016-3B, Class B (c)	5.240%	09/20/42	16,536	16,715
Hero Funding Trust, Series 2016-1R, Class A1 (c)	4.500%	09/21/42	2,371	2,380
Hero Funding Trust, Series 2016-4A, Class A1 (c)	3.570%	09/20/47	82,268	85,594
Hero Funding Trust, Series 2016-4B, Class B (c)	4.990%	09/20/47	30,337	31,009
Hero Funding Trust, Series 2017-3A, Class A1 (a)(c)	3.190%	09/20/48	82,384	84,889
Hero Funding Trust, Series 2018-1A, Class A2 (c)	4.670%	09/20/48	89,348	95,860
Hilton Grand Vacations Trust, Series 2020-A, Class B (c)	4.220%	02/25/39	318,845	336,544
Holiday Inn Timeshare Trust, Series 2020-A, Class C (c)	3.420%	10/09/39	225,000	225,388
Mill City Solar Loan Ltd., Series 2019-2GS, Class A (c)	3.690%	07/20/43	199,618	209,454
Mosaic Solar Loans LLC, Series 2018-1, Class A (c)	4.010%	06/22/43	120,512	127,259
Mosaic Solar Loans LLC, Series 2017-2, Class B (c)	4.770%	06/22/43	72,168	75,172
Mosaic Solar Loans LLC, Series 2020-1, Class A (c)	2.100%	04/20/46	332,589	338,938
PNMAC GMSR Issuer Trust, Series 2018-GT2, Class NT (1MO LIBOR + 265) (a)(c)	2.825%	08/25/23	400,000	385,935

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 60.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 2.0% (Continued)
Renew Financial LLC, Series 2017-1, Class A (c)	3.670%	09/20/52	$98,526	$102,281
Renew Financial LLC, Series 2017-1, Class B (a)(c)	5.750%	09/20/52	42,887	44,249
Renew Financial LLC, Series 2017-2, Class A (c)	3.220%	09/22/53	56,492	58,095
TES LLC, Series 2017-1, Class A (c)	4.330%	10/20/47	288,612	294,373
Westgate Resorts, Series 2018-1, Class B (c)	3.580%	12/20/31	109,377	108,387
Westgate Resorts, Series 2018-1, Class C (c)	4.100%	12/20/31	109,377	107,796
Westgate Resorts, Series 2020-1, Class B (c)	3.963%	03/20/34	192,374	197,339
				4,769,317
Agency CMBS - 0.9%
FNMA, Pool #FN AE0834 (a)	3.609%	01/01/21	5,509	5,507
FNMA, Series 2019-M21, Class 1A1	1.950%	04/25/28	565,486	588,213
FNMA, Pool #FN 464107	4.820%	12/01/29	132,032	154,744
FNMA, Pool #FN AM9491	3.550%	08/01/30	175,017	205,688
FNMA, Pool #FN 469130 (a)	4.870%	10/01/41	130,401	151,638
FNMA, Pool #FN AM5015 (a)	4.940%	12/01/43	770,371	923,181
				2,028,971

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 60.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 22.7%
FHLMC, Pool #FG S20432, Series 306, Class F3 (PO) (1MO LIBOR + 30) (a)	0.452%	05/15/28	$96,186	$94,585
FHLMC, Series 2018-1, Class A2 (c)	3.500%	06/25/28	200,000	220,021
FHLMC, Series 2646, Class ZH	5.000%	07/15/33	117,751	154,390
FHLMC, Series 4265, Class FD (1MO LIBOR + 40) (a)	0.552%	01/15/35	388,659	390,850
FHLMC, Series 2006-71, Class ZH	6.000%	07/25/36	448,137	533,713
FHLMC, Series 4613, Class AF (1MO LIBOR + 110) (a)	1.252%	11/15/37	115,780	117,376
FHLMC, Series 3605, Class PB	4.500%	11/15/39	100,000	112,574
FHLMC, Series 3617, Class PC	4.500%	12/15/39	109,000	124,301
FHLMC, Series 3740, Class FC (1MO LIBOR + 50) (a)	0.652%	10/15/40	170,086	171,363
FHLMC, Series 3811, Class TA (a)	5.000%	02/15/41	262,142	313,283
FHLMC, Series 3895, Class BF (1MO LIBOR + 50) (a)	0.652%	07/15/41	130,641	131,804
FHLMC, Series 4116, Class UB	2.500%	05/15/42	440,000	444,177
FHLMC, Series 4074, Class JY	2.500%	07/15/42	475,000	506,512
FHLMC, Series 4165, Class ZT	3.000%	02/15/43	560,349	561,266
FHLMC, Series 4180, Class ZB	3.000%	03/15/43	811,213	815,859
FHLMC, Series 4210, Class Z	3.000%	05/15/43	370,852	371,404
FHLMC, Series 4447, Class YZ	4.000%	08/15/43	1,494,745	1,690,589
FHLMC, Series 4333, Class GL	3.500%	04/15/44	250,000	296,217
FHLMC, Series 4408, Class BC	3.000%	11/15/44	1,020,410	1,105,940
FHLMC, Series 4830, Class DA	4.500%	11/15/44	108,026	109,334
FHLMC, Series 4731, Class EA	3.000%	10/15/45	344,425	364,827
FHLMC, Series 4738, Class TW	3.000%	11/15/46	1,385,000	1,522,416
FHLMC, Series 4736, Class CL	3.000%	12/15/47	441,240	497,482
FHLMC, Series 4941, Class NW	2.500%	05/25/49	758,520	796,307
FHLMC, Series 4911, Class JM	3.500%	09/25/49	1,000,000	1,171,617
FHLMC, Series 5011, Class DB	2.000%	09/25/50	262,000	250,583
FHLMC, Series 4377, Class KZ (a)	3.500%	02/15/52	771,156	878,460
FNMA, Series 2010-155, Class JH	4.000%	12/25/28	120,000	135,818
FNMA, Series 2013-35, Class YT	6.500%	09/25/32	316,841	373,301
FNMA, Series 2012-129, Class HT	2.000%	12/25/32	142,654	143,932
FNMA, Series 2002-86, Class PG	6.000%	12/25/32	82,125	98,012
FNMA, Series 2004-56, Class Z	7.500%	03/25/34	164,513	200,586
FNMA, Series 2004-17, Class BA	6.000%	04/25/34	204,117	270,933
FNMA, Series 2005-3, Class CG	5.500%	02/25/35	190,120	221,291
FNMA, Series 2005-62, Class ZL	5.500%	07/25/35	344,113	399,910

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 60.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 22.7% (Continued)
FNMA, Series 2006-56, Class DC (1MO LIBOR + 65) (a)	0.798%	07/25/36	$139,911	$140,633
FNMA, Series 2009-19, Class TD	5.000%	08/25/36	115,593	131,872
FNMA, Series 2006-108, Class FD (1MO LIBOR + 38) (a)	0.528%	11/25/36	169,676	171,220
FNMA, Series 2007-39, Class NB	4.250%	05/25/37	164,778	181,282
FNMA, Series 2008-60, Class JC	5.000%	07/25/38	253,189	291,090
FNMA, Series 2009-103, Class MB (a)	3.600%	12/25/39	60,716	63,285
FNMA, Series 2010-2, Class LC	5.000%	02/25/40	200,000	243,061
FNMA, Series 2011-14, Class PB	5.000%	03/25/41	570,000	682,134
FNMA, Series 2011-57, Class PD	4.000%	07/25/41	321,407	383,265
FNMA, Series 2011-62, Class UA	4.500%	07/25/41	1,145,843	1,302,891
FNMA, Series 2012-9, Class FC (1MO LIBOR + 40) (a)	0.548%	02/25/42	166,948	168,060
FNMA, Series 2012-52, Class PQ	3.500%	05/25/42	965,989	1,093,907
FNMA, Series 2012-56, Class WC	3.500%	05/25/42	600,000	688,205
FNMA, Series 2012-79, Class QB	2.000%	07/25/42	363,000	373,656
FNMA, Series 411, Class A3	3.000%	08/25/42	61,445	64,718
FNMA, Series 12 84, Class JL	2.000%	08/25/42	270,937	269,008
FNMA, Series 2012-99, Class UY (a)	2.500%	09/25/42	329,000	351,396
FNMA, Series 2016-32, Class GO (PO)	0.000%	01/25/43	451,549	380,662
FNMA, Series 2013-35, Class LP	3.000%	01/25/43	352,000	388,662
FNMA, Series 2013-35, Class CV	3.000%	02/25/43	350,000	390,340
FNMA, Series 13 6, Class QA	2.500%	02/25/43	846,133	844,083
FNMA, Series 13 31, Class NT	3.000%	04/25/43	191,624	193,499
FNMA, Series 2013-54, Class HQ	3.000%	06/25/43	99,231	100,331
FNMA, Series 2013-104, Class CY	5.000%	10/25/43	250,000	318,500
FNMA, Series 2013-115, Class PB	4.500%	11/25/43	300,000	381,533
FNMA, Series 4473, Class Z	3.000%	05/15/45	375,449	418,590
FNMA, Series 2017-16, Class UW	3.000%	07/25/45	2,044,494	2,268,844
FNMA, Series 2016-68, Class AL	3.000%	10/25/46	850,000	937,863
FNMA, Series 2017-90, Class ZD	3.500%	11/25/47	2,214,622	2,376,410
FNMA, Series 2018-08, Class DZ	3.500%	02/25/48	1,097,678	1,170,608
FNMA, Series 2018-31, Class KB	3.500%	05/25/48	247,826	274,225
FNMA, Series 2018-66, Class PZ	4.000%	09/25/48	520,943	580,226
FNMA, Series 2019-01, Class MH	3.000%	02/25/49	661,099	697,792
FNMA, Series 2019-8, Class ZD	3.500%	03/25/49	528,448	593,997
FNMA, Series 2019-40, Class PL	4.000%	07/25/49	318,000	375,082
FNMA, Series 2019-60, Class WZ	2.750%	10/25/49	538,320	568,463
FNMA, Series 2019-83, Class EB	2.000%	01/25/50	171,000	164,700
GNMA, Series 2018-139, Class DV	3.500%	01/20/30	513,510	544,488

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 60.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 22.7% (Continued)
GNMA, Series 2004-49, Class MZ	6.000%	06/20/34	$378,197	$454,559
GNMA, Series 2005-13, Class BG	5.000%	02/20/35	290,000	329,697
GNMA, Series 2015-123, Class VB	3.500%	09/20/35	100,000	107,697
GNMA, Series 2006-17, Class JN	6.000%	04/20/36	260,110	300,156
GNMA, Series 2008-51, Class PH	5.250%	06/20/38	167,346	188,958
GNMA, Series 2009-2, Class PA	5.000%	12/20/38	125,415	138,427
GNMA, Series 2010-9, Class FA (1MO LIBOR + 52) (a)	0.682%	01/16/40	166,698	167,910
GNMA, Series 2010-105, Class ZC	4.500%	08/16/40	471,861	555,499
GNMA, Series 2013-22, Class GA (a)	2.500%	10/20/41	48,076	48,972
GNMA, Series 2012-74, Class LY (a)	2.500%	06/20/42	318,000	335,438
GNMA, Series 2012-134, Class KM	2.000%	09/20/42	342,000	344,680
GNMA, Series 2012-113, Class NZ (a)	4.500%	09/20/42	260,690	310,632
GNMA, Series 2012-143, Class EG	2.000%	12/20/42	921,457	926,622
GNMA, Series 2013-5, Class GY	3.000%	01/20/43	437,000	497,790
GNMA, Series 2013-6, Class PE	2.000%	01/20/43	100,000	99,970
GNMA, Series 2015-179, Class ZB	2.500%	02/20/45	55,504	58,375
GNMA, Series 2016-37, Class YA	3.000%	12/20/45	1,052,898	1,139,256
GNMA, Series 2016-38, Class ZP	3.500%	03/20/46	70,219	79,944
GNMA, Series 2016-111, Class HA	2.500%	08/20/46	164,037	173,999
GNMA, Series 2016-118, Class LB	3.000%	09/20/46	500,000	543,813
GNMA, Series 2016-120, Class YZ	3.000%	09/20/46	500,000	540,843
GNMA, Series 2018-013, Class GD	3.000%	01/20/48	103,933	105,041
GNMA, Series 2018-006, Class JY	2.750%	01/20/48	284,000	293,130
GNMA, Series 2018-14, Class MZ	3.000%	01/20/48	373,697	386,901
GNMA, Series 2019-20, Class JK	3.500%	02/20/49	323,379	345,491
GNMA, Series 2019-22, Class WD	3.000%	02/20/49	228,014	230,683
GNMA, Series 2019-031, Class AZ	5.000%	03/20/49	310,749	364,268
GNMA, Series 2019-86, Class WL	3.000%	07/20/49	500,000	551,416
GNMA, Series 2019-99, Class EW	3.000%	08/20/49	540,446	564,734
GNMA, Series 2019-99, Class GP	3.500%	08/20/49	517,000	583,580
GNMA, Series 2019-162, Class GB	3.000%	12/20/49	450,000	476,414
GNMA, Series 2020-011, Class KB	2.500%	01/20/50	257,000	255,398
GNMA, Series 2020-11, Class PB	2.500%	01/20/50	531,000	543,123
GNMA, Series 2020-015, Class HL	2.500%	02/20/50	1,385,112	1,451,175
GNMA, Series 2020-078, Class B	2.500%	06/20/50	350,000	365,959
GNMA, Series 2020-097, Class ML	2.500%	07/20/50	1,975,000	2,123,825
GNMA, Series 2017-H18, Class EB (12MO LIBOR + 22) (a)	4.221%	06/20/63	376,644	399,899
GNMA, Series 2014-H15, Class FA (1MO LIBOR + 50) (a)	0.655%	07/20/64	93,596	93,848

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 60.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 22.7% (Continued)
GNMA, Series 2014-H14, Class FA (1MO LIBOR + 50) (a)	0.664%	07/20/64	$331,206	$331,558
GNMA, Series 2016-H11, Class FD (12MO LIBOR + 40) (a)	1.402%	05/20/66	270,100	271,660
GNMA, Series 2017-H16, Class DB (a)	4.552%	08/20/67	276,029	289,493
				53,530,447

Agency MBS CMO Derivatives - 5.0%
FHLMC, Series 3994, Class EI (IO)	3.000%	02/15/22	141,978	1,921
FHLMC, Series 3874, Class KI (IO)	4.500%	08/15/25	34,858	148
FHLMC, Series 3919, Class QS (IO) (-1 * 1MO LIBOR + 670) (a)	6.548%	08/15/30	2,591,873	387,832
FHLMC, Series 4214, Class CI (IO)	3.000%	06/15/31	1,230,500	44,156
FHLMC, Series 4114, Class IM (IO)	3.500%	07/15/31	2,040,379	106,267
FHLMC, Series 4169, Class SA (-1.2 * 1MO LIBOR + 546) (a)	5.273%	02/15/33	1,221,678	1,312,084
FHLMC, Series 226, Class PO (PO)	0.000%	02/01/34	189,377	178,046
FHLMC, Series 3107, Class DC (IO) (-1 * 1MO LIBOR + 670) (a)	6.548%	06/15/35	3,297,586	258,092
FHLMC, Series 3102, Class TA (IO)	7.500%	01/15/36	267,133	313,440
FHLMC, Series 3607, Class AO (PO)	0.000%	04/15/36	124,708	115,202
FHLMC, Series 237, Class S14 (IO) (-1 * 1MO LIBOR + 660) (a)	6.448%	05/15/36	538,578	111,101
FHLMC, Series 3199, Class OC (PO)	0.000%	08/15/36	192,215	179,143
FHLMC, Series 3318, Class AO (PO)	0.000%	05/15/37	5,686	5,404
FHLMC, Series 379, Class I (PO)	0.000%	05/25/37	70,578	66,173
FHLMC, Series 3607, Class OP (PO)	0.000%	07/15/37	418,345	383,779
FHLMC, Series 3594, Class SP (IO) (1MO LIBOR + 184.6) (a)	1.998%	12/15/37	30,252	32,198
FHLMC, Series 4006, Class IA (IO)	4.500%	09/15/41	799,264	89,249
FHLMC, Series 4116, Class LI (IO)	4.500%	02/15/42	2,745,051	350,945
FHLMC, Series 4074, Class SJ (IO) (-1 * 1MO LIBOR + 662) (a)	6.468%	07/15/42	1,391,438	319,460
FHLMC, Pool #S0-6050, Class (PO)	0.000%	08/15/42	337,691	312,106
FHLMC, Pool #S0-6829 (PO)	0.000%	09/15/43	512,611	467,217
FNMA, Series 2012-128, Class EI (IO)	3.500%	11/25/27	616,232	42,258
FNMA, Series 2012-148, Class IA (IO)	4.000%	01/25/28	332,131	27,867
FNMA, Series 2004-91, Class SP (-2.40 * 1MO LIBOR + 1680) (a)	16.444%	11/25/31	267,186	383,585
FNMA, Series 2013-89, Class DI (IO)	4.000%	08/25/33	2,799,405	299,448
FNMA, Series 348, Class II (IO)	6.000%	01/25/34	113,714	25,586
FNMA, Series 2015-82, Class AI (IO)	3.500%	06/25/34	1,544,530	127,110
FNMA, Series 2005-45, Class PQ (IO) (-1 * 1MO LIBOR + 550) (a)	5.352%	10/25/34	322,676	26,850
FNMA, Series 390, Class 32 (IO)	6.500%	12/25/34	179,802	35,985
FNMA, Series 384, Class 11 (IO)	5.000%	03/25/35	963,150	164,384
FNMA, Series 2016-28, Class DI (IO)	3.500%	03/25/35	1,529,691	133,355

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 60.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO Derivatives - 5.0% (Continued)
FNMA, Series 2005-52, Class JH (IO) (-1 * 1MO LIBOR + 660) (a)	6.452%	05/25/35	$503,166	$84,587
FNMA, Series 378, Class (IO)	5.000%	06/01/35	983,030	167,407
FNMA, Series 2016-24, Class KI (IO)	3.500%	07/25/35	733,977	72,689
FNMA, Series 368, Class (IO)	5.000%	02/01/36	813,226	112,741
FNMA, Series 2006-96, Class MO (PO)	0.000%	10/25/36	68,922	66,421
FNMA, Series 398, Class C5 (IO)	5.000%	05/25/39	1,158,965	194,328
FNMA, Series 2013-120, Class JI (IO)	4.000%	02/25/40	676,546	27,914
FNMA, Series 2010-44, Class CS (IO) (-1 * 1MO LIBOR + 655) (a)	6.402%	05/25/40	114,776	17,898
FNMA, Series 2012-63, Class NI (IO)	4.000%	06/25/40	1,964,329	99,533
FNMA, Series 2011-14, Class PI (IO)	5.000%	06/25/40	110,491	5,980
FNMA, Series 2012-100, Class MI (IO)	4.500%	12/25/40	595,859	36,123
FNMA, Series 409, Class C1	4.000%	04/01/42	2,220,029	309,930
FNMA, Series 2012-128, Class SH (1MO LIBOR + 400) (a)	3.852%	11/25/42	532,993	524,243
FNMA, Series 2016-30, Class IN (IO)	3.500%	02/25/43	3,250,124	226,593
FNMA, Series 2003-W10, Class 3IO (IO) (a)	0.653%	06/25/43	12,956,937	243,865
FNMA, Series 2013-82, Class SB (-2.67 * 1MO LIBOR + 1173) (a)	11.318%	08/25/43	350,236	483,144
FNMA, Series 2013-101, Class DO (PO)	0.000%	10/25/43	182,109	168,159
FNMA, Series 2014-42, Class SN (IO) (-1 * 1MO LIBOR + 605) (a)	5.902%	07/25/44	766,735	142,619
GNMA, Series 2010-47, Class PX (IO) (-1 * 1MO LIBOR + 670) (a)	6.544%	06/20/37	949,538	204,285
GNMA, Series 2012-146, Class AI (IO)	3.000%	10/20/37	2,505,031	126,129
GNMA, Series 2008-38, Class ID (IO)	6.000%	03/20/38	399,588	30,872
GNMA, Series 2008-40, Class SA (IO) (-1 * 1MO LIBOR + 640) (a)	6.248%	05/16/38	66,191	12,847
GNMA, Series 2013-124, Class ES (-1.333 * 1MO LIBOR + 866.7) (a)	8.458%	04/20/39	68,395	71,273
GNMA, Series 2011-21, Class SA (IO) (-1 * 1MO LIBOR + 600) (a)	5.848%	02/16/41	3,002,398	640,640
GNMA, Series 2011-145, Class QI (IO)	5.000%	11/16/41	289,384	43,771
GNMA, Series 2013-113, Class QS (IO) (-1 * 1MO LIBOR + 620) (a)	6.044%	02/20/42	843,335	153,796
GNMA, Series 2014-141, Class IE (IO)	4.000%	08/20/43	349,839	14,172
GNMA, Series 2017-004, Class WI (IO)	4.000%	02/20/44	2,198,949	194,259
GNMA, Series 2016-32, Class MS (IO) (-1 * 1MO LIBOR + 605) (a)	5.617%	03/20/46	2,800,030	517,445
GNMA, Series 2019-98, Class BI (IO)	3.000%	06/20/49	847,484	289,669

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 60.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO Derivatives - 5.0% (Continued)
GNMA, Series 2012-H02, Class AI (IO) (a)	1.909%	01/20/62	$187,906	$8,127
GNMA, Series 2013-H13, Class T1 (IO) (a)	0.473%	05/20/63	2,167,355	33,974
GNMA, Series 2016-H20, Class GI (IO) (a)	0.401%	08/20/66	2,069,990	21,347
GNMA, Series 2017-H11, Class PI (IO) (a)	3.950%	04/20/67	161,736	2,775
GNMA, Series 2017-H22, Class ID (IO) (a)	3.872%	11/20/67	66,361	3,504
GNMA, Series 2018-H08, Class NI (IO) (a)	0.836%	05/20/68	1,299,965	32,329
				11,685,779
Agency MBS Passthrough - 4.5%
FHLMC, Pool #FG G14973	4.000%	12/01/28	196,476	216,315
FHLMC, Pool #FG U59010	4.000%	11/01/34	272,751	293,493
FHLMC, Pool #G61909	4.500%	12/01/37	707,277	777,812
FHLMC, Pool #FG G06085	6.500%	09/01/38	79,648	91,087
FNMA, Pool #FN 252409	6.500%	03/01/29	109,222	122,705
FNMA, Pool #FN AL5850	3.500%	10/01/29	162,934	173,760
FNMA, Pool #FN AS7287	3.500%	06/01/31	750,750	828,099
FNMA, Pool #FN AL3200	3.500%	02/01/33	545,238	585,887
FNMA, Pool #FN AT7120	3.500%	06/01/33	653,634	702,538
FNMA, Pool #FN AL5166	3.000%	11/01/33	445,521	470,871
FNMA, Pool #FN AL6685	4.000%	01/01/35	275,102	296,052
FNMA, Pool #FN MA2198	3.500%	03/01/35	529,979	572,703
FNMA, Pool #FN BM1486	4.000%	03/01/35	1,668,977	1,822,165
FNMA, Pool #FN MA3050	4.500%	06/01/37	1,103,812	1,214,655
FNMA, Pool #FN AS4073	4.000%	12/01/44	258,675	285,911
FNMA, Pool #FN MA2778	3.500%	10/01/46	336,908	350,034
GNMA, Pool #MA5738M	4.000%	02/20/34	537,017	569,824
GNMA, Pool #GN 784279	5.500%	11/15/38	501,148	584,416
GNMA, Pool #711522X	4.500%	07/15/40	378,477	440,472
GNMA, Pool #GN 78541	4.500%	06/15/46	225,370	250,691
				10,649,490
ARM - 0.0% (d)
Structured Asset Securities Corp., Series 2003-37A, Class 2-A (a)	3.528%	12/25/33	11,489	11,082

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 60.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan - 6.4%
American Credit Acceptance Receivables Trust, Series 2017-1, Class E (c)	5.440%	03/13/24	$100,000	$101,193
American Credit Acceptance Receivables Trust, Series 2018-3, Class D (c)	4.140%	10/15/24	480,000	493,676
American Credit Acceptance Receivables Trust, Series 2020-2, Class C (c)	3.880%	04/13/26	300,000	315,873
American Credit Acceptance Receivables Trust, Series 2020-3, Class C (c)	1.850%	06/15/26	300,000	303,354
American Credit Acceptance Receivables Trust, Series 2020-3, Class D (c)	2.400%	06/15/26	300,000	304,171
Arivo Acceptance Auto Loan Receivables Trust, Series 2019-1, Class A (c)	2.990%	07/15/24	109,208	111,062
Bank of the West Auto Trust, Series 2017-1, Class B (c)	2.620%	11/15/23	100,000	102,201
Chesapeake FDG II LLC, Series 2018-3, Class A2 (1MO LIBOR + 48) (a)(c)	0.632%	01/15/31	233,887	231,442
CIG Auto Receivables Trust, Series 2020-1, Class D (c)	2.350%	01/12/26	300,000	299,810
CPS Auto Receivables Trust, Series 2020-B, Class C (c)	3.300%	04/15/26	400,000	414,834
CPS Auto Receivables Trust, Series 2020-C, Class D (c)	2.410%	11/16/26	400,000	401,464
CPS Auto Trust, Series 2017-D, Class C (c)	3.010%	10/17/22	40,991	41,162
CPS Auto Trust, Series 2017-D, Class D (c)	3.730%	09/15/23	260,000	264,693
CPS Auto Trust, Series 2019-C, Class C (c)	2.840%	06/16/25	250,000	254,745
Credit Acceptance Auto Trust, Series 2019-3, Class C (c)	3.060%	03/15/29	400,000	412,271
Drive Auto Receivables Trust, Series 2020-2, Class C	2.280%	08/17/26	400,000	411,276
Drive Auto Receivables Trust, Series 2020-1, Class D	2.700%	05/17/27	500,000	512,839
DT Auto Owner Trust, Series 2019-2, Class D (c)	3.480%	02/18/25	195,000	202,369
DT Auto Owner Trust, Series 2019-3, Class D (c)	2.960%	04/15/25	285,000	291,893
DT Auto Owner Trust, Series 2020-2, Class E (c)	4.730%	03/16/26	300,000	322,892
Exeter Automobile Receivables Trust, Series 2020-2, Class D (c)	4.730%	04/15/26	300,000	323,646
FHF Trust, Series 2020-1, Class A (c)	2.590%	12/15/23	267,018	268,145

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 60.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan - 6.4% (Continued)
Hertz Fleet Lease Funding LP, Series 2017-1, Class C (c)	3.140%	04/10/31	$700,000	$700,188
Hertz Fleet Lease Funding LP, Series 2017-1, Class E (c)	5.800%	04/10/31	1,000,000	1,003,037
Hertz Fleet Lease Funding LP, Series 2018-1, Class D (c)	4.170%	05/10/32	300,000	300,674
Hertz Fleet Lease Funding LP, Series 2018-1, Class E (c)	5.550%	05/10/32	600,000	602,281
Hertz Fleet Lease Funding LP, Series 2019-1, Class A1 (1M LIBOR + 47) (a)(c)	0.626%	01/10/33	332,045	332,806
Hertz Fleet Lease Funding LP, Series 2019-1, Class E (c)	4.620%	01/10/33	100,000	100,884
Navistar Financial Dealer Note Master Trust, Series 2019-1, Class D (1MO LIBOR + 145) (a)(c)	1.598%	05/28/24	285,000	283,420
NextGear Floorplan Master Owner Trust, Series 2018-1, Class A-1 (1MO LIBOR + 64) (a)(c)	0.792%	02/15/23	150,000	150,070
NextGear Floorplan Master Owner Trust, Series 2019-2, Class A-1 (1MO LIBOR + 70) (a)(c)	0.852%	10/15/24	350,000	342,560
OneMain Direct Auto Receivables, Series 2018-1, Class B (c)	3.710%	04/14/25	300,000	307,182
OSCAR US Funding Trust, Series 2019-11, Class A-4 (c)	2.680%	09/10/26	145,000	151,704
Santander Consumer Auto Receivables, Series 2020-B, Class D (c)	2.140%	12/15/26	400,000	399,642
Santander Drive Auto Trust, Series 2019-3, Class D	2.680%	10/15/25	175,000	180,015
Skopos Auto Receivables Trust, Series 2019-1, Class A (c)	2.900%	12/15/22	137,345	138,269
Skopos Auto Receivables Trust, Series 2019-1, Class B (c)	3.430%	09/15/23	600,000	608,544
Tesla Auto Lease Trust, Series 2018-B, Class D (c)	5.290%	11/22/21	250,000	257,867
Tesla Auto Lease Trust, Series 2019-A, Class D (c)	3.370%	01/20/23	350,000	361,469
Tesla Auto Lease Trust, Series 2020-A, Class D (c)	2.330%	02/20/24	250,000	253,716
United Auto Credit Securitization Trust, Series 2020-1, Class D (c)	2.880%	02/10/25	300,000	305,211

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 60.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan - 6.4% (Continued)
Westlake Auto Receivables Trust, Series 2019-3, Class D (c)	2.720%	11/15/24	$523,000	$535,272
Westlake Auto Receivables Trust, Series 2019-2, Class D (c)	3.200%	11/15/24	375,000	386,624
Westlake Auto Receivables Trust, Series 2020-1, Class C (c)	2.520%	04/15/25	300,000	308,139
Westlake Auto Receivables Trust, Series 2020-2, Class C (c)	2.010%	07/15/25	275,000	278,946
Westlake Auto Receivables Trust, Series 2020-2, Class D (c)	2.760%	01/15/26	280,000	287,234
				14,960,765
Conduit - 0.0% (d)
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class D (a)(c)	5.850%	02/15/44	100,000	99,180

CRE/CLO - 2.8%
A10 Securitization, Series 2020-C, Class B (c)(e)	2.617%	08/15/40	300,000	299,749
A10 Securitization, Series 2020-C, Class D (c)(e)	4.129%	08/15/40	250,000	249,734
A10 Securitization, Series 2020-C, Class E (c)(e)	5.465%	08/15/40	250,000	249,701
A10 Securitization, Series 2020-C, Class A (c)(e)	2.021%	09/15/50	300,000	300,009
Bancorp Commercial Mortgage Trust (The), Series 2017-CRE2, Class C (1MO LIBOR + 235) (a)(c)	2.512%	08/15/32	250,000	240,624
Bancorp Commercial Mortgage Trust (The), Series 2018-CR3, Class D (1MO LIBOR + 270) (a)(c)	2.862%	03/16/35	324,000	309,622
Bancorp Commercial Mortgage Trust (The), Series 2019-CRE6, Class A (1MO LIBOR + 105) (a)(c)	1.202%	09/17/36	475,759	469,520
BXMT Ltd, Series 2020-FL2, Class C (1MO LIBOR + 165) (a)(c)	1.812%	02/18/38	225,000	218,812
BXMT Ltd., Series 2017-FL1, Class B (1MO LIBOR + 150) (a)(c)	1.662%	06/15/35	275,000	273,625
BXMT Ltd., Series 2020-FL2, Class A (1MO LIBOR + 90) (a)(c)	1.062%	02/16/37	425,000	417,297
BXMT Ltd., Series 2020-FL2, Class D (1MO LIBOR + 195) (a)(c)	2.112%	02/16/37	625,000	597,656
Exantas Capital Corp., Series 2020-RS09, Class D (1MO LIBOR + 550) (a)(c)(e)	5.675%	04/17/37	375,000	376,672
KKR Real Estate Finance Trust, Inc., Series 2018-FL1, Class A (1MO LIBOR + 110) (a)(c)	1.262%	06/15/36	500,000	496,250
MF1, Series 2020-FL3, Class B (1MO LIBOR + 375) (a)(c)	3.912%	07/15/35	300,000	303,375
Multi Family Housing Mortgage Loan, Series 2019-FL2, Class A (1MO LIBOR + 113) (a)(c)	1.305%	11/27/34	300,000	294,938
Multi Family Housing Mortgage Loan, Series 2019-FL2, Class C (1MO LIBOR + 200) (a)(c)	2.175%	12/25/34	300,000	285,750
ReadyCap Commercial Mortgage Trust, Series 2020-FL4, Class A (1MO LIBOR + 215) (a)(c)	2.298%	02/25/35	400,000	400,000
ReadyCap Commercial Mortgage Trust, Series 2018-FL2, Class D (1MO LIBOR + 270) (a)(c)(e)	2.848%	06/25/35	50,000	47,220
TPG Real Estate Finance, Series 2019-FL3, Class A (1MO LIBOR + 115) (a)(c)	1.312%	10/15/34	400,000	393,000
VMC Finance LLC, Series 2018-FL2, Class A (1MO LIBOR + 92) (a)(c)	1.082%	10/15/35	244,440	239,762
				6,463,316

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 60.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Credit Cards - 0.7%
Continental Credit Card LLC, Series 2017-1, Class B (c)	6.410%	01/15/25	$260,777	$262,848
Continental Credit Card LLC, Series 2019-1, Class A (c)	3.830%	08/15/26	600,000	608,816
Continental Credit Card LLC, Series 2019-1, Class B (c)	4.950%	08/15/26	300,000	304,737
Fortiva Retail Credit Master Note, Series 2018-1, Class A (c)	5.540%	11/15/23	150,000	150,453
Genesis Private Label Amortization Trust, Series 2020-1, Class C (c)	4.190%	07/20/30	100,000	100,511
Genesis Sales Finance Master Trust, Series 2019-A, Class A (c)	4.680%	08/20/23	100,000	100,520
				1,527,885
Equipment - 1.0%
Business Jet Securities LLC, Series 2018-1, Class A (a)(c)	4.335%	02/15/33	170,337	170,638
Business Jet Securities LLC, Series 2018-1, Class B (a)(c)	6.048%	02/15/33	121,163	122,677
Business Jet Securities LLC, Series 2018-2, Class A (c)	4.447%	06/15/33	345,946	345,883
Business Jet Securities LLC, Series 2018-2, Class B (c)	5.437%	06/15/33	359,154	361,167
Business Jet Securities LLC, Series 2019-1, Class B (c)	5.193%	07/15/34	566,508	566,906
CLI Funding V LLC, Series 2014-2, Class ABS NT (c)	3.380%	10/18/29	124,141	124,154
CLU Funding VI LLC, Series 2019-1, Class A (c)	3.710%	05/18/44	97,169	98,908
Global SC Finance II SRL, Series 2013-1, Class A (c)	2.980%	04/17/28	129,167	129,586
Octane Receivables Trust, Series 2019-1, Class A (c)	3.160%	09/20/23	113,145	112,880
Octane Receivables Trust, Series 2020-1, Class A (c)	1.710%	02/20/25	375,000	375,015
				2,407,814

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 60.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
HECM - 0.3%
Cascade Funding Mortgage Trust, Series 2018-RM1, Class A1 (c)	4.580%	06/25/48	$82,261	$82,537
Finance of America HECM, Series 2020-HB2, Class A (c)	1.710%	07/25/30	332,109	332,562
RMF Buyout Issuance Trust, Series 2020-2, Class M2 (c)	3.091%	06/25/30	250,000	250,709
				665,808
Hospitality - 1.8%
BHMS Mortgage Trust, Series 2018-ATLS, Class A (1MO LIBOR + 125) (a)(c)	1.402%	07/16/35	280,000	268,494
BX Trust, Series 2018-GW, Class E (1MO LIBOR + 197) (a)(c)	2.123%	05/15/37	150,000	136,837
BX Trust, Series 2019-OC11, Class B (c)	3.605%	12/09/41	300,000	310,858
BX Trust, Series 2019-OC11, Class D (a)(c)	4.075%	12/09/41	225,000	218,169
BX Trust, Series 2019-OC11, Class A (c)	3.202%	12/11/41	577,000	610,370
Champlain Housing Mortgage Trust, Series 2017-COSMO, Class B (1M LIBOR + 140) (a)(c)	1.552%	11/17/36	100,000	96,488
Cosmopolitan Hotel Trust, Series 2017-COSMO, Class D (1MO LIBOR + 225) (a)(c)	2.412%	11/15/36	100,000	94,983
Cosmopolitan Hotel Trust, Series 2017-COSMO, Class A (1MO LIBOR + 93) (a)(c)	1.092%	11/17/36	700,000	676,292
Goldman Sachs Mortgage Securities Corp. Trust, Series 2018-HULA, Class A (1MO LIBOR + 92) (a)(c)	1.072%	07/16/35	778,781	740,210
Goldman Sachs Mortgage Securities Corp. Trust, Series 2018-HULA, Class B (1MO LIBOR + 125) (a)(c)	1.402%	07/16/35	632,760	591,809
Hawaii Hotel Trust, Series 2019-MAUI, Class B (1MO LIBOR + 145) (a)(c)	1.612%	05/17/38	156,000	145,052
Motel 6 Trust, Series 2017-MTL6, Class D (1MO LIBOR +215) (a)(c)	2.312%	08/15/34	353,077	342,889
				4,232,451

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 60.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Industrial - 1.0%
BX Commercial Mortgage Trust, Series 2018-IND, Class A (1MO LIBOR + 75) (a)(c)	0.902%	11/15/35	$631,114	$631,114
BX Commercial Mortgage Trust, Series 2019-XL, Class A (1MO LIBOR + 92) (a)(c)	1.072%	10/15/36	545,846	545,682
BX Commercial Mortgage Trust, Series 2019-XL, Class B (1MO LIBOR + 108) (a)(c)	1.232%	10/15/36	650,269	649,046
BX Commercial Mortgage Trust, Series 2020-BXLP, Class B (1MO LIBOR + 100) (a)(c)	1.152%	12/15/36	226,792	225,939
BX Commercial Mortgage Trust, Series 2020-BXLP, Class C (1MO LIBOR + 112) (a)(c)	1.272%	12/15/36	179,835	178,717
BX Commercial Mortgage Trust, Series 2020-BXLP, Class E (1MO LIBOR + 160) (a)(c)	1.752%	12/15/36	211,806	209,151
				2,439,649
Laboratory - 0.7%
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class A (1MO LIBOR + 107) (a)(c)	1.222%	12/15/37	350,000	350,326
CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class B (1MO LIBOR + 97) (a)(c)	1.122%	07/15/32	411,095	410,338
DBGS Mortgage Trust, Series 2018-BIOD, Class B (1MO LIBOR + 89) (a)(c)	1.040%	05/15/35	496,554	490,322
KNDL Mortgage Trust, Series 2019-KNSQ, Class D (1MO LIBOR + 135) (a)(c)	1.512%	05/15/36	425,000	423,169
				1,674,155
Manufactured Housing - 0.1%
Cascade Funding Mortgage Trust, Series 2019-MH1, Class M (c)	5.985%	11/25/44	100,000	100,908

Mixed-Use - 0.1%
20 Times Square Trust, Series 2018-20TS, Class B (a)(c)	3.203%	05/17/35	300,000	297,560

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 60.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Multifamily - 0.5%
FREMG Mortgage Trust, Series 2018-KF50, Class B (1MO LIBOR + 190) (a)(c)	2.055%	07/25/28	$363,788	$345,774
Multi Family Connecticut Avenue, Series 2019-01, Class M-7 (1MO LIBOR + 170) (a)(c)	1.848%	10/15/49	614,364	586,785
Multi Family Connecticut Avenue, Series 2020-01, Class M-7 (1MO LIBOR + 195) (a)(c)	2.098%	03/25/50	349,047	338,182
				1,270,741
Non-Performing Loan - 0.2%
Volt LXXX LLC, Series 2019-NP6, Class A-1A (a)(c)	3.228%	10/25/49	412,330	412,508

Non-QM - 0.0% (d)
Arroyo Mortgage Trust, Series 2018-1, Class A1 (c)	3.763%	04/25/48	77,462	78,989

Residential Transition Loan - 0.1%
Antler Mortgage Trust, Series 2019-RTL1, Class A1 (c)	4.458%	06/27/22	189,916	189,769
LHFC Depositor LLC, Series 2019-RLT1, Class A2 (c)	4.948%	10/25/23	100,000	98,998
				288,767
Retail - 0.2%
BX Trust, Series 2018-EXCL, Class A (1MO LIBOR + 1088) (a)(c)	1.250%	09/15/37	90,739	82,611
Citigroup Commercial Mortgage, Series 2017-MDRB, Class D (1MO LIBOR + 325) (a)(c)	3.402%	07/15/30	150,000	140,312
Credit Suisse First Boston, Series 2018-SITE, Class A (c)	4.284%	04/17/36	127,000	125,014
Credit Suisse First Boston, Series 2018-SITE, Class C (a)(c)	4.941%	04/17/36	100,000	91,072
Credit Suisse First Boston, Series 2018-SITE, Class D (a)(c)	4.941%	04/17/36	135,000	110,264
				549,273

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 60.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Single Family Rental - 2.5%
American Homes 4 Rent, Series 2014-SFR2, Class E (c)	6.231%	10/17/36	$300,000	$338,219
American Homes 4 Rent, Series 2014-SFR2, Class D (c)	3.678%	12/17/36	335,897	362,151
American Homes 4 Rent, Series 2014-SFR3, Class E (c)	6.418%	12/18/36	300,000	338,037
American Homes 4 Rent, Series 2015-SFR1, Class A (c)	3.467%	04/17/52	116,234	124,124
B2R Mortgage Trust, Series 2015-2, Class A (c)	3.336%	11/15/48	4,176	4,174
Colony American Finance Ltd., Series 2016-2, Class B (c)	3.141%	11/15/48	150,000	150,789
Colony American Finance Ltd., Series 2020-1, Class A2 (c)	2.296%	03/15/50	250,000	258,061
Colony American Finance Ltd., Series 2020-1, Class A1 (c)	1.832%	03/17/50	247,379	250,083
Home Partners of America Trust, Series 2019-1, Class B (c)	3.157%	09/17/27	573,952	589,998
Home Partners of America Trust, Series 2019-2, Class B (c)	2.922%	10/19/39	638,796	669,098
Invitation Homes Trust, Series 2017-SFR2, Class A (1MO LIBOR + 85) (a)(c)	1.012%	12/17/36	496,647	495,181
Invitation Homes Trust, Series 2018-SFR1, Class B (1MO LIBOR + 95) (a)(c)	1.112%	03/17/37	750,000	742,773
Invitation Homes Trust, Series 2018-SFR1, Class E (1MO LIBOR + 200) (a)(c)	2.162%	03/17/37	249,966	250,239
Invitation Homes Trust, Series 2018-SFR2, Class E (1MO LIBOR + 200) (a)(c)	2.162%	06/17/37	190,000	190,208
Invitation Homes Trust, Series 2018-SFR3, Class A (1MO LIBOR + 100) (a)(c)	1.162%	07/17/37	1,080,914	1,081,085
				5,844,220

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 60.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Small Business - 1.0%
Credibly Asset Securitization LLC, Series 2018-1, Class A (c)	4.800%	11/15/23	$500,000	$496,042
Kabbage Funding LLC, Series 2019-1, Class A (c)	3.825%	03/15/24	8,724	8,649
Kabbage Funding LLC, Series 2019-1, Class C (c)	4.611%	03/15/24	250,000	236,284
Newtek Small Business Loan Trust, Series 2018-1, Class B (1MO LIBOR + 300) (a)(c)	3.175%	02/25/44	211,274	192,020
Newtek Small Business Loan Trust, Series 2019-01, Class B (1MO LIBOR + 250) (a)(c)	2.675%	12/25/44	353,068	324,609
Ondeck Asset Securitization Trust, Series 2018-1, Class C (c)	4.520%	04/18/22	250,000	242,786
SFS Asset Securitization LLC, Series 2019-1, Class A (c)	4.238%	06/10/25	350,000	348,745
SFS Asset Securitization LLC, Series 2019-1, Class B (c)	5.023%	06/10/25	150,000	143,133
Small Business Lending Trust, Series 2019-A, Class A (c)	2.850%	07/15/26	157,697	155,143
Small Business Lending Trust, Series 2020-A, Class B (c)	3.200%	12/15/26	225,000	211,129
				2,358,540

Student Loan - 2.0%
College Ave Student Loans, Series 2018-A, Class B (a)(c)	4.750%	12/26/47	140,000	147,755
College Ave Student Loans, Series 2018-A, Class C (a)(c)	5.500%	12/26/47	100,000	104,997
College Ave Student Loans, Series 2019-A, Class A1 (1MO LIBOR + 140) (a)(c)	1.548%	12/28/48	167,368	165,429
College Ave Student Loans, Series 2019-A, Class C (c)	4.460%	12/28/48	250,000	259,106
Earnest Student Loan Program LLC, Series 2016-C, Class A-2 (c)	2.680%	07/25/35	237,163	238,752
Earnest Student Loan Program LLC, Series 2017-A, Class B (c)	3.590%	01/25/41	70,221	71,243
Laurel Road Prime Student Loan, Series 2018-B, Class A2 (c)	3.540%	05/26/43	89,949	92,597
Laurel Road Prime Student Loan, Series 2019-A, Class A2FX (c)	2.730%	10/25/48	261,412	267,305
SMB Private Education Loan Trust, Series 2018-C, Class B (c)	4.000%	11/17/42	200,000	202,870
Social Professional Loan Program, Series 2015-B, Class A-2 (c)	2.510%	09/27/32	42,567	42,695
Social Professional Loan Program, Series 2016-C, Class A-2B (a)(c)	2.360%	12/27/32	90,039	91,205
Social Professional Loan Program, Series 2015-D, Class B (a)(c)	3.590%	10/26/37	108,687	110,187
Social Professional Loan Program, Series 2017-B, Class CFX (c)	4.440%	05/25/40	150,000	157,373
Social Professional Loan Program, Series 2017-E, Class A-2B (a)(c)	2.720%	11/26/40	199,306	202,596
Social Professional Loan Program, Series 2017-E, Class C (c)	4.160%	11/26/40	700,000	734,741
Social Professional Loan Program, Series 2016-E, Class C (c)	4.430%	10/25/41	200,000	209,123
Social Professional Loan Program, Series 2018-A, Class A-1 (1MO LIBOR + 35) (a)(c)	0.525%	02/25/42	80,315	79,601
Social Professional Loan Program, Series 2020-A, Class BFX (c)	3.120%	05/15/46	425,000	442,164
Social Professional Loan Program, Series 2018-D, Class BFX (c)	4.140%	02/25/48	200,000	213,877
Social Professional Loan Program, Series 2019-C, Class BFX (c)	3.050%	11/16/48	730,000	759,620
				4,593,236

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 60.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer - 4.0%
Avant Loans Funding Trust, Series 2019-A, Class A (c)	3.480%	07/15/22	$32,935	$32,971
Avant Loans Funding Trust, Series 2020-REV1, Class A (c)	2.170%	05/15/29	200,000	199,366
Freedom Financial, Series 2018-1, Class B (c)	4.560%	07/18/24	350,000	350,924
Freedom Financial, Series 2018-2, Class A (c)	3.990%	10/20/25	26,988	27,018
Freedom Financial, Series 2019-1, Class A (c)	3.420%	06/18/26	58,901	58,934
Freedom Financial, Series 2019-1, Class B (c)	3.870%	06/18/26	200,000	200,271
Freedom Financial, Series 2020-FP1, Class A (c)	2.520%	03/18/27	139,079	139,133
Freedom Financial, Series 2020-FP1, Class B (c)	3.060%	03/18/27	225,000	225,062
Freedom Financial, Series 2020-2CP, Class A (c)	4.520%	06/18/27	430,163	435,402
Freedom Financial, Series 2020-3FP, Class A (c)	2.400%	09/20/27	192,703	193,011
Freedom Financial, Series 2020-3FP, Class B (c)	4.180%	09/20/27	250,000	252,319
LendingPoint Asset Securitization Trust, Series 2019-1, Class A (c)	3.154%	08/15/25	62,002	62,042
LendingPoint Asset Securitization Trust, Series 2019-1, Class B (c)	3.613%	08/15/25	444,000	444,694
LendingPoint Asset Securitization Trust, Series 2020-1, Class B (c)	3.107%	02/10/26	350,000	350,028
LL ABS Trust, Series 2020-1, Class A (c)	2.330%	07/15/22	325,000	325,625
LL ABS Trust, Series 2020-1, Class B (c)	3.790%	03/15/23	250,000	251,815
LL ABS Trust, Series 2019-1, Class B (c)	3.520%	03/15/27	150,000	148,730
Mariner Financial Issuance Trust, Series 2018-A, Class A (c)	4.200%	11/20/30	505,000	507,497
Marlette Funding Trust, Series 2019-4, Class B (c)	2.950%	12/17/29	125,000	125,843
OneMain Financial Issuance Trust, Series 2020-2, Class A (c)	1.750%	09/14/35	550,000	554,010
Oportun Funding VII LLC, Series 2018-C, Class A (c)	4.100%	10/08/24	300,000	305,249
Oportun Funding VIII LLC, Series 2018-A, Class B (c)	4.450%	03/08/24	650,000	651,876
Oportun Funding XII LLC, Series 2018-D, Class B (c)	4.830%	12/09/24	100,000	101,150
Oportun Funding XIII LLC, Series 2019-13, Class B (c)	3.870%	08/08/25	500,000	502,981
Prosper Marketplace Issuance Trust, Series 2019-3, Class B (c)	3.590%	07/15/25	150,000	150,997

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Securitized - 60.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer - 4.0% (Continued)
Prosper Marketplace Issuance Trust, Series 2019-4, Class B (c)	3.200%	02/17/26	$200,000	$200,824
Regional Management Issuance Trust, Series 2019-1, Class C (c)	4.110%	11/15/28	200,000	196,538
Regional Management Issuance Trust, Series 2020-1, Class A (c)	2.500%	10/15/30	250,000	249,987
Upgrade Master Pass-Thru Trust, Series 2019-ST1, Class A (c)	4.000%	07/15/25	80,210	80,410
Upgrade Master Pass-Thru Trust, Series 2019-ST3, Class A (c)	3.750%	11/15/25	119,597	120,178
Upgrade Receivables Trust, Series 2019-1, Class B (c)	4.090%	03/15/25	181,627	182,070
Upstart Pass-Through Trust, Series 2020-ST1, Class A (c)	3.750%	02/20/28	220,662	220,103
Upstart Pass-Through Trust, Series 2020-ST2, Class A (c)	3.500%	03/20/28	333,256	329,593
Upstart Pass-Through Trust, Series 2020-ST3, Class A (c)	3.350%	04/20/28	172,138	173,962
Upstart Securitization Trust, Series 2019-1, Class B (c)	4.190%	04/20/26	51,897	52,050
Upstart Securitization Trust, Series 2019-2, Class A (c)	2.897%	09/20/29	127,752	128,801
Upstart Securitization Trust, Series 2019-2, Class B (c)	3.734%	09/20/29	700,000	697,384
Upstart Securitization Trust, Series 2019-3, Class B (c)	3.829%	01/21/30	200,000	202,923
				9,431,771

Total Securitized (Cost $137,383,045)				$142,372,622

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Treasury - 17.2%	Coupon	Maturity	Shares / Par Value	Fair Value
U.S. Treasury Notes	0.125%	04/15/21	$216,358	$217,288
U.S. Treasury Notes (b)	2.000%	11/30/22	1,500,000	1,560,234
U.S. Treasury Bonds (b)	1.500%	03/31/23	1,225,000	1,266,200
U.S. Treasury Notes (b)	1.625%	04/30/23	100,000	103,801
U.S. Treasury Notes	2.500%	05/15/24	750,000	812,373
U.S. Treasury Notes (b)	2.250%	11/15/24	250,000	270,703
U.S. Treasury STRIPS	0.000%	02/15/25	300,000	295,592
U.S. Treasury Notes (b)	2.000%	08/15/25	1,000,000	1,083,398
U.S. Treasury Notes (b)	2.250%	11/15/25	2,000,000	2,198,047
U.S. Treasury Notes (b)	1.625%	02/15/26	3,000,000	3,208,125
U.S. Treasury Notes	0.625%	03/31/27	1,000,000	1,012,656
U.S. Treasury STRIPS	0.000%	05/15/28	1,000,000	951,811
U.S. Treasury Notes	2.875%	08/15/28	2,000,000	2,360,703
U.S. Treasury Notes	0.625%	08/15/30	1,000,000	994,219
U.S. Treasury STRIPS	0.000%	11/15/31	500,000	449,601
U.S. Treasury STRIPS	0.000%	02/15/33	800,000	704,998
U.S. Treasury STRIPS	0.000%	08/15/34	750,000	642,565
U.S. Treasury STRIPS (b)	0.000%	05/15/35	1,000,000	845,604
U.S. Treasury STRIPS	0.000%	02/15/37	1,725,000	1,410,054
U.S. Treasury Notes	4.750%	02/15/37	150,000	236,350
U.S. Treasury Bonds	3.500%	02/15/39	235,000	329,881
U.S. Treasury Bonds	4.250%	05/15/39	500,000	767,109
U.S. Treasury Bonds	3.875%	08/15/40	550,000	814,064
U.S. Treasury Notes	4.250%	11/15/40	1,050,000	1,630,084
U.S. Treasury Bonds	4.750%	02/15/41	700,000	1,154,590
U.S. Treasury STRIPS	0.000%	08/15/41	500,000	372,128
U.S. Treasury Bonds	2.750%	11/15/42	600,000	768,258
U.S. Treasury Bonds	3.750%	11/15/43	1,500,000	2,228,203
U.S. Treasury Bonds	2.250%	08/15/46	1,780,000	2,101,999
U.S. Treasury Bonds	3.000%	02/15/48	1,975,000	2,683,917
U.S. Treasury Bonds (b)	2.375%	11/15/49	1,750,000	2,136,572
U.S. Treasury Bonds (b)	2.000%	02/15/50	2,350,000	2,658,070
U.S. Treasury Bonds (b)	1.250%	05/15/50	2,300,000	2,179,609
Total Treasury (Cost $37,184,253)				$40,448,806

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

Registered Investment Companies - 10.9%	Shares	Fair Value
State Street Institutional Liquid Reserves Fund, Premier Class, 0.11% (f)	12,516,263	$12,518,767
State Street Navigator Securities Lending Portfolio I, 0.08% (f)(g)	13,221,498	13,221,498
Total Registered Investment Companies (Cost $25,737,457)		$25,740,265

Total Investment Securities - 106.0% (Cost $238,863,511)		$249,500,401

Liabilities in Excess of Other Assets - (6.0)%		(14,019,101)

Net Assets - 100.0%		$235,481,300

(a)	Variable rate security. The rate shown is the effective interest rate as of September 30, 2020. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and may be based on index changes, prerepayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2020 was $18,491,493.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of September 30, 2020 was $68,962,078, representing 29.3% of net assets.
(d)	Percentage rounds to less than 0.1%.
(e)	Illiquid security as determined under procedures approved by the Board of Trustees. The total fair value of these securities as of September 30, 2020 was $1,523,085, representing 0.6% of net assets.
(f)	The rate shown is the 7-day effective yield as of September 30, 2020.
(g)	This security was purchased with cash collateral held from securities on loan.

AG -	Aktiengesellschaft
BV -	Besloten Vennootschap
IO -	Interest Only
LIBOR -	London Interbank Offered Rate
NV -	Naamloze Vennootschap
NA -	National Association
plc -	Public Limited Company
PO -	Principal Only
SA -	Societe Anonyme
SOFR -	Secured Overnight Financing Rate
UA -	Uitgesloten Aansprakelijkheid

See accompanying notes to Schedules of Investments.

Diamond Hill Corporate Credit Fund

Schedule of Investments

September 30, 2020 (Unaudited)

Collateralized Debt Obligations - 0.1%	Coupon	Maturity	Shares / Par Value	Fair Value
Alesco Preferred Funding Ltd., Class PNNE *		03/23/35	$336,608	$157,117
Alesco Preferred Funding Ltd. VI, Class PNN *		03/23/35	621,631	304,386
Fort Sheridan ABS CDO Ltd., Series 05-1A, Class PPN2 *		11/05/41	611,948	366,312
Taberna Preferred Funding Ltd., Class PPN2 *		07/05/35	1,175,564	574,906
Total Collateralized Debt Obligations (Cost $2,531,300)				$1,402,721

Corporate Bonds - 95.5%	Coupon	Maturity	Shares / Par Value	Fair Value
Automotive - 3.6%
Ford Motor Co.	8.500%	04/21/23	4,584,000	4,996,560
Ford Motor Co.	9.000%	04/22/25	1,000,000	1,146,510
Ford Motor Credit Co. LLC	3.200%	01/15/21	11,593,000	11,568,509
Ford Motor Credit Co. LLC	3.336%	03/18/21	4,282,000	4,284,355
Ford Motor Credit Co. LLC	3.350%	11/01/22	7,253,000	7,144,205
Ford Motor Credit Co. LLC	4.271%	01/09/27	11,411,000	11,195,332
General Motors Co., Inc.	6.250%	10/02/43	2,683,000	3,174,057
Tesla, Inc. (a)	5.300%	08/15/25	6,219,000	6,436,665
Winnebago Industries, Inc. (a)	6.250%	07/15/28	5,835,000	6,141,338
				56,087,531
Banking - 6.0%
Bankunited, Inc.	5.125%	06/11/30	24,360,000	26,769,216
Cadence Bancorp (3MO LIBOR + 303) (b)	4.750%	06/30/29	7,750,000	6,789,661
First Tennessee Bank	5.750%	05/01/30	22,125,000	24,979,457
Popular, Inc. (c)	6.125%	09/14/23	19,295,000	20,356,225
Synovus Financial Corp. (3MO LIBOR + 418.20) (b)	5.750%	12/15/25	5,000,000	4,988,250
Western Alliance Bancorp	5.250%	06/01/30	10,135,000	10,519,287
				94,402,096

Diamond Hill Corporate Credit Fund

Schedule of Investments (Continued)

Corporate Bonds - 95.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Basic Industry - 5.4%
Ashland Global Holdings, Inc. (c)	6.875%	05/15/43	$11,970,000	$15,321,600
Century Communities, Inc.	5.875%	07/15/25	2,056,000	2,137,212
GCP Applied Technologies, Inc. (a)	5.500%	04/15/26	8,199,000	8,362,980
Mueller Industries, Inc. (c)	6.000%	03/01/27	20,445,000	20,445,000
Schweitzer-Mauduit International, Inc. (a)	6.875%	10/01/26	15,431,000	16,279,705
W.R. Grace & Co. (a)	4.875%	06/15/27	8,676,000	8,959,705
WESCO Distribution, Inc. (a)	7.125%	06/15/25	12,627,000	13,754,591
				85,260,793
Capital Goods - 2.0%
Boeing Co. (The)	3.600%	05/01/34	3,010,000	2,895,214
Hillenbrand, Inc. (c)	4.500%	09/15/26	1,321,000	1,433,285
Itron, Inc. (a)	5.000%	01/15/26	5,024,000	5,149,600
Spirit Aerosystems, Inc. (a)	5.500%	01/15/25	3,000,000	3,018,750
Spirit Aerosystems, Inc. (c)	3.850%	06/15/26	4,415,000	4,132,970
TransDigm, Inc.	6.500%	07/15/24	8,908,000	8,885,730
TransDigm, Inc. (a)	8.000%	12/15/25	1,000,000	1,087,500
TransDigm, Inc. (a)	6.250%	03/15/26	4,997,000	5,239,604
				31,842,653
Consumer Goods - 5.5%
BAT Capital Corp.	4.540%	08/15/47	2,892,000	3,090,775
Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc. (a)	8.500%	12/15/22	10,784,000	11,134,480
Hasbro, Inc.	6.350%	03/15/40	19,366,000	22,809,554
Hasbro, Inc.	5.100%	05/15/44	5,953,000	6,190,495
Pilgrim's Pride Corp. (a)	5.750%	03/15/25	17,167,000	17,488,881
Pilgrim's Pride Corp. (a)	5.875%	09/30/27	7,790,000	8,043,175
Post Holdings, Inc. (a)	5.000%	08/15/26	12,349,000	12,657,725
Post Holdings, Inc. (a)	4.625%	04/15/30	4,000,000	4,115,000
				85,530,085

Diamond Hill Corporate Credit Fund

Schedule of Investments (Continued)

Corporate Bonds - 95.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Energy - 9.9%
Apergy Corp.	6.375%	05/01/26	$30,413,000	$29,050,192
Energen Corp. (d)	7.125%	02/15/28	22,389,000	25,703,204
Floatel International Ltd. (d)	9.000%	04/11/24	6,400,000	480,000
Floatel International Ltd. (d)	12.750%	04/11/24	3,400,000	102,000
Floatel International Ltd. (d)	0.00%	04/11/60	216,750	216,750
Floatel International Ltd. (d)	0.00%	04/11/60	288,000	288,000
Leviathan Energy	5.750%	06/30/23	1,750,000	1,802,500
Leviathan Energy	6.125%	06/30/25	490,000	505,313
Leviathan Energy	6.500%	06/30/27	10,350,000	10,738,125
Magnolia Oil & Gas Corp. (a)	6.000%	08/01/26	26,554,000	26,022,920
New Fortress Energy, Inc. (a)	6.750%	09/15/25	8,729,000	9,126,170
Parsley Energy LLC (a)	5.375%	01/15/25	4,162,000	4,151,595
Rattler Midstream LP (a)	5.625%	07/15/25	7,154,000	7,207,655
Viper Energy Partners LP (a)	5.375%	11/01/27	2,419,000	2,382,715
Welltec A/S (a)	9.500%	12/01/22	29,633,000	26,077,040
WPX Energy, Inc.	5.250%	09/15/24	10,530,000	11,003,850
				154,858,029
Financial Services - 9.1%
Aircastle Ltd.	4.250%	06/15/26	7,033,000	6,503,157
Alliance Data Systems Corp. (a)	4.750%	12/15/24	30,872,000	28,936,325
Credit Acceptance Corp. (a)(c)	5.125%	12/31/24	21,496,000	21,346,172
Credit Acceptance Corp. (c)	6.625%	03/15/26	12,979,000	13,400,818
FirstCash, Inc. (a)	4.625%	09/01/28	8,000,000	8,180,000
FS KKR Capital Corp.	4.125%	02/01/25	14,460,000	14,366,650
FS KKR Capital Corp. II (a)	4.250%	02/14/25	12,480,000	11,780,910
Nationstar Mortgage LLC (a)	6.000%	01/15/27	2,500,000	2,548,400
Nationstar Mortgage LLC (a)	5.500%	08/15/28	9,578,000	9,566,028
PennyMac Financial Services, Inc. (a)	5.375%	10/15/25	8,600,000	8,707,500
Quicken Loans LLC (a)	5.750%	05/01/25	2,313,000	2,381,234
Quicken Loans LLC (a)	5.250%	01/15/28	2,566,000	2,703,692
Quicken Loans LLC (a)	3.625%	03/01/29	2,180,000	2,160,925
Wand Merger Corp. (a)	9.125%	07/15/26	10,013,000	10,738,942
				143,320,753

Diamond Hill Corporate Credit Fund

Schedule of Investments (Continued)

Corporate Bonds - 95.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Health Care - 6.1%
Davita, Inc. (a)	4.625%	06/01/30	$14,613,000	$14,998,783
Davita, Inc. (a)	3.750%	02/15/31	3,800,000	3,661,490
Emergent Biosolutions, Inc. (a)	3.875%	08/15/28	12,510,000	12,559,164
Jaguar Holdings Co. (a)	5.000%	06/15/28	2,000,000	2,087,500
Molina Healthcare, Inc. (a)	4.875%	06/15/25	14,333,000	14,619,660
Par Pharmaceutical, Inc. (a)	7.500%	04/01/27	1,612,000	1,688,860
Teva Pharmaceuticals Finance Netherlands III BV	3.150%	10/01/26	2,725,000	2,404,813
Teva Pharmaceuticals Financial Co. BV	2.200%	07/21/21	15,623,000	15,490,205
Teva Pharmaceuticals Financial Co. BV	2.950%	12/18/22	12,751,000	12,395,630
Teva Pharmaceuticals Financial Co. BV	2.800%	07/21/23	17,091,000	16,343,268
				96,249,373
Insurance - 4.8%
Amwins Group, Inc. (a)	7.750%	07/01/26	2,970,000	3,177,900
AssuredPartners, Inc. (a)	7.000%	08/15/25	12,683,000	12,918,270
Hub International Ltd. (a)	7.000%	05/01/26	6,996,000	7,249,605
MGIC Investment Corp.	5.750%	08/15/23	9,595,000	10,182,694
MGIC Investment Corp.	5.250%	08/15/28	6,500,000	6,725,550
Radian Group, Inc.	4.500%	10/01/24	7,063,000	7,011,440
Radian Group, Inc.	6.625%	03/15/25	1,054,000	1,111,970
Radian Group, Inc.	4.875%	03/15/27	27,520,000	27,382,400
				75,759,829
Leisure - 8.3%
Golden Nugget, Inc. (a)	6.750%	10/15/24	14,719,000	12,290,365
Live Nation Entertainment, Inc. (a)	4.875%	11/01/24	8,731,000	8,447,243
Live Nation Entertainment, Inc. (a)(c)	5.625%	03/15/26	10,888,000	10,506,920
Speedway Motorsports LLC (a)	4.875%	11/01/27	13,810,000	13,253,457
Station Casinos LLC (a)(c)	5.000%	10/01/25	14,712,000	14,469,987
Station Casinos LLC (a)	4.500%	02/15/28	8,035,000	7,432,375
Viking Cruises Ltd. (a)	6.250%	05/15/25	15,259,000	11,978,315
VOC Escrow Ltd. (a)	5.000%	02/15/28	2,884,000	2,553,407
Wyndham Destinations, Inc. (a)	6.625%	07/31/26	9,294,000	9,736,487
Wyndham Destinations, Inc. (a)	4.625%	03/01/30	6,280,000	6,060,200
Wynn Las Vegas LLC (a)	4.250%	05/30/23	14,938,000	14,153,756
Wynn Las Vegas LLC (a)	5.500%	03/01/25	7,721,000	7,412,160
XHR LP (a)	6.375%	08/15/25	11,705,000	11,705,000
				129,999,672

Diamond Hill Corporate Credit Fund

Schedule of Investments (Continued)

Corporate Bonds - 95.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Media - 4.0%
Cimpress plc (a)	7.000%	06/15/26	$34,627,000	$32,809,083
Twitter, Inc. (a)	3.875%	12/15/27	28,986,000	30,261,384
				63,070,467
Real Estate - 4.4%
Forestar Group, Inc. (a)	8.000%	04/15/24	9,743,000	10,254,508
Forestar Group, Inc. (a)(c)	5.000%	03/01/28	12,645,000	12,771,450
Host Hotels & Resorts, Inc.	3.375%	12/15/29	6,743,000	6,301,334
Kennedy Wilson, Inc.	5.875%	04/01/24	13,160,000	13,094,199
New Residential Investment Corp. (a)	6.250%	10/15/25	18,650,000	18,379,202
RHP Hotel Properties LP (c)	5.000%	04/15/23	7,432,000	7,277,935
				68,078,628
Retail - 11.9%
Abercrombie & Fitch Management Co. (a)	8.750%	07/15/25	3,845,000	4,046,863
ANGI Group LLC (a)	3.875%	08/15/28	20,320,000	20,116,800
Carvana Co. (a)	8.875%	10/01/23	13,646,000	14,251,609
DriveTime Automotive Group, Inc. (a)(c)	8.000%	06/01/21	12,572,000	12,603,430
GrubHub Holdings, Inc. (a)	5.500%	07/01/27	24,511,000	25,445,482
Hanesbrands, Inc. (a)	4.625%	05/15/24	15,000,000	15,596,850
IRB Holding Corp. (a)	7.000%	06/15/25	12,160,000	12,965,600
IRB Holding Corp. (a)(c)	6.750%	02/15/26	6,441,000	6,441,000
Liberty Interactive LLC	8.500%	07/15/29	9,292,000	10,012,130
Liberty Interactive LLC	8.250%	02/01/30	1,953,000	2,111,759
Macy's, Inc. (a)	8.375%	06/15/25	3,550,000	3,670,452
Nathan's Famous, Inc. (a)	6.625%	11/01/25	24,044,000	24,404,660
Nordstrom, Inc. (c)	4.000%	03/15/27	15,058,000	12,804,304
Nordstrom, Inc. (c)	4.375%	04/01/30	6,828,000	5,520,211
QVC, Inc.	5.450%	08/15/34	13,266,000	13,100,174
Wolverine World Wide, Inc. (a)	6.375%	05/15/25	2,720,000	2,869,600
				185,960,924
Services - 5.8%
IAA Spinco, Inc. (a)	5.500%	06/15/27	10,815,000	11,261,119
KAR Auction Services, Inc. (a)	5.125%	06/01/25	14,123,000	14,122,718
Korn Ferry International (a)(c)	4.625%	12/15/27	20,637,000	20,843,369
MasTec, Inc. (a)	4.500%	08/15/28	14,973,000	15,122,730
Sabre Global, Inc. (a)	5.250%	11/15/23	4,030,000	3,939,325
Sabre Global, Inc. (a)	7.375%	09/01/25	11,946,000	12,065,460
Uber Technologies, Inc. (a)	7.500%	11/01/23	8,364,000	8,712,779
Uber Technologies, Inc. (a)	7.500%	05/15/25	5,155,000	5,496,313
				91,563,813

Diamond Hill Corporate Credit Fund

Schedule of Investments (Continued)

Corporate Bonds - 95.5% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Technology & Electronics - 2.6%
Logan Merger Sub, Inc. (a)	5.500%	09/01/27	$9,249,000	$9,387,735
MTS Systems Corp. (a)	5.750%	08/15/27	10,254,000	10,097,114
NCR Corp. (a)	5.000%	10/01/28	11,375,000	11,360,781
TripAdvisor, Inc. (a)	7.000%	07/15/25	9,383,000	9,781,778
				40,627,408
Telecommunications - 3.3%
HTA Group Ltd. (a)	7.000%	12/18/25	8,250,000	8,619,188
LCPR Senior Secured Financing Designated Activity Co. (a)	6.750%	10/15/27	11,447,000	11,962,115
T-Mobile, Inc. (a)	3.875%	04/15/30	5,000,000	5,685,150
Viasat, Inc. (a)	5.625%	09/15/25	17,506,000	17,155,879
Viasat, Inc. (a)	5.625%	04/15/27	8,381,000	8,621,954
				52,044,286
Transportation - 2.8%
Alaska Airlines, Series 2020-1B (a)	4.800%	08/15/27	18,050,000	18,900,199
American Airlines, Inc. (a)(c)	11.750%	07/15/25	4,000,000	3,860,000
Delta Air Lines, Inc.	2.600%	12/04/20	2,637,000	2,640,441
Delta Air Lines, Inc.	3.625%	03/15/22	2,200,000	2,163,312
Delta Air Lines, Inc.	2.900%	10/28/24	14,850,000	13,216,499
Skymiles IP Ltd. & Delta Airlines (a)	4.500%	10/20/25	2,000,000	2,052,500
United Airlines Pass-Through Trust, Series 2013-1	5.375%	02/15/23	189,777	182,597
				43,015,548

Total Corporate Bonds (Cost $1,478,267,389)				$1,497,671,888

Registered Investment Companies - 6.9%	Shares	Fair Value
State Street Institutional US Government Money Market Fund, Premier Class, 0.03% (e)	74,316,231	74,316,231
State Street Navigator Securities Lending Portfolio I, 0.08% (e)(f)	34,139,148	34,139,148
Total Registered Investment Companies (Cost $108,455,379)		$108,455,379

Total Investment Securities - 102.5% (Cost $1,589,254,068)		$1,607,529,988

Liabilities in Excess of Other Assets - (2.5)%		(39,337,088)

Net Assets - 100.0%		$1,568,192,900

Diamond Hill Corporate Credit Fund

Schedule of Investments (Continued)

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of September 30, 2020 was $970,785,005 representing 61.9% of net assets.
(b)	Variable rate security. The rate shown is the effective interest rate as of September 30, 2020. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and may be based on index changes, prerepayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.
(c)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2020 was $34,582,172.
(d)	Illiquid security as determined under procedures approved by the Board of Trustees. The total fair value of these securities as of September 30, 2020 was $26,789,954, representing 1.7% of net assets.
(e)	The rate shown is the 7-day effective yield as of September 30, 2020.
(f)	This security was purchased with cash collateral held from securities on loan.

A/S -	Aktieselskab
BV -	Besloten Vennootschap
LIBOR -	London Interbank Offered Rate.
plc -	Public Limited Company

See accompanying notes to Schedules of Investments.

*	Non-income producing security. Restricted and illiquid securities not registered under the securities act of 1933 and valued at fair value by the Valuation & Liquidity Committee based on procedures approved by the Board of Trustees are as follows:

	Acquisition Date	Current Cost	Fair Value	Value as a % of Net Assets
Alesco Preferred Funding Ltd., Class PNNE	March-05	$336,608	$157,117	0.01%
Alesco Preferred Funding Ltd. VI, Class PNN	December-04	621,631	304,386	0.02%
Fort Sheridan ABS CDO Ltd., Series 05-1A, Class PPN2	March-05	519,903	366,312	0.03%
Taberna Preferred Funding Ltd., Class PPN2	March-05	1,053,158	574,906	0.04%
		$2,531,300	$1,402,721	0.09%

Diamond Hill High Yield Fund
Schedule of Investments
September 30, 2020 (Unaudited)

Corporate Bonds - 94.4%	Coupon	Maturity	Shares / Par Value	Fair Value
Automotive - 3.4%
Aptiv plc (a)	4.400%	10/01/46	$1,000,000	$977,267
Ford Motor Credit Co. LLC	3.200%	01/15/21	5,900,000	5,887,536
Ford Motor Credit Co. LLC	3.336%	03/18/21	2,750,000	2,751,512
Ford Motor Credit Co. LLC (a)	3.470%	04/05/21	1,805,000	1,800,488
Ford Motor Credit Co. LLC	3.350%	11/01/22	3,250,000	3,201,250
Tesla, Inc. (b)	5.300%	08/15/25	4,000,000	4,140,000
				18,758,053
Banking - 4.2%
Bankunited, Inc.	5.125%	06/11/30	5,400,000	5,934,063
Cadence Bancorp (3MO LIBOR + 303) (c)	4.750%	06/30/29	3,000,000	2,628,256
First Tennessee Bank	5.750%	05/01/30	6,400,000	7,225,696
Popular, Inc.	6.125%	09/14/23	4,865,000	5,132,575
Synovus Financial Corp. (3MO LIBOR + 418.20) (c)	5.750%	12/15/25	1,000,000	997,650
Western Alliance Bancorp	5.250%	06/01/30	1,000,000	1,037,917
				22,956,157
Basic Industry - 4.3%
Ashland Global Holdings, Inc.	6.875%	05/15/43	2,750,000	3,520,000
Century Communities, Inc.	5.875%	07/15/25	1,500,000	1,559,250
GCP Applied Technologies, Inc. (b)	5.500%	04/15/26	2,450,000	2,499,000
Mueller Industries, Inc.	6.000%	03/01/27	8,420,000	8,420,000
Schweitzer-Mauduit International, Inc. (b)	6.875%	10/01/26	5,500,000	5,802,500
W.R. Grace & Co. (b)	4.875%	06/15/27	1,350,000	1,394,145
				23,194,895
Capital Goods - 1.5%
Itron, Inc. (b)	5.000%	01/15/26	1,750,000	1,793,750
TransDigm, Inc.	6.500%	07/15/24	3,300,000	3,291,750
TransDigm, Inc. (b)	6.250%	03/15/26	2,800,000	2,935,940
				8,021,440

Diamond Hill High Yield Fund

Schedule of Investments (Continued)

Corporate Bonds - 94.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer Goods - 5.0%
Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc. (b)	8.500%	12/15/22	$5,000,000	$5,162,500
Hasbro, Inc.	6.350%	03/15/40	4,850,000	5,712,400
Hasbro, Inc.	5.100%	05/15/44	1,326,000	1,378,901
Pilgrim's Pride Corp. (b)	5.750%	03/15/25	4,700,000	4,788,125
Pilgrim's Pride Corp. (b)	5.875%	09/30/27	3,850,000	3,975,125
Post Holdings, Inc. (b)	5.000%	08/15/26	3,075,000	3,151,875
US Foods, Inc. (b)	5.875%	06/15/24	3,156,000	3,176,672
				27,345,598
Energy - 11.8%
Aker BP ASA (b)	6.000%	07/01/22	777,000	788,655
Aker BP ASA (b)	5.875%	03/31/25	500,000	519,898
Apergy Corp.	6.375%	05/01/26	11,500,000	10,984,685
Barrett Bill Corp. (d)	7.000%	10/15/22	9,466,000	2,366,500
Energen Corp.	7.125%	02/15/28	4,375,000	5,022,623
Floatel International Ltd. (d)	9.000%	04/11/24	600,000	45,000
Floatel International Ltd. (d)	12.750%	04/11/24	600,000	18,000
Floatel International Ltd. (d)	0.000%	04/11/60	38,250	38,250
Floatel International Ltd. (d)	0.000%	04/11/60	27,000	27,000
Leviathan Energy	6.500%	06/30/27	250,000	259,375
Leviathan Energy	6.750%	06/30/30	6,210,000	6,427,350
Magnolia Oil & Gas Corp. (b)	6.000%	08/01/26	12,082,000	11,840,360
New Fortress Energy, Inc. (b)	6.750%	09/15/25	5,335,000	5,577,742
Oceaneering International, Inc.	6.000%	02/01/28	545,000	340,897
Parsley Energy LLC (b)	5.375%	01/15/25	2,323,000	2,317,192
Rattler Midstream LP (b)	5.625%	07/15/25	3,050,000	3,072,875
Viper Energy Partners LP (b)	5.375%	11/01/27	1,100,000	1,083,500
Welltec A/S (b)	9.500%	12/01/22	11,042,000	9,716,960
WPX Energy, Inc.	5.250%	09/15/24	3,525,000	3,683,625
				64,130,487

Diamond Hill High Yield Fund

Schedule of Investments (Continued)

Corporate Bonds - 94.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Financial Services - 10.2%
Aircastle Ltd.	4.250%	06/15/26	$1,275,000	$1,178,946
Alliance Data Systems Corp. (b)	4.750%	12/15/24	4,000,000	3,749,200
Alliance Data Systems Corp. (b)	7.000%	01/15/26	9,000,000	8,955,900
Credit Acceptance Corp. (b)	5.125%	12/31/24	4,550,000	4,518,286
Credit Acceptance Corp.	6.625%	03/15/26	7,750,000	8,001,875
FirstCash, Inc. (b)	4.625%	09/01/28	3,500,000	3,578,750
FS KKR Capital Corp.	4.125%	02/01/25	3,090,000	3,070,052
FS KKR Capital Corp. II (b)	4.250%	02/14/25	3,200,000	3,020,746
Nationstar Mortgage LLC (b)	6.000%	01/15/27	4,629,000	4,718,617
Nationstar Mortgage LLC (b)	5.500%	08/15/28	2,460,000	2,456,925
PennyMac Financial Services, Inc. (b)	5.375%	10/15/25	4,700,000	4,758,750
PRA Group, Inc. (b)	7.375%	09/01/25	1,500,000	1,564,320
Quicken Loans LLC (b)	3.875%	03/01/31	2,450,000	2,419,375
Wand Merger Corp. (b)	9.125%	07/15/26	3,200,000	3,432,000
				55,423,742
Health Care - 5.1%
Davita, Inc. (b)	3.750%	02/15/31	5,766,000	5,555,829
Emergent Biosolutions, Inc. (b)	3.875%	08/15/28	3,550,000	3,563,951
Molina Healthcare, Inc. (b)	4.875%	06/15/25	4,366,000	4,453,320
Par Pharmaceutical, Inc. (b)	7.500%	04/01/27	1,150,000	1,204,832
Teva Pharmaceuticals Finance Netherlands III BV	3.150%	10/01/26	1,200,000	1,059,000
Teva Pharmaceuticals Financial Co. BV	2.200%	07/21/21	3,102,000	3,075,633
Teva Pharmaceuticals Financial Co. BV	2.950%	12/18/22	4,398,000	4,275,428
Teva Pharmaceuticals Financial Co. BV	2.800%	07/21/23	5,100,000	4,876,875
				28,064,868
Insurance - 4.0%
AssuredPartners, Inc. (b)	7.000%	08/15/25	4,950,000	5,041,822
GTCR AP Finance, Inc. (b)	8.000%	05/15/27	480,000	508,800
Hub International Ltd. (b)	7.000%	05/01/26	4,184,000	4,335,670
MGIC Investment Corp.	5.250%	08/15/28	1,900,000	1,965,930
Radian Group, Inc.	6.625%	03/15/25	1,100,000	1,160,500
Radian Group, Inc.	4.875%	03/15/27	8,900,000	8,855,500
				21,868,222

Diamond Hill High Yield Fund

Schedule of Investments (Continued)

Corporate Bonds - 94.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Leisure - 10.7%
CCM Merger, Inc. (b)	6.000%	03/15/22	$1,877,000	$1,850,309
Golden Nugget, Inc. (b)	6.750%	10/15/24	6,600,000	5,511,000
Live Nation Entertainment, Inc. (b)	4.875%	11/01/24	2,458,000	2,378,115
Live Nation Entertainment, Inc. (b)	5.625%	03/15/26	5,025,000	4,849,125
Speedway Motorsports LLC (b)	4.875%	11/01/27	6,100,000	5,854,170
Station Casinos LLC (a)(b)	5.000%	10/01/25	5,625,000	5,532,469
Station Casinos LLC (b)	4.500%	02/15/28	3,050,000	2,821,250
Viking Cruises Ltd. (b)	6.250%	05/15/25	6,700,000	5,259,500
Viking Cruises Ltd. (b)	13.000%	05/15/25	2,000,000	2,315,000
Wyndham Destinations, Inc. (b)	6.625%	07/31/26	5,293,000	5,545,000
Wyndham Destinations, Inc. (b)	4.625%	03/01/30	2,200,000	2,123,000
Wynn Las Vegas LLC (b)	5.500%	03/01/25	9,800,000	9,408,000
XHR LP (b)	6.375%	08/15/25	5,100,000	5,100,000
				58,546,938
Media - 3.5%
Cimpress plc (b)	7.000%	06/15/26	12,994,000	12,311,815
Twitter, Inc. (b)	3.875%	12/15/27	6,600,000	6,890,400
				19,202,215
Real Estate - 4.5%
Forestar Group, Inc. (b)	8.000%	04/15/24	1,755,000	1,847,138
Forestar Group, Inc. (b)	5.000%	03/01/28	4,439,000	4,483,390
Kennedy Wilson, Inc.	5.875%	04/01/24	5,650,000	5,621,750
New Residential Investment Corp. (b)	6.250%	10/15/25	8,750,000	8,622,950
RHP Hotel Properties LP	5.000%	04/15/23	4,000,000	3,917,080
				24,492,308

Diamond Hill High Yield Fund

Schedule of Investments (Continued)

Corporate Bonds - 94.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Retail - 12.5%
Abercrombie & Fitch Management Co. (b)	8.750%	07/15/25	$3,500,000	$3,683,750
ANGI Group LLC (b)	3.875%	08/15/28	5,000,000	4,950,000
Carvana Co. (b)	8.875%	10/01/23	5,000,000	5,221,900
DriveTime Automotive Group, Inc. (a)(b)	8.000%	06/01/21	6,200,000	6,215,500
GrubHub Holdings, Inc. (b)	5.500%	07/01/27	8,650,000	8,979,781
Hanesbrands, Inc. (b)	4.625%	05/15/24	3,125,000	3,249,344
IRB Holding Corp. (a)(b)	6.750%	02/15/26	6,700,000	6,700,000
Liberty Interactive LLC (a)	8.500%	07/15/29	4,925,000	5,306,688
Liberty Interactive LLC	8.250%	02/01/30	445,000	481,174
Macy's, Inc. (a)(b)	8.375%	06/15/25	1,800,000	1,861,074
Nathan's Famous, Inc. (b)	6.625%	11/01/25	7,350,000	7,460,250
Nordstrom, Inc. (a)	4.375%	04/01/30	10,741,000	8,683,741
QVC, Inc.	5.450%	08/15/34	4,700,000	4,641,250
Wolverine World Wide, Inc. (b)	6.375%	05/15/25	1,000,000	1,055,000
				68,489,452
Services - 5.2%
IAA Spinco, Inc. (b)	5.500%	06/15/27	1,100,000	1,145,375
KAR Auction Services, Inc. (b)	5.125%	06/01/25	5,500,000	5,499,890
Korn Ferry International (b)	4.625%	12/15/27	6,700,000	6,767,000
MasTec, Inc. (b)	4.500%	08/15/28	4,950,000	4,999,500
Sabre Global, Inc. (b)	7.375%	09/01/25	5,590,000	5,645,900
Uber Technologies, Inc. (b)	7.500%	11/01/23	1,000,000	1,041,700
Uber Technologies, Inc. (b)	8.000%	11/01/26	2,200,000	2,343,000
Uber Technologies, Inc. (b)	7.500%	09/15/27	945,000	1,008,787
				28,451,152
Technology & Electronics - 3.8%
Logan Merger Sub, Inc. (b)	5.500%	09/01/27	4,675,000	4,745,125
MTS Systems Corp. (b)	5.750%	08/15/27	4,000,000	3,938,800
NCR Corp. (b)	5.000%	10/01/28	6,250,000	6,242,187
TripAdvisor, Inc. (b)	7.000%	07/15/25	5,800,000	6,046,500
				20,972,612
Telecommunications - 3.1%
HTA Group Ltd. (b)	7.000%	12/18/25	4,150,000	4,335,713
LCPR Senior Secured Financing Designated Activity Co. (b)	6.750%	10/15/27	4,950,000	5,172,750
Viasat, Inc. (b)	5.625%	09/15/25	4,700,000	4,606,000
Viasat, Inc. (a)(b)	6.500%	07/15/28	2,727,000	2,730,954
				16,845,417

Diamond Hill High Yield Fund

Schedule of Investments (Continued)

Corporate Bonds - 94.4% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Transportation - 1.6%
American Airlines, Inc. (a)(b)	11.750%	07/15/25	$2,000,000	$1,930,000
Continental Airlines Pass-Through Trust, Series 2012-2	5.500%	04/29/22	86,092	85,063
Delta Air Lines, Inc.	2.900%	10/28/24	7,250,000	6,452,500
U.S. Airways Pass-Through Trust, Series 2012-2	6.750%	12/03/22	195,657	179,654
				8,647,217

Total Corporate Bonds (Cost $499,964,352)				$515,410,773

Securitized - 0.6%	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 0.0% (e)
Access Point Financial, Inc., Series 2017-A, Class C (b)(d)	5.820%	04/15/29	250,000	248,001

Auto Loan - 0.1%
Skopos Auto Receivables Trust, Series 2019-1, Class D (b)	5.240%	04/15/25	320,000	326,429

Consumer - 0.4%
Freedom Financial, Series 2020-FP1, Class C (b)	4.370%	03/18/27	1,000,000	962,613
Mariner Finance Issuance Trust, Series 2018-A, Class D (b)	6.570%	11/20/30	275,000	277,248
Prosper Marketplace Issuance Trust, Series 2019-4A, Class C (b)	4.950%	02/17/26	1,000,000	993,656
				2,233,517
Credit Cards - 0.1%
Fortiva Retail Credit Master Note, Series 2018-1, Class C (b)	7.730%	11/15/23	250,000	250,823

Total Securitized (Cost $3,094,463)				$3,058,770

Registered Investment Companies - 5.5%	Shares	Fair Value
State Street Institutional US Government Money Market Fund, Premier Class, 0.03% (f)	20,693,553	20,693,553

Diamond Hill High Yield Fund

Schedule of Investments (Continued)

Registered Investment Companies - 5.5% (Continued)	Shares	Fair Value
State Street Navigator Securities Lending Portfolio I, 0.08% (f)(g)	9,489,093	$9,489,093
Total Registered Investment Companies (Cost $30,182,646)		$30,182,646

Total Investment Securities - 100.5% (Cost $533,241,461)		$548,652,189

Liabilities in Excess of Other Assets - (0.5)%		(2,668,451)

Net Assets - 100.0%		$545,983,738

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2020 was $10,539,200.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of September 30, 2020 was $354,911,088, representing 65.0% of net assets.
(c)	Variable rate security. The rate shown is the effective interest rate as of September 30, 2020. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and may be based on index changes, prerepayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.
(d)	Illiquid security as determined under procedures approved by the Board of Trustees. The total fair value of these securities as of September 30, 2020 was $2,742,751, representing 0.5% of net assets.
(e)	Percentage rounds to less than 0.1%.
(f)	The rate shown is the 7-day effective yield as of September 30, 2020.
(g)	This security was purchased with cash collateral held from securities on loan.

A/S -	Aktieselskab
ASA -	Allmennaksjeselskap
BV -	Besloten Vennootschap
LIBOR -	London Interbank Offered Rate
plc -	Public Limited Company

See accompanying notes to Schedules of Investments.

Diamond Hill Funds
Notes to Schedules of Investments and Investments Sold Short
September 30, 2020 (Unaudited)

1. Organization

The Diamond Hill Small Cap Fund (“Small Cap Fund”), Diamond Hill Small-Mid Cap Fund (“Small-Mid Cap Fund”), Diamond Hill Mid Cap Fund (“Mid Cap Fund”), Diamond Hill Large Cap Fund (“Large Cap Fund”), Diamond Hill All Cap Select Fund (“All Cap Select Fund”), Diamond Hill Long-Short Fund (“Long-Short Fund”), Diamond Hill Research Opportunities Fund (“Research Opportunities Fund”), Diamond Hill Global Fund (“Global Fund”), Diamond Hill International Fund (“International Fund”), Diamond Hill Short Duration Securitized Bond Fund (formerly Diamond Hill Short Duration Total Return Fund) ("Short Duration Fund"), Diamond Hill Core Bond Fund (“Core Bond Fund”), Diamond Hill Corporate Credit Fund (“Corporate Credit Fund”) and Diamond Hill High Yield Fund (“High Yield Fund”) are each a diversified series, except for the All Cap Select Fund which is non-diversified, of the Diamond Hill Funds (the “Trust”) (each a “Fund” and collectively the “Funds”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

With the exception of the Mid Cap Fund, Global Fund, International Fund, Short Duration Fund, Core Bond Fund and High Yield Fund, the Funds offer four classes of shares: Class A, Class C, Class I and Class Y. The Mid Cap Fund, Global Fund, International Fund, Short Duration Fund, Core Bond Fund and High Yield Fund offer three classes of shares: Class A, Class I and Class Y. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. With the exception of the Short Duration Fund, Core Bond Fund, Corporate Credit Fund and High Yield Fund, Class A has a maximum sales charge on purchases of 5.00% as a percentage of the original purchase price. The Short Duration Fund has a maximum sales charge on purchases of 2.25% and the Core Bond Fund, Corporate Credit Fund and High Yield Fund have a maximum sales charge on purchases of 3.50% as a percentage of the original purchase price. Class C has a contingent deferred sales charge of 1.00% for shares redeemed within one year of the purchase date.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Estimates — The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Security valuation — The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used by the Funds maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Listed securities for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are traded. Unlisted securities or listed securities for which the latest sales prices are not readily available are valued at the closing bid (long positions) or ask (short positions) price in the principal market where such securities are normally traded. Investments in other open-end investment companies are valued at their reported NAV per share. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service which take into account appropriate factors such as trading activity (i.e., market transactions for normal, institutional-size trading units of similar securities), readily available market quotations (including broker quotes), yield, quality, coupon rate, maturity, type of issue, trading characteristic, call features, credit ratings and other data. Short-term debt investments of sufficient credit quality maturing in less than 61 days may be valued at amortized cost, if amortized cost is determined to approximate fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, a price becomes stale, or an event occurs that materially affects the furnished price) are valued by the Valuation & Liquidity Committee. In these cases, the Valuation & Liquidity Committee, established and appointed by the Board of Trustees, determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. Depending on the source and relative significance of the valuation inputs in these instances, the valuations for these securities may be classified as Level 2 or Level 3 in the fair value hierarchy.

In accordance with procedures adopted by the Trust’s Board of Trustees, fair value pricing may be used if events materially affecting the value of foreign equity securities occur between the time the exchange on which they are traded closes and the time the Funds’ NAVs are calculated. The Funds use a systematic valuation model, provided daily by an independent third party, to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days may be valued using amortized cost in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2020:

Investments in Securities (Assets)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Small Cap Fund
Common Stocks*	$439,293,451	$-	$-	$439,293,451
Registered Investment Companies	15,170,574	-	-	15,170,574
Total	$454,464,025	$-	$-	$454,464,025

Small-Mid Cap Fund
Common Stocks*	$1,523,705,404	$-	$-	$1,523,705,404
Registered Investment Companies	115,403,424	-	-	115,403,424
Total	$1,639,108,828	$-	$-	$1,639,108,828

Mid Cap Fund
Common Stocks*	$203,117,774	$-	$-	$203,117,774
Registered Investment Companies	15,522,692	-	-	15,522,692
Total	$218,640,466	$-	$-	$218,640,466

Investments in Securities (Assets)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Large Cap Fund
Common Stocks*	$6,732,769,690	$-	$-	$6,732,769,690
Registered Investment Companies	169,841,728	-	-	169,841,728
Total	$6,902,611,418	$-	$-	$6,902,611,418

All Cap Select Fund
Common Stocks*	$256,097,750	$-	$-	$256,097,750
Registered Investment Companies	10,546,985	-	-	10,546,985
Total	$266,644,735	$-	$-	$266,644,735

Long-Short Fund
Common Stocks*	$1,718,812,334	$-	$-	$1,718,812,334
Registered Investment Companies	582,751,411	-	-	582,751,411
Total	$2,301,563,745	$-	$-	$2,301,563,745

Research Opportunities Fund
Common Stocks*	$34,033,985	$1,483,309	$-	$35,517,294
Registered Investment Companies	8,686,468	-	-	8,686,468
Total	$42,720,453	$1,483,309	$-	$44,203,762

Global Fund
Common Stocks*	$8,212,943	$5,629,817	$-	$13,842,760
Registered Investment Companies	449,661	-	-	449,661
Total	$8,662,604	$5,629,817	$-	$14,292,421

International Fund
Common Stocks*	$4,148,801	$8,917,869	$-	$13,066,670
Registered Investment Companies	637,443	-	-	637,443
Total	$4,786,244	$8,917,869	$-	$13,704,113

Short Duration Fund
Corporate Credit*	$-	$16,464,246	$-	$16,464,246
Securitized*	-	910,777,300	-	910,777,300
Registered Investment Companies	102,206,662	-	-	102,206,662
Total	$102,206,662	$927,241,546	$-	$1,029,448,208

Investments in Securities (Assets)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Core Bond Fund
Corporate Credit*	$-	$39,618,312	$-	$39,618,312
Government Related*	-	1,320,396	-	1,320,396
Securitized*	-	142,372,622	-	142,372,622
Treasury	-	40,448,806	-	40,448,806
Registered Investment Companies	25,740,265	-	-	25,740,265
Total	$25,740,265	$223,760,136	$-	$249,500,401

Corporate Credit Fund
Collateralized Debt Obligations	$-	$1,402,721	$-	$1,402,721
Corporate Bonds*	-	1,497,671,888	-	1,497,671,888
Registered Investment Companies	108,455,379	-	-	108,455,379
Total	$108,455,379	$1,499,074,609	$-	$1,607,529,988

High Yield Fund
Corporate Bonds*	$-	$515,410,773	$-	$515,410,773
Securitized*	-	3,058,770	-	3,058,770
Registered Investment Companies	30,182,646	-	-	30,182,646
Total	$30,182,646	$518,469,543	$-	$548,652,189

Investments in Securities Sold Short: (Liabilities)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Long-Short Fund
Common Stocks*	$(546,346,667)	$-	$-	$(546,346,667)
Total	$(546,346,667)	$-	$-	$(546,346,667)

Research Opportunities Fund
Common Stocks*	$(6,661,990)	$-	$-	$(6,661,990)
Total	$(6,661,990)	$-	$-	$(6,661,990)

*	See Schedule of Investments and Schedule of Investments Sold Short for industry classification.

There were no transfers into or out of Level 3 for the nine months ended September 30, 2020.

Short sales — The Long-Short Fund, Research Opportunities Fund, Global Fund, International Fund, Corporate Credit Fund and High Yield Fund are permitted to make short sales of securities. Short sales are effective when it is believed that the price of a particular security will decline and involves the sale of a security that the Fund does not own in hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, a Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund. Cash received from short sales and other liquid securities are maintained by the custodian and are used as collateral. Cash collateral is shown as “Cash deposits with custodian for securities sold short” on the Statements of Assets & Liabilities and “Segregated Cash With Custodian” on the Schedules of Investments. Liquid securities pledged as collateral are noted on the Schedules of Investments.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. The use of short sales may cause a Fund to have higher expenses (specifically dividend expenses) than those of other equity mutual funds. Short sales are speculative transactions and involve special risks, including greater reliance on the ability of the Funds’ investment adviser, Diamond Hill Capital Management, Inc. (“DHCM”), to accurately anticipate the future value of a security.

Securities lending — Under the terms of the securities lending agreement with State Street Bank and Trust Company (“State Street”), State Street is authorized to loan securities on behalf of the Funds to approved borrowers. The contractual maturity of securities lending transactions is on an overnight and continuous basis. In exchange, the Funds receive cash and/or U.S. Treasury and government agency securities as collateral in the amount of at least 100% of the value of the securities loaned. Any collateral shortfalls due to changes in security market prices are adjusted the next business day. The cash collateral is invested in short-term instruments as noted in each Fund’s Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreement indemnifies the Funds from losses incurred in the event of a borrower’s material default of the terms and conditions of the borrower agreement. The agreement provides that after predetermined rebates to borrowers, the Funds each retain a portion of their respective net securities lending income and pay State Street the remaining portion. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into a master netting agreement and collateral agreement with State Street that provide the Funds, in the event of default (such as bankruptcy or borrower’s failure to pay or perform), the right to net rights and obligations under such agreements and liquidate and set off collateral against the net amount owed to the Funds.

As of September 30, 2020, the fair value of securities on loan and the collateral held were as follows:

	Fair Value of Securities Loaned	Cash Collateral	Non-Cash Collateral*	Total Collateral

Small Cap Fund	$2,011,726	$-	$2,100,664	$2,100,664
Small-Mid Cap Fund	11,830,231	7,266,209	4,880,425	12,146,634
Large Cap Fund	98,359,572	5,704,733	94,297,627	100,002,360
All Cap Select Fund	6,137,941	1,088,982	5,097,142	6,186,124
Long-Short Fund	379,683,194	385,284,728	-	385,284,728
Research Opportunities Fund	8,473,669	8,621,462	-	8,621,462
Global Fund	249,756	158,696	93,021	251,717
International Fund	24,068	24,650	-	24,650
Short Duration Fund	102,500	105,750	-	105,750
Core Bond Fund	18,491,493	13,221,498	5,841,398	19,062,896
Corporate Credit Fund	34,582,172	34,139,148	1,727,220	35,866,368
High Yield Fund	10,539,200	9,489,093	2,586,218	12,075,311

*	These securities are held for the benefit of the Funds at the Funds’ custodian. The Funds cannot repledge or resell this collateral. As such, collateral is excluded from the Schedules of Investments. The Mid Cap Fund did not have any securities on loan or collateral as of September 30, 2020.

Security transactions — Throughout the reporting period, investment transactions are generally recorded on trade date but no later than the first business day following trade date. For financial reporting purposes, investments are recorded on trade date. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Dividend income and expense are recognized on the ex-dividend date and interest income is recognized on an accrual basis. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Taxes on foreign dividends and/or capital gains have been recorded for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized using the daily effective yield method and included in interest income. The Funds record distributions received from investments in real estate investment trusts (also known as “REITs”) and partnerships in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available, and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts once the issuers provide information about the actual composition of the distributions. Interest only stripped mortgage-backed securities (“IO Strips”) are securities that receive only interest payments from a pool of mortgage loans. Little to no principal will be received by the Funds upon maturity of an IO Strip. Periodic adjustments are recorded to reduce the cost of the security until maturity, which are included in interest income.

3. Federal Tax Information

As of September 30, 2020, the Funds’ federal tax cost of portfolio investments and net unrealized appreciation (depreciation) on portfolio investments including short sales, where applicable, were as follows:

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund	Large Cap Fund

Tax cost of portfolio investments	$359,386,142	$1,632,685,219	$231,386,527	$5,476,377,052
Gross unrealized appreciation	127,354,896	259,701,145	24,905,840	1,755,346,014
Gross unrealized depreciation	(32,277,013)	(253,277,536)	(37,651,901)	(329,111,648)
Net unrealized appreciation (depreciation) on portfolio investments	$95,077,883	$6,423,609	$(12,746,061)	$1,426,234,366

	All Cap Select Fund	Long-Short Fund	Research Opportunities Fund	Global Fund

Tax cost of portfolio investments	$240,871,251	$1,472,532,703	$34,311,806	$14,978,994
Gross unrealized appreciation	42,229,740	377,761,732	6,255,713	1,084,168
Gross unrealized depreciation	(16,456,256)	(95,077,357)	(3,025,747)	(1,770,741)
Net unrealized appreciation (depreciation) on portfolio investments	$25,773,484	$282,684,375	$3,229,966	$(686,573)

	International Fund	Short Duration Fund	Core Bond Fund	Corporate Credit Fund

Tax cost of portfolio investments	$14,401,148	$1,035,939,836	$238,867,421	$1,596,728,946
Gross unrealized appreciation	1,179,742	19,386,486	11,876,482	42,832,688
Gross unrealized depreciation	(1,876,777)	(25,878,114)	(1,243,502)	(32,031,646)
Net unrealized appreciation (depreciation) on portfolio investments	$(697,035)	$(6,491,628)	$10,632,980	$10,801,042

High Yield Fund

Tax cost of portfolio investments	$534,817,080
Gross unrealized appreciation	19,750,226
Gross unrealized depreciation	(5,915,117)
Net unrealized appreciation on portfolio investments	$13,835,109

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and unreversed inclusions of Passive Foreign Investment Companies.

4. Affiliated Investments

Information regarding the Funds’ holdings in the Short Duration Fund during the nine months ended September 30, 2020 is as follows:

Affiliated Fund	Diamond Hill Small-Mid Cap Fund	Diamond Hill Mid Cap Fund	Diamond Hill Long-Short Fund	Diamond Hill Corporate Credit Fund

Diamond Hill Short Duration Securitized Bond Fund

Value, December 31, 2019	$40,751,490	$2,345,400	$68,433,025	$51,021,763

Purchases	764,699	45,841	1,403,935	3,582,895
Sales	(15,000,000)	(700,000)	(29,000,000)	(50,408,725)
Realized Losses	(9,029)	(75,396)	(1,141,774)	(4,046,880)
Change in Unrealized Appreciation/Depreciation	(528,058)	(29,723)	(835,494)	(149,053)

Value, September 30, 2020	$25,979,102	$1,586,122	$38,859,692	$-

Income Distributions	$764,699	$45,841	$1,403,935	$592,741

Subsequent Events

The Funds evaluated events from September 30, 2020 through the date that these financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements except for the following:

On July 21, 2020 the Board of Trustees approved an Agreement and Plan of Reorganization to merge the Research Opportunities Fund with and into the Long-Short Fund. The merger was approved by the Research Opportunities shareholders on October 20, 2020. The tax-free reorganization took place on October 23, 2020.